As filed with the Securities and Exchange Commission on July 27, 2015
File Nos. 333-57548 and 811-10319

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	40	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	41	[X]

USA MUTUALS
(Exact Name of Registrant as Specified in Charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of Principal Executive Offices) (Zip Code)

(800) 688-8257
(Registrant’s Telephone Number, including Area Code)

Joseph C. Neuberger
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq. Godfrey & Kahn S.C. 780 North Water Street Milwaukee, Wisconsin 53202 (414) 273-3500	Emily R. Enslow U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 2nd Floor Milwaukee, Wisconsin 53202 (414) 765-6872

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on July 29, 2015 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 40 to the Registration Statement of USA Mutuals (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended March 31, 2015 for the USA Mutuals Generation Wave Growth Fund, the USA Mutuals Barrier Fund and the USA Mutuals Takeover Targets Fund and to make other permissible changes under Rule 485(b).

Prospectus

July 29, 2015

USA Mutuals Barrier Fund
Institutional Class Shares (VICVX)
Investor Class Shares (VICEX)
Class A Shares (VICAX)
Class C Shares (VICCX)

USA Mutuals Generation Wave Growth Fund
Investor Class Shares (GWGFX)

USA Mutuals Takeover Targets Fund
Institutional Class Shares (TOTIX)
Investor Class Shares (TOTNX)
Class A Shares (TOTAX)
Class C Shares (TOTCX)

Phone: 1–866–264–8783 Web: www.usamutuals.com	Investment Advisor USA Mutuals Advisors, Inc. Plaza of the Americas 700 North Pearl Street, Suite 900 Dallas, Texas 75201

Neither the U.S. Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus (Barrier, Generation Wave Growth and Takeover Targets)

This Prospectus applies to Institutional Class, Investor Class, Class A and Class C shares of the USA Mutuals Barrier Fund (the “Barrier Fund”), Investor Class shares of the USA Mutuals Generation Wave Growth Fund (“Generation Wave Growth Fund”), and Institutional Class, Investor Class, Class A and Class C shares of the USA Mutuals Takeover Targets Fund (the “Takeover Targets Fund”) (each, a “Fund,” and collectively, the “Funds”).  The Generation Wave Growth Fund is also currently authorized to issue Class A and Class C shares, which are described in a separate prospectus.

Table of Contents - Prospectus (Barrier, Generation Wave Growth and Takeover Targets)

Summary Section

USA Mutuals Barrier Fund

Investment Objective
The investment objective of the Barrier Fund is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Barrier Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and under “Shareholder Information—Sales Charge Reductions and Waivers” beginning on page 25 of this Prospectus and “Purchase and Redemption of Shares—Class A Sales Charge Waivers” beginning on page 37 of the Funds’ Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Institutional Class	Investor Class	Class A	Class C
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None	5.75%	None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the shares redeemed within 12 months of purchase)	None	None	None	1.00%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 18 months of purchase)	None	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	None	0.25%	0.25%(1)	1.00%
Other Expenses	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	1.19%	1.44%	1.44%	2.19%

(1)
The Barrier Fund has adopted a distribution plan pursuant to Rule 12b-1 (the “Rule 12b-1 Plan”) under the Investment Company Act of 1940, as amended (the “1940 Act”).  Under the Rule 12b-1 Plan, the Fund may pay an annual Rule 12b-1 distribution fee of up to 0.50% for Class A shares.  For the 12-month period covered by this Prospectus, the Fund’s Board of Trustees (the “Board of Trustees”) has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares.

Example
The following Example is intended to help you compare the cost of investing in the Barrier Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that you reinvest all distributions, and that the Fund’s operating expenses remain the same each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$121	$378	$654	$1,443
Investor Class	$147	$456	$787	$1,724
Class A	$713	$1,004	$1,317	$2,200
Class C	$320	$778	$1,263	$2,598

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Portfolio Turnover
The Barrier Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs, and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.77% of the average value of its portfolio.

Principal Investment Strategies
The Barrier Fund, a diversified investment company, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as American Depositary Receipts (“ADRs”).

Under normal market conditions, the Barrier Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that derive a significant portion of their revenues from a group of industries that have significant barriers to entry including the alcoholic beverages, tobacco, gaming and defense/aerospace industries.  The Fund will concentrate at least 25% of its net assets in this group of barrier to entry industries (but no more than 80% of its net assets in any single industry).

The Barrier Fund will also participate in other strategies in an attempt to generate incremental returns, including short selling of securities and certain options strategies.  Use of these strategies may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the Fund is subject.

For cash management purposes, the Barrier Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities.  For temporary defensive purposes, the Fund may invest up to 100% of its total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

Principal Risks
The risks associated with an investment in the Fund can increase during times of significant market volatility.  Investments in the Fund are subject to the following principal risks:

•	you could lose all or a portion of your investment in the Fund;
•	certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market;
•
investment strategies employed by USA Mutuals Advisors, Inc. (the “Advisor”), the Fund’s investment advisor, in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

•	asset allocation to a particular strategy may not reflect actual market movement or the effect of economic conditions;
•
because the Fund will concentrate at least 25% of its net assets in the group of four barrier to entry industries identified in this Prospectus, the Fund may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries;

•	investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure could increase the volatility of the Fund’s portfolio;
•	the Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;
•	political, social or economic instability in foreign developed and emerging markets may cause the value of the Fund’s investments in foreign securities to decline;
•
unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is less information available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund;

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•	currency-rate fluctuations due to political, social or economic instability may cause the value of the Fund’s investments to decline;
•
investing in derivatives, specifically call and put options, for hedging purposes and to reduce Fund volatility, as well as direct investment may subject the Fund to losses if the derivatives do not perform as expected; and

•
if the value of a security sold short increases prior to the scheduled delivery date the Fund will lose money, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

Performance
The performance information demonstrates the risks of investing in the Barrier Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  The information shown assumes reinvestment of distributions.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available through the Fund’s website at www.usamutuals.com.

Barrier Fund - Investor Class Shares(1)
Calendar Year Returns as of December 31
(1)
The returns shown in the bar chart are for the Fund’s Investor Class shares.  Institutional Class, Class A and Class C shares have substantially similar returns because the Fund’s Institutional Class, Investor Class, Class A and Class C shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses.  Sales loads are not reflected in the bar chart or in the best and worst quarterly returns set forth below.  If sales loads were reflected, the returns shown would have been lower.

The calendar year-to-date return for the Barrier Fund’s Investor Class shares as of June 30, 2015 was -0.68%.  During the period shown in the bar chart, the best performance for a quarter was 14.22% (for the quarter ended June 30, 2009).  The worst performance was -20.12% (for the quarter ended December 31, 2008).

Average Annual Total Returns (Investor Class Shares)(1)
(For the periods ended December 31, 2014)
	One Year	Five Years	Ten Years	Since Inception (8/30/2002)
Investor Class Shares
Return Before Taxes	0.78%	16.12%	7.94%	10.35%
Return After Taxes on Distributions	0.47%	15.87%	7.67%	10.12%
Return After Taxes on Distributions and Sale of Fund Shares	0.72%	13.05%	6.47%	8.72%
S&P 500 Index® (reflects no deductions for fees, expenses or taxes)	13.69%	15.45%	7.67%	8.98%

(1)
The returns in the table are for Investor Class shares but Institutional Class, Class A and Class C shares would have substantially similar annual returns because the Fund’s Investor Class, Institutional Class, Class A and Class C shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses.  Sales loads are not reflected in the table.  If sales loads were reflected, the returns shown would have been lower.

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After-tax returns are shown for Investor Class shares and will vary for Institutional Class, Class A and Class C shares.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
USA Mutuals Advisors, Inc. is the Barrier Fund’s investment advisor.

Portfolio Manager
Mr. Gerald Sullivan, Portfolio Manager, is primarily responsible for the day-to-day management of the Barrier Fund’s portfolio and has managed the Fund since June 1, 2011.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 13.

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USA Mutuals Generation Wave Growth Fund

Investment Objective
The investment objective of the Generation Wave Growth Fund is capital appreciation over the long term with low volatility and low correlation to the equity markets.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Generation Wave Growth Fund.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses	1.58%
Acquired Fund Fees and Expenses	0.20%
Total Annual Fund Operating Expenses(1)	2.73%
Less: Fee Waiver/Expense Reimbursement	-0.78%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	1.95%

(1)
Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the expense ratio in the Generation Wave Growth Fund’s “Financial Highlights” section of this Prospectus because the “Financial Highlights” include only the direct expenses of the Fund, and exclude acquired fund fees and expenses (“AFFE”).

(2)
USA Mutuals Advisors, Inc. (the “Advisor”), the Generation Wave Growth Fund’s investment advisor, has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, AFFE and extraordinary expenses (collectively, “Excluded Expenses”)) to 1.75% of average net assets of the Fund through July 31, 2016, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Fund’s Board of Trustees (the “Board of Trustees”), unless either the Board of Trustees or the Advisor terminates the agreement prior to such renewal.  To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement may be greater than 1.75%.  The current term of the agreement may only be terminated by the Board of Trustees of the Trust.  The Advisor shall be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.

Example
The following Example is intended to help you compare the cost of investing in the Investor Class shares of the Generation Wave Growth Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% rate of return each year, that you reinvest all distributions, and that the Fund’s operating expenses remain the same each year.  The fee waiver/expense reimbursement agreement discussed in the table above is reflected only through July 31, 2016.  Although your actual costs may be higher or lower, based on these assumptions your costs for the Fund would be:

One Year	Three Years	Five Years	Ten Years
$198	$773	$1,375	$3,004

Portfolio Turnover
The Generation Wave Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs, and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 132.21% of the average value of its portfolio.

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Principal Investment Strategies
The Generation Wave Growth Fund, a non-diversified investment company, pursues its investment objective by investing in multiple alternative investment strategies.  The strategies employed by the Fund include Long/Short Equity Strategy, Relative Value-Long/Short Debt Strategy, Equity Option Strategy, Tactical Allocation Strategy (which involves using market trend indicators to determine whether the Fund should take aggressive, neutral or defensive market positions), and Real Assets/Commodity Strategy such as real estate, commodities and currencies.  The Fund may implement these strategies through direct investments in equity, fixed income and options securities, futures contracts, swaps, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) or other investment companies.  The Fund may engage in long purchases, short sales and options trading to implement these strategies.

The equity securities that the Generation Wave Growth Fund invests in directly or through other investment companies may include small, medium or large capitalization companies, both domestic and foreign, in different market sectors.  The Fund’s investment in securities of foreign issuers may include emerging markets.  The fixed income securities that the Fund invests in directly or through other investment companies may include any maturity or credit quality, both domestic and foreign, and may include securities rated below investment grade (sometimes referred to as “junk bonds”).  The Fund may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities, and may enter into equity, interest rate, index and currency rate swap agreements.  Derivative instruments in which the Fund may invest include options, futures and swaps.  The Fund invests in these types of instruments to both reduce risk through hedging, or to take market risk.  In addition, the Fund may borrow money, a practice known as “leveraging,” to meet redemptions, for other emergency purposes or to increase its portfolio holdings.  The Fund may invest in commodity-linked instruments, including commodity-linked swaps, futures, options and options on futures, commodity-linked debt and other investment companies and ETFs that invest in commodity-linked instruments.

The Advisor does not follow a rigid investment or allocation policy and the Generation Wave Growth Fund’s assets may be deployed among the Fund’s investment strategies and in weightings the Advisor deems appropriate.

Descriptions of the primary strategies to be employed by the Generation Wave Growth Fund include:

•	Long/Short Equity Strategy-This strategy employs long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempts to achieve capital appreciation.
•
Relative Value-Long/Short Debt Strategy-This strategy is designed to take advantage of perceived discrepancies in the market prices related to credit or maturities of fixed income and derivative securities.

•
Equity Option Strategy-Option strategies include selling call options against long equity positions to provide the ability to participate in high quality equity securities, while seeking income potential and downside protection.

•	Tactical Allocation Strategy-Using market trend indicators, this portion of the portfolio is allocated to aggressive, neutral or defensive market positions.
•	Real Assets/Commodity Strategy-Economic cycles provide opportunities to profit from positions in real estate, copper, lumber, precious metals and other commodities.

When market conditions are unfavorable for profitable investing or when suitable investments are not otherwise available, the Fund may hold a majority of its net assets in cash or similar short-term, high-quality debt securities.  For temporary defensive purposes, the Fund may invest up to 100% of its total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

Principal Risks
The risks associated with an investment in the Generation Wave Growth Fund can increase during times of significant market volatility.  Investments in the Fund are subject to the following principal risks:

•	you could lose all or a portion of your investment in the Fund;
•	certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market;

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•	investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;
•	asset allocation to a particular strategy may not reflect actual market movement or the effect of economic conditions;
•
because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund;

•	investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure could increase the volatility of the Fund’s portfolio;
•	the Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;
•	fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and high yield securities risk;
•
fixed income securities that are rated below investment grade (sometimes referred to as “junk bonds”) are subject to risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer (such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income securities);

•	there is no assurance the U.S. Government will provide financial support on securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;
•	political, social or economic instability in foreign developed and emerging markets may cause the value of the Fund’s investments in foreign securities to decline;
•	leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio;
•
ETFs bear the risk that the market price of an ETF’s shares may trade at a discount to their net asset value (“NAV”) or that an active trading market for an ETF’s shares may not develop or be maintained;

•
the Fund may bear indirect fees and expenses charged by any underlying investment companies in which the Fund may invest in addition to its direct fees and expenses, and may indirectly bear the principal risks of those investment companies;

•
the notes issued by ETNs are unsecured debt of the issuer, and the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index;

•	currency-rate fluctuations due to political, social or economic instability may cause the value of the Fund’s investments to decline;
•
investing in derivatives, specifically call and put options, for hedging purposes and to reduce Fund volatility, as well as direct investment may subject the Fund to losses if the derivatives do not perform as expected;

•
options and futures contracts may be more volatile than direct investments in the underlying securities, involve additional costs, may involve a small initial investment relative to the risk assumed, and may be less liquid than investments directly in the underlying securities;

•	swap contracts may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty;
•	the Fund may not be able to sell or close out a derivative instrument and underlying investments in a derivative instrument may lose value due to interest rate changes;
•
if the value of a security sold short increases prior to the scheduled delivery date the Fund will lose money, since the Fund must pay more for the security than it has received from the purchaser in the short sale;

•
exposure to commodity markets through investments in commodity-linked instruments, may subject the Fund to greater volatility than investments in traditional securities (this difference is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments);

•
investments in real estate may be impacted by adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, which may decrease the value of REITs in which the Fund may invest (additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment); and

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•
MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.  MLP investments also entail many of the general tax risks of investing in a partnership.  Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership.

Performance
The performance information demonstrates the risks of investing in the Generation Wave Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  The information shown assumes reinvestment of distributions.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available through the Fund’s website at www.usamutuals.com.

Generation Wave Growth Fund - Investor Class Shares
Calendar Year Returns as of December 31

The calendar year-to-date return for the Generation Wave Growth Fund’s Investor Class shares as of June 30, 2015 was 1.11%.  During the period shown in the bar chart, the best performance for a quarter was 12.82% (for the quarter ended September 30, 2009).  The worst performance was -20.07% (for the quarter ended December 31, 2008).

Average Annual Total Returns (Investor Class Shares)
(For the periods ended December 31, 2014)
	One Year	Five Years	Ten Years	Since Inception (6/21/2001)
Investor Class Shares
Return Before Taxes	-8.48%	4.41%	1.69%	2.16%
Return After Taxes on Distributions	-8.48%	4.35%	0.97%	1.61%
Return After Taxes on Distributions and Sale of Fund Shares	-4.80%	3.44%	1.56%	1.89%
S&P 500 Index® (reflects no deductions for fees, expenses or taxes)	13.69%	15.45%	7.67%	5.92%

After-tax returns are shown for Investor Class shares and are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

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In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
USA Mutuals Advisors, Inc. is the Generation Wave Growth Fund’s investment advisor.

Portfolio Manager
Mr. Gerald Sullivan, Portfolio Manager, is primarily responsible for the day-to-day management of the Generation Wave Growth Fund’s portfolio and has managed the Fund since June 1, 2011.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 13.

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USA Mutuals Takeover Targets Fund

Investment Objective
The investment objective of the Takeover Targets Fund is capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Takeover Targets Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and under “Shareholder Information—Sales Charge Reductions and Waivers” beginning on page 25 of this Prospectus and “Purchase and Redemption of Shares—Class A Sales Charge Waivers” beginning on page 37 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Institutional Class	Investor Class	Class A	Class C
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None	5.75%	None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the shares redeemed within 12 months of purchase)	None	None	None	1.00%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 18 months of purchase)	None	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	None	0.25%	0.25%(1)	1.00%
Other Expenses(2)	0.33%	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	1.33%	1.58%	1.58%	2.33%
Less: Fee Waiver/Expense Reimbursement	-0.08%	-0.08%	-0.08%	-0.08%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	1.25%	1.50%	1.50%	2.25%

(1)
The Takeover Targets Fund has adopted a distribution plan pursuant to Rule 12b-1 (the “Rule 12b-1 Plan”) under the Investment Company Act of 1940, as amended (the “1940 Act”).  Under the Rule 12b-1 Plan, the Fund may pay an annual Rule 12b-1 distribution fee of up to 0.50% for Class A shares.  For the 12-month period covered by this Prospectus, the Fund’s Board of Trustees (the “Board of Trustees”) has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares.

(2)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
(3)
USA Mutuals Advisors, Inc. (the “Advisor”), the Takeover Targets Fund’s investment advisor, has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses (collectively, “Excluded Expenses”)) to 1.25% for Institutional Class shares, 1.50% for Investor Class shares, 1.50% for Class A shares and 2.25% for Class C shares of average net assets of the Fund through July 31, 2016, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Board of Trustees, unless either the Board of Trustees or the Advisor terminates the agreement prior to such renewal.  To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement may be greater than 1.25% for Institutional Class shares, 1.50% for Investor Class shares, 1.50% for Class A shares and 2.25% for Class C shares.  The current term of the agreement may only be terminated by the Board of Trustees of the Trust.  The Advisor shall be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses in effect at the time of the waiver.

Example
The following Example is intended to help you compare the cost of investing in the Takeover Targets Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that you reinvest all distributions, and that the Fund’s operating expenses remain the same each year.  The fee waiver/expense reimbursement agreement discussed in the table above is reflected only through July 31, 2016.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	One Year	Three Years
Institutional Class	$127	$414
Investor Class	$153	$491
Class A	$719	$1,038
Class C	$228	$720

Portfolio Turnover
The Takeover Targets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs, and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  As the Takeover Targets Fund had not commenced operations prior to the fiscal year end of March 31, 2015, it does not have any portfolio turnover.

Principal Investment Strategies
The Takeover Targets Fund, a diversified investment company, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of companies of any capitalization, which include U.S. issuers and foreign issuers (including issuers domiciled in emerging markets or less developed countries) as well as those whose securities are traded in the U.S. as American Depositary Receipts (“ADRs”).

Under normal market conditions, the Takeover Targets Fund seeks to achieve its investment objective by selecting equity securities of companies the Advisor has identified as having characteristics that make them attractive takeover candidates.  In selecting securities, the Advisor uses its historical research models to predict future mergers and acquisitions, which may lead to a material impact on returns from acquisition premiums.

The universe of potential portfolio companies, which is composed of the largest 5,000 companies by market capitalization that trade on U.S. exchanges, is further analyzed to determine their potential for acquisition using a quantitative strategy.  The quantitative strategy sorts companies by several important measures that indicate the potential for future takeovers, including, but not limited to, accounting based measures of firm performance, leverage, valuation and size.

For cash management purposes, the Takeover Targets Fund may hold up to 20% of its net assets in cash or similar short-term, high quality debt securities.  For temporary defensive purposes, the Fund may invest up to 100% of its total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

Principal Risks
The risks associated with an investment in the Takeover Targets Fund can increase during times of significant market volatility.  Investments in the Fund are subject to the following principal risks:

•	you could lose all or a portion of your investment in the Fund;
•	certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market;
•	investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;
•	as a new Fund, there can be no assurance that the Fund will grow or maintain an economically viable size;
•
investments in companies that the Advisor expects will be involved in a takeover event carry the risk that the expected event or transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Fund’s performance;

•	common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change;

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•	preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited;
•
convertible securities are subject to many of the same risks as regular fixed-income securities, including the risk that when market interest rates rise, the value of the convertible security falls, and in the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders;

•
large-capitalization companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors and may not be able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion;

•	investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure could increase the volatility of the Fund’s portfolio;
•	the Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;
•	political, social or economic instability in foreign developed and emerging markets may cause the value of the Fund’s investments in foreign securities to decline;
•
unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is less information available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund;

•	fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and high yield securities risk; and
•	there is no assurance the U.S. Government will provide financial support on securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

Performance
When the Takeover Targets Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.usamutuals.com.

Investment Advisor
USA Mutuals Advisors, Inc. is the Takeover Targets Fund’s investment advisor.

Portfolio Managers
Mr. Gerald Sullivan, Portfolio Manager, and Mr. Charles Clarke, Portfolio Manager, are primarily responsible for the day-to-day management of the Takeover Targets Fund’s portfolio and have managed the Fund since May 5, 2015.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 13.

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Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem shares by mail (USA Mutuals, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-0701), by internet or by telephone at 1–866–264–8783.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Funds and exchanges into the Funds from another fund in the USA Mutuals fund family is $100 for retirement accounts and $2,000 for other types of accounts.  Subsequent investments in the Funds for all types of accounts may be made with a minimum investment of $100.

Tax Information
The Funds’ distributions are taxable, and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

USA Mutuals Barrier Fund

Investment Objective
The investment objective of the Barrier Fund is long-term growth of capital.

Changes to Investment Objective and Strategies.  Except as noted below, the Barrier Fund’s investment objective, investment strategies and policies described in this Prospectus are not fundamental and may be changed by sole action of the Board of Trustees without shareholder approval.  The Barrier Fund will not change its policy of investing at least 80% of its net assets in equity securities of companies that derive a significant portion of their revenues from industries that have significant barriers to entry including the alcoholic beverages, tobacco, gaming and defense/aerospace industries without providing shareholders with at least sixty (60) days’ prior written notice.  Furthermore, the Barrier Fund’s policy of concentrating at least 25% of its net assets in the group of four barrier to entry industries identified in this Prospectus (but no more than 80% of its net assets in any single industry) is fundamental, which means that it cannot be changed without the approval of the Barrier Fund’s shareholders.

Principal Investment Strategies
The Barrier Fund, a diversified investment company, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as ADRs.

Portfolio companies chosen for investment by the Barrier Fund are selected from a universe of companies that derive a significant portion of their revenues from the alcoholic beverages, tobacco, gaming and defense/aerospace industries.  For purposes of this selection process, the term “significant portion” means that approximately 25% or more of a portfolio company’s revenues are derived from the alcoholic beverages, tobacco, gaming and/or defense/aerospace industries.

Companies within this universe, using the aforementioned criteria, are then further analyzed in order to determine their potential for capital appreciation.  This process begins with a top-down analysis of each industry’s macroeconomic climate and ends with a thorough examination of company fundamentals, including factors such as valuation, sales and earnings growth, profitability, indebtedness and competitive position.

Sell decisions with respect to the Barrier Fund’s investment in a particular company may occur when it appears that the company is no longer able to achieve the results generally expected due to either a company specific issue, such as a loss of a key customer, or a change in industry dynamics.  The Advisor will sell a security when appropriate and consistent with the Fund’s investment objective and policies, regardless of the effect on the Fund’s portfolio turnover rate.  Buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs.  An increase in the portfolio turnover rate involves correspondingly greater transaction costs and increases the potential for short-term capital gains, which are taxable as ordinary income and may affect an investor’s after-tax returns.

Under normal market conditions, the Barrier Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that derive a significant portion of their revenues from a group of industries that have significant barriers to entry including the alcoholic beverages, tobacco, gaming and defense/aerospace industries.  The Fund will concentrate at least 25% of its net assets in this group of barrier to entry industries (but no more than 80% of its net assets in any single industry).

The Barrier Fund will also participate in other strategies in an attempt to generate incremental returns, including short selling of securities and certain options strategies.  Use of these strategies may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the Fund is subject.

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For cash management purposes, the Barrier Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

Who May Want to Invest in the Fund
The Barrier Fund may be appropriate for investors who are looking for an equity component to complete their portfolio, are willing to assume the risk of investing in equity securities and seek capital appreciation on investments in equity securities.  The Fund is not appropriate for investors that have short-term financial goals.

USA Mutuals Generation Wave Growth Fund

Investment Objective
The investment objective of the Generation Wave Growth Fund is capital appreciation over the long term with low volatility and low correlation to the equity markets.

Changes to Investment Objectives and Strategies.  The Generation Wave Growth Fund’s investment objective, investment strategies and policies described in this Prospectus are not fundamental and may be changed by sole action of the Board of Trustees without shareholder approval.  Shareholders will be provided with sixty (60) days’ advance written notice prior to a change to the Fund’s investment objective.

Principal Investment Strategies
The Generation Wave Growth Fund, a non-diversified investment company, pursues its investment objective by investing in multiple alternative investment strategies.  The strategies employed by the Fund include Long/Short Equity Strategy, Relative Value-Long/Short Debt Strategy, Equity Option Strategy, Tactical Allocation Strategy (which involves using market trend indicators to determine whether the Fund should take aggressive, neutral or defensive market positions), and Real Assets/Commodity Strategy, such as real estate, commodities and currencies.  The Fund may implement these strategies through direct investments in equity, fixed income and options securities, futures contracts, swaps, REITs, MLPs, ETNs, ETFs or other investment companies.  The Fund may engage in long purchases, short sales and options trading to implement these strategies.

The equity securities that the Generation Wave Growth Fund invests in directly or through other investment companies may include small, medium or large capitalization companies, both domestic and foreign, in different market sectors.  The Fund’s investment in securities of foreign issuers may include emerging markets. The fixed income securities that the Fund invests in directly or through other investment companies may include any maturity or credit quality, both domestic and foreign, and may include securities rated below investment grade (sometimes referred to as “junk bonds”).  The Fund may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities, and may enter into equity, interest rate, index and currency rate swap agreements.  Derivative instruments in which the Fund may invest include options, futures and swaps.  The Fund invests in these types of instruments to both reduce risk through hedging, or to take market risk.  In addition, the Fund may borrow money, a practice known as “leveraging,” to meet redemptions, for other emergency purposes or to increase its portfolio holdings.  The Fund may invest in commodity-linked instruments, including commodity-linked swaps, futures, options and options on futures, commodity-linked debt and other investment companies and ETFs that invest in commodity-linked instruments.

The Advisor seeks to employ investment strategies whose performance is not correlated with major financial market indices.  The Advisor believes that the use of such strategies may mitigate losses in generally declining markets because the Fund will be invested in multiple non-correlated strategies.

Descriptions of the primary strategies to be employed by the Generation Wave Growth Fund include:

•	Long/Short Equity Strategy-This strategy employs long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempts to achieve capital appreciation.
•
Relative Value-Long/Short Debt Strategy-This strategy is designed to take advantage of perceived discrepancies in the market prices related to credit or maturities of fixed income and derivative securities and attempts to achieve current income, capital preservation and capital appreciation.  This strategy may provide opportunities for capital appreciation through owning debt securities that appreciate (or depreciate) more (or less) in value than the corresponding short debt security.  Current income may be generated when the income from the long position is greater than the carry cost of the short position.  Capital preservation may be attained when the entry points of the positions are executed at historically low risk levels.

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•
Equity Option Strategy-Option strategies include selling call options against long equity positions to provide the ability to participate in high quality equity securities, while benefitting from the income potential and downside protection of having a short call sold against the long stock position. Selling a call provides income that can offset a loss if the underlying equity security declines in value.

•
Tactical Allocation Strategy-Using market trend indicators, this portion of the portfolio would be allocated to aggressive, neutral or defensive market positions. For example, if trends indicate a defensive position is justified, the Advisor may allocate Fund assets to government bonds or precious metals. Precious metals may be used as a defensive position during times when inflation expectations are increasing.  An aggressive position may include a small cap equity or emerging markets position.

•
Real Assets/Commodity Strategy-Economic cycles provide opportunities to profit from positions in real estate, copper, lumber, precious metals and other commodities. The Fund would primarily utilize ETFs or ETNs or other investment companies to facilitate these positions.

When market conditions are unfavorable for profitable investing or when suitable investments are not otherwise available, the Generation Wave Growth Fund may hold a majority of its net assets in cash or similar short-term, high-quality debt securities.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bank deposits, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

Buying and selling securities generally involves some expense to the Generation Wave Growth Fund, such as broker commissions and other transaction costs.  An increase in the portfolio turnover rate involves correspondingly greater transactions costs and increases the potential for capital gains, including short-term capital gains, which are taxable as ordinary income and may affect an investor’s after-tax returns.

Who May Want to Invest in the Fund
The Generation Wave Growth Fund is designed to pursue long-term capital appreciation with the assumption of a below-average level of risk relative to the equity market.  Accordingly, it is appropriate for the medium-to-long-term mutual fund investor seeking capital appreciation with a lower level of market risk and volatility relative to the equity market.

USA Mutuals Takeover Targets Fund

Investment Objective
The investment objective of the Takeover Targets Fund is capital appreciation.

Changes to Investment Objective and Strategies.  The Takeover Targets Fund’s investment objective, investment strategies and policies described in this Prospectus are not fundamental and may be changed by sole action of the Board of Trustees without shareholder approval.  Shareholders will be provided with sixty (60) days’ advance written notice prior to a change to the Fund’s investment objective.

Principal Investment Strategies
The Takeover Targets Fund, a diversified investment company, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of companies of any capitalization, which include U.S. issuers and foreign issuers (including issuers domiciled in emerging markets or less developed countries) as well as those whose securities are traded in the U.S. as ADRs.

Under normal market conditions, the Takeover Targets Fund will focus on early identification of firms the Advisor believes are likely to be taken over in the next year.  The universe of potential portfolio companies, which is composed of the largest 5,000 companies by market capitalization that trade on U.S. exchanges, is further analyzed to determine their potential for acquisition using a quantitative strategy.  The quantitative strategy sorts companies by several important measures that indicate the potential for future takeovers, including, but not limited to, a company’s market to book value, the size of and industry in which a company operates where takeovers have recently occurred, governance restrictions and firm leverage and return on asset ratios that may indicate managerial underperformance.  When a takeover of a company held in the Fund’s portfolio is announced, the company will be placed on notice for liquidation.  As the Fund’s portfolio is rebalanced in the future, liquidations will occur of companies held by the Fund that are no longer considered to be takeover targets.  At the same time, the Fund’s holdings in companies that no longer fit the chosen rebalanced portfolio will be liquidated.

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Sell decisions with respect to the Takeover Targets Fund’s investment in a particular company may occur when it appears that the company is no longer able to achieve the results generally expected, or a change in industry dynamics occurs such that a potential takeover of the company becomes unlikely.  The Advisor will sell a security when appropriate and consistent with the Fund’s investment objective and policies, regardless of the effect on the Fund’s portfolio turnover rate.  Buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs.  An increase in the portfolio turnover rate involves correspondingly greater transaction costs and increases the potential for realizing capital gains, including short-term capital gains, which are taxable as ordinary income and may affect an investor’s after-tax returns.

For cash management purposes, the Takeover Targets Fund may hold up to 20% of its net assets in cash or similar short-term, high quality debt securities.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

Who May Want to Invest in the Fund
The Takeover Targets Fund may be appropriate for investors who are looking for an equity component to complete their portfolio, are willing to assume the risk of investing in equity securities, including small and medium capitalization companies, and seek capital appreciation on investments in equity securities.  The Fund is not appropriate for investors that have short-term financial goals.

General Investment Policies of the Funds

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, the Advisor may invest up to 100% of a Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in a Fund not achieving its investment objective.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Principal Risks of Investing in the Funds

Before investing in the Funds, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Funds.  Except as otherwise noted, the following risks apply to each of the Funds:

•
Management Risk.  The ability of a Fund to meet its investment objective is directly related to the Advisor’s investment strategies for the Fund.  The value of your investment in a Fund may vary with the effectiveness of the Advisor’s research, analysis and selection of portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

•
New Fund Risk (applies to the Takeover Targets Fund only).  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders.  As a result, the timing of the Fund’s liquidation may not be favorable.

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•
Takeover Targets Risk (applies to the Takeover Targets Fund only).  The Fund’s investments in takeover targets companies involves the risk that the Advisor’s evaluation of the outcome of a proposed takeover event will prove incorrect and that the Fund’s return on the investment will be negative.  Even if the Advisor’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return.  The Fund’s investment strategies are not designed to benefit from general market appreciation or improved economic conditions in the global economy.  Accordingly, the Fund may underperform the broad equity markets under certain market conditions.

•
Asset Allocation Risk.  The Funds emphasize asset allocation strategies and the combination of investments in one or more industries or sectors.  Furthermore, although the Funds have ranges of equity and fixed-income allocations, the types of equity or fixed-income securities or other investments invested in by a Fund and the proportion of such investments involve highly subjective judgments and each Fund is designed to reflect those judgments.  As a consequence, a principal risk of the Funds involves the risk that those judgments may not anticipate actual market movements or the effect of economic conditions generally.

•
Equity Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.  Preferred stock has a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend on preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

•
Convertible Securities Risk (applies to the Barrier Fund and Takeover Targets Fund only).  A convertible security is a fixed income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stock in an issuer’s capital structure, but are subordinated to any senior debt securities.  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

•
Large Capitalization Companies Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Small and Medium Capitalization Companies Risk.  Companies with small and medium size capitalizations often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Funds’ assets.

•
Liquidity Risk.  The securities of many companies with small and medium size capitalizations may have less “float” (the number of shares that normally trade on a given day) and less interest in the market and therefore are subject to liquidity risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that a Fund would like to sell.

•
Foreign Securities Risk.  Foreign securities may involve more risks than those associated with U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, and resource self-sufficiency.  Additional risks include currency fluctuations, political and economic instability, imposition of foreign withholding taxes, differences in financial reporting standards and less stringent regulation of securities markets.

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•
Emerging Market Risk.  The Funds may invest in foreign securities and/or ADRs of emerging market-domiciled companies.  In addition to the risks of foreign securities in general, countries in emerging markets can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

•
ADR Risk.  Unsponsored ADRs held by a Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is less information available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund.

•
Fixed Income Securities Risk (applies to the Generation Wave Growth Fund and Takeover Targets Fund only).  Fixed income securities held by a Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, and high yield securities risk, which are more fully described below.

•
Interest Rate Risk.  Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

•
Call Risk.  During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  In this event a Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

•
Prepayment and Extension Risk.  Many types of fixed income securities are subject to prepayment risk.  Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility.  On the other hand, rising interest rates could cause prepayments of the obligations to decrease.  This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

•
Credit Risk.  Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.  There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.  Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

•
Liquidity Risk.  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.  These features make it more difficult to sell or buy a security at a favorable price or time.  Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance.  Infrequent trading of securities may also lead to an increase in their price volatility.  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out an investment contract when it wants to.  If this happens, a Fund will be required to hold the security or keep the position open, and it could incur losses.

•
High-Yield Fixed Income Securities (Junk Bond) Risk.  High-yield fixed income securities or “junk bonds” are fixed income securities rated below investment grade.  Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default.  Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

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Non-Diversification Risk (applies to the Generation Wave Growth Fund only).  The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under federal securities laws.  The Fund may invest a greater percentage of its assets in the securities of a single issuer.  However, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

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Government Sponsored Entity Risk.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae,” are supported by the full faith and credit of the U.S. Government.  Securities issued by The Federal National Mortgage Association, commonly known as “Fannie Mae” and The Federal Home Loan Mortgage Corporation, commonly known as “Freddie Mac” are supported only by the discretionary authority of the U.S. Government.  However, the obligations of Fannie Mae and Freddie Mac have been placed into conservatorship until the entities are restored to a solvent financial condition.  Securities issued by the Student Loan Marketing Association are supported only by the credit of that agency.

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Leverage Risk (applies to the Barrier Fund and Generation Wave Growth Fund only).  Leverage includes the practice of borrowing money to purchase securities or borrowing securities to sell them short.  Investments in derivative instruments also involve the use of leverage because the amount of exposure to the underlying asset is often greater than the amount of capital required to purchase the derivative instrument.  Leverage can increase the investment returns of a Fund.  However, if an asset decreases in value, the Funds will suffer a greater loss than they would have without the use of leverage.  A Fund will maintain long positions in assets available for collateral, consisting of cash, cash equivalents and other liquid assets, to comply with applicable legal requirements.  However, if the value of such collateral declines, margin calls by lending brokers could result in the liquidation of collateral assets at disadvantageous prices.

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Currency Risk.  Fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Fund’s investment in securities denominated in a foreign currency or may widen existing losses.

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Other Investment Companies Risk (applies to the Generation Wave Growth Fund only).  Federal law generally prohibits a mutual fund from acquiring shares of an investment company if, immediately after such acquisition, the fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares.  This prohibition may prevent the Generation Wave Growth Fund from allocating its investments in an optimal manner.  You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

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Exchange-Traded Funds Risk (applies to the Generation Wave Growth Fund only).  An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objective, strategies and policies.  The price of an ETF can fluctuate within a wide range, and the Fund could lose money when investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Additionally, ETFs have management fees, which increase their cost.

•
Exchange-Traded Note Risk (applies to the Generation Wave Growth Fund only).  ETNs are subject to the credit risk of the issuer.  The value of an ETN will vary and will be influenced by its time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities, currency and commodities markets as well as changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index.  There may be restrictions on the Generation Wave Growth Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity.  The Generation Wave Growth Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

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Derivatives Risk (applies to the Barrier Fund and Generation Wave Growth Fund only).  A Fund may invest in derivative securities, specifically call and put options, for hedging purposes and to reduce Fund volatility, as well as direct investment. These are financial instruments that derive their performance from the performance of an underlying index or asset.  Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative.  Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds.  A Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge, or if a Fund is unable to liquidate a position because of an illiquid secondary market.  Derivatives may also make each Fund’s portfolio less liquid and difficult to value, especially in declining markets, and the counterparty may fail to honor contract terms.

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Options Risk (applies to the Barrier Fund and Generation Wave Growth Fund only).  Options contracts are subject to the same risks as the investments in which a Fund invests directly, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments.  Investments in options involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed.  If the Advisor incorrectly forecasts the value of investments in using an option contract, then a Fund might have been in a better position if the Fund had not entered into the contract.  In addition, the value of an option may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.

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Futures Contract Risk (applies to the Generation Wave Growth Fund only).  Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments.  Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed.  If the Advisor incorrectly forecasts the value of investments in using a futures contract, the Generation Wave Growth Fund might have been in a better position if the Fund had not entered into the contract.

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Swap Agreements Risk (applies to the Generation Wave Growth Fund only).  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year, and will not have liquidity beyond the counterparty to the agreement.  In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.  A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

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Short Selling Risk (applies to the Barrier Fund and Generation Wave Growth Fund only). Short sales involve selling a security that a Fund borrows and does not own.  A Fund may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations.  At the time of a short sale, a Fund will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period.  The value of the liquid assets will be marked to market daily.  A Fund may engage in short sales if the Advisor anticipates that the security’s market purchase price will be less than its borrowing price.  Short sales carry significant risk, including the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since a Fund must pay more for the security than it has received from the purchaser in the short sale.

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Commodities Sector Risk (applies to the Generation Wave Growth Fund only).  To the extent that the Fund makes investments in the commodities sector, it will be subject to the risks of that sector, including changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes and tariffs, fluctuation in prices of industrial metals, precious metals, agriculture and livestock commodities due to factors such as changes in value, supply and demand, and governmental regulatory policies.  Exposure to the commodities markets may subject the Generation Wave Growth Fund to greater volatility than investments in traditional securities.  To qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), at least 90% of the Fund’s gross income for each taxable year must be derived from certain qualified sources (“good income”).  Income derived from direct investments in many commodities investments generally will not constitute good income for purposes of meeting this 90% test.  However, income derived from certain indirect investments in commodities, such as investments in certain ETFs and ETNs, may constitute good income for purposes of meeting this 90% test.

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Real Estate Risk (applies to the Generation Wave Growth Fund only).  The Fund may invest indirectly in real estate by investing in REITs.  These investments are subject to numerous risks, including, but not limited to, adverse changes in general economic and local market conditions, adverse developments in employment or local economic performance, changes in supply or demand for similar or competing properties, unfavorable changes in applicable taxes, governmental regulations or interest rates, and lack of available financing.  The REITs in which the Generation Wave Growth Fund invests may improve or operate real properties as well as buying and selling them, and accordingly those investments are also subject to risks associated with improving and operating property, such as the inability to maintain rental rates and occupancy levels in highly competitive markets, unavailability or increases in the cost of insurance, unexpected increases in the costs of refurbishment and improvements, unfavorable rent control laws and costs of complying with environmental regulations.  If a REIT fails to qualify as a REIT under the Code, then the REIT could become taxable as a corporation, which would likely have an adverse impact on the Generation Wave Growth Fund’s investment.  The Generation Wave Growth Fund will generally have no control over the operations and policies of a REIT, and the Fund generally will have no ability to cause a REIT to take the actions necessary to qualify as a REIT.

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Master Limited Partnership Risk (applies to the Generation Wave Growth Fund only).  Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership.  There also are certain tax risks associated with the MLPs in which the Fund may invest, including the possibility that the Internal Revenue Service could challenge the federal income tax treatment of the MLPs in which the Fund invests.  The tax risks of investing in an MLP are generally those inherent in investing in a partnership as compared to a corporation.  Since cash distributions received by the Generation Wave Growth Fund from an MLP may not correspond to the amount of income allocated to the Fund by the MLP in any given taxable year, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements for maintaining the Fund’s status as a regulated investment company and avoiding any income and excise taxes at the Fund level.  If an MLP in which the Fund invests fails to qualify as a “qualified publicly traded partnership,” as defined in the Code (and is not otherwise taxed as a corporation), income generated by such an MLP may not constitute good income and may thus jeopardize the Fund’s status as a regulated investment company for federal income tax purposes.  MLPs may also be subject to state taxes in some jurisdictions.  These tax risks, and any adverse determination with respect thereto, could have a negative impact on the after-tax income available for distribution by the MLPs and the value of the Fund’s investments in an MLP.

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Sector/Industry Concentration Risk (applies to the Barrier Fund only).  To the extent that the Fund concentrates its investments under the investment policies described in this Prospectus, it may be subject to the risks affecting a particular sector or industry more than would a more broadly diversified fund.  Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors, including the risk that the securities of companies within that one sector or industry will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector or industry.  The risks relating to specific sectors or industries that the Fund may invest in are set forth below:

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Tobacco and Alcoholic Beverages Industries Risk.  Companies in the tobacco and alcoholic beverages industries are subject to the risks related to frequent and expensive litigation and risks related to legislative and regulatory action, which may affect profitability of companies in these industries.

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Defense/Aerospace and Gaming Industries Risk.  Companies in the defense/aerospace and gaming industries may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may affect the profitability of companies in those industries.

Disclosure of Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).  Disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports to Fund shareholders are available free of charge, by contacting the Funds c/o U.S. Bancorp Fund Services, LLC, at 1–866–264–8783 and on the Funds’ website at www.usamutuals.com.  The Form N-Q is available on the SEC’s website at www.sec.gov.

Management of the Funds

Under the laws of the State of Delaware, the Board of Trustees of USA Mutuals (the “Trust”) is responsible for managing the Trust’s business and affairs.  The Board of Trustees also oversees duties required by applicable state and federal law.  The Trust has entered into an investment advisory agreement dated April 29, 2015 (the “Investment Advisory Agreement”) with the Advisor, pursuant to which the Advisor manages the investment of the assets of the Funds, subject to the oversight and review of the Board of Trustees.

A discussion regarding the Board of Trustees’ basis for approving the Investment Advisory Agreement with respect to the management of the Barrier Fund and the Generation Wave Growth Fund is included in the Funds’ semi-annual report to shareholders for the period ended September 30, 2014.  A discussion regarding the Board of Trustees’ basis for approving the Investment Advisory Agreement with respect to the management of the Takeover Targets Fund is included in the Takeover Targets Fund’s annual report to shareholders for the period ended March 31, 2015.

The Advisor

USA Mutuals Advisors, Inc., formerly known as “Mutuals Advisors, Inc.,” is located at Plaza of the Americas, 700 North Pearl Street, Suite 900, Dallas, Texas 75201 and serves as the investment advisor to the Funds.  The Advisor is wholly-owned by Mutual Capital Alliance, Inc. (formerly known as Mutuals.com Holdings Corp.).  The Advisor is an SEC-registered investment advisor.  The Advisor, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations.  The Advisor also keeps related records for the Funds.

The Advisor is entitled to an annual advisory fee of 0.95% of the Barrier Fund’s and Generation Wave Growth Fund’s average daily net assets, and 1.00% of the Takeover Targets Fund’s average daily net assets.  In addition, the Advisor has entered into an Expense Waiver and Reimbursement Agreement (the “Expense Agreement”) in which it has agreed to limit expenses as follows:

Name of Series and Share Class	Expense Cap

Generation Wave Growth Fund – Investor Class Shares	1.75%

Barrier Fund – Institutional Class Shares	1.24%
Barrier Fund – Investor Class Shares	1.49%
Barrier Fund – Class A Shares	1.49%
Barrier Fund – Class C Shares	2.24%

Takeover Targets Fund – Institutional Class Shares	1.25%
Takeover Targets Fund – Investor Class Shares	1.50%
Takeover Targets Fund – Class A Shares	1.50%
Takeover Targets Fund – Class C Shares	2.25%

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The Expense Agreement expires on July 31, 2016.  Under the Expense Agreement, the Advisor may recapture waived or reimbursed expenses for a three-year period following such waiver or reimbursement under specified conditions.  For the fiscal year ended March 31, 2015, the Advisor received fees of 0.95% of the average daily net assets of each class of the Barrier Fund, and 0.17% of the average daily net assets of the Investor Class shares of the Generation Wave Growth Fund, net of fee waivers and expense reimbursements.  The Expense Agreement has the effect of lowering the overall expense ratio for the Funds and increasing the Funds’ overall return to investors during the time any such amounts are waived and/or reimbursed.

Portfolio Managers

Mr. Gerald Sullivan, Portfolio Manager, is primarily responsible for the portfolio management of and investment research for the Funds.  He has managed the Barrier Fund and Generation Wave Growth Fund since June 1, 2011 and the Takeover Targets Fund since May 5, 2015.  Mr. Sullivan served as the President, Chief Compliance Officer, Treasurer and Portfolio Manager for the Industry Leaders Fund from March 1999 to June 2012.  Mr. Sullivan also serves as the Chief Investment Officer of Claremont Investment Partners, LLC and patent holder of the Industry Leaders® Portfolio Strategy.  Mr. Sullivan also served as President of Claremont Investment Partners, LLC from 1996 to 2008.  Mr. Sullivan obtained his undergraduate degree from Columbia University and holds an M.B.A. from the University of Chicago’s Booth School of Business.

Mr. Charles Clarke, Portfolio Manager, is primarily responsible for the portfolio management of and investment research for the Takeover Targets Fund.  He has managed the Takeover Targets Fund since May 5, 2015.  Mr. Clarke has been a relationship manager of the USA Mutuals Insured Cash Shelter Account since 2011.  Mr. Clarke has also worked as a researcher and instructor of finance at the University of Connecticut since 2011.  Mr. Clarke served as a Junior Analyst Intern at ICT Global in Riyadh, Saudi Arabia in 2010.  Mr. Clarke obtained his undergraduate degree from the College of William & Mary and holds an M.S. in Economics from the University of Texas.  Mr. Clarke’s academic work has been presented at the European Financial Management Association Annual Conference and the Southern Financial Management Annual Conference.

The SAI provides additional information about the portfolio manager’s’ compensation, other accounts managed by the portfolio managers and the portfolio manager’s’ ownership of securities in the Funds.

Shareholder Information

Choosing a Share Class

The Barrier Fund offers Institutional Class, Investor Class, Class A and Class C shares in this Prospectus.  The Generation Wave Growth Fund offers Investor Class shares in this Prospectus and Class A and Class C shares through a separate prospectus.  The Takeover Targets Fund offers Institutional Class, Investor Class, Class A and Class C shares in this Prospectus.  Each class of shares has a different distribution agreement and expenses to provide for different investment needs.  This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors.  Please refer to the Generation Wave Growth Fund’s Class A shares and Class C shares prospectus for more information regarding sales charges.

Class A Shares.  You can buy Class A shares of a Fund at the public offering price, which is the NAV plus an up-front sales charge.  The minimum initial amount of investment for Class A shares of a Fund and exchanges into the a Fund from another fund in the USA Mutuals fund family is $100 for retirement accounts and $2,000 for other types of accounts.  Subsequent investments in a Fund for all types of accounts may be made with a minimum investment of $100.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of Fund distributions.  Class A shares are subject to a Rule 12b-1 fee of up to 0.50%, which is lower than the Rule 12b-1 fee for Class C shares.  However, the Board of Trustees has currently authorized a Rule 12b-1 fee of only 0.25% for Class A shares.

The up-front Class A sales charge and the commissions paid to dealers for a Fund is calculated as follows:

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When you invest this amount	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Net Amount Invested(1)	Dealer Reallowance
Less than $50,000	5.75%	6.10%	5.00%
$50,000 – but less than $100,000	4.75%	4.99%	4.00%
$100,000 – but less than $250,000	4.00%	4.17%	3.25%
$250,000 – but less than $500,000	3.00%	3.09%	2.50%
$500,000 – but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above(2)	0.00%	0.00%	1.00%(3)
(1)	Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(2)
No sales charge is payable at the time of purchase on investments of $1 million or more, although the Funds may impose a contingent deferred sales charge (“CDSC”) of 1.00% on certain redemptions of those investments made within 18 months of the purchase.  If imposed, the CDSC is based on the NAV of the shares at the time of purchase.

(3)	The Advisor may pay a commission up to 1.00% out of its own resources to financial intermediaries who initiate and are responsible for the purchase of shares of $1 million or more.

The Funds’ distributor, Quasar Distributors, LLC (the “Distributor”) may, at its discretion, offset the compensation owed to the Distributor for its services with the underwriter concessions (the difference between the sales charge and the dealer reallowance) it receives.  The Distributor may also reimburse the Advisor, its affiliates or other dealers for distribution-related expenses they incur from the underwriter concessions at its discretion.

The offering price for Class A shares of a Fund includes the relevant sales charge.  The commission paid to the Distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares.  Normally, reallowances are paid as indicated in the above table.

Contingent Deferred Sales Charge on Class C Shares.  Class C shares of a Fund are subject to a CDSC.  The CDSC is imposed on Class C shares redeemed by the shareholder within 12 months of purchase.  The 1.00% CDSC is based on the NAV of the shares on the date of original purchase.

Institutional Class Shares.  Institutional Class shares are available directly from the Funds or through advisory and fee-based programs of brokers and financial advisors that have an agreement with the Funds.

Sales Charge Reductions and Waivers

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares of a Fund.

Class A Sales Charge Reductions.  Reduced sales charges are available to shareholders with investments of $50,000 or more.  In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent.  An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in one or more Funds in the USA Mutuals fund family, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a Letter of Intent (“LOI”), which may be signed at any time within 90 days after the first investment to be included under the LOI.  However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit the investor received will be liquidated to pay the additional sales charge owed.

Rights of Accumulation.  You may add the current value of all of your existing Fund shares to determine the front-end sales charge to be applied to your current Class A purchase.  Only balances currently held entirely at the Fund or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge.  You may include the value of Fund investments held by the members of your immediately family, including the value of other investments in the USA Mutuals fund family held by you or them in individual retirement plans, such as IRAs, provided such balances are also currently held entirely at the Fund or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV.

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Investments of $1,000,000 or More.  With respect to Class A shares of a Fund, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge.  However, you may be subject to a 1.00% CDSC on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested distributions).  The CDSC for the Class A shares is based on the NAV of the shares at the time of purchase.  The holding period for the CDSC begins on the day you buy your shares.  Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.  If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

Class A Sales Charge Waivers:  The Funds may sell Class A shares at NAV (i.e., without the investor paying any initial sales charge) to certain categories of investors, including:

•	the Advisor or its employees and affiliates, and investment advisory clients or investors referred by the Advisor or its affiliates for purchases direct with a Fund;
•
officers and present or former trustees of the Trust; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to a Fund);

•
employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Advisor;

•	fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients;
•	broker-dealers who have entered into selling agreements with the Distributor for their own accounts; and
•	no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with a Fund.

Please refer to the SAI for detailed program descriptions and eligibility requirements.  Additional information is available by calling 1–866–264–8783.  To receive a reduction in or waiver of your Class A sales charge, you must let your financial institution or shareholder services representative know at the time you purchase shares that you qualify for such a reduction.  You may be asked by your financial advisor or shareholder services representative to provide account statements or other information regarding your related accounts or related accounts of your immediate family in order to verify your eligibility for a reduced or waived sales charge.  Your financial advisor can also help you prepare any necessary application forms.  You or your financial advisor must notify the applicable Fund at the time of each purchase if you are eligible for any of these programs.  The Funds may modify or discontinue these programs at any time.  Information about Class A sales charges and breakpoints is available on the Funds’ website at www.usamutuals.com.

Class C Shares

You can buy Class C shares of a Fund at NAV.  Class C shares are subject to a Rule 12b-1 fee of 1.00%, payable to the Distributor or selected dealers.  Your financial intermediary will receive a commission of up to 1.00% on the sale of Class C shares from the Distributor.  Because Class C shares pay a higher Rule 12b-1 fee than Class A shares, Class C shares have higher ongoing expenses than Class A shares.

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Class C shares of the Funds are also subject to a 1.00% CDSC on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested distributions) to recover commissions paid to your financial intermediary.  The CDSC for these Class C shares is based on the NAV of the shares at the time of purchase.  The holding period for the CDSC begins on the day you buy your shares.  Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Fund.  These deferred sales charges may be waived under certain circumstances such as:

•	death of the shareholder;
•	divorce, where there exists a court decree that requires redemption of the shares;
•	return of IRA excess contributions;
•	shares redeemed by a Fund due to low balance or other reasons;
•	shares redeemed in accordance with a Fund’s Systematic Withdrawal Plan (“SWP”); and
•	other circumstances under the Advisor’s discretion.

Valuation of Fund Shares

Shares of the Funds are sold on a continuous basis at NAV per share, plus any applicable sales charge, which is determined by the Funds as of the close of regular trading (generally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  The NYSE is generally closed on national holidays.  However, the NAV of the Funds may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  Purchase and redemption requests are priced at the applicable price calculated after receipt of such requests.  The NAV is determined by adding the value of a Fund’s securities, cash and other assets, subtracting all expenses and liabilities of the Fund, and then dividing by the total number of shares of the Fund outstanding.  The NAV takes into account the expenses and fees of a Fund, including management, administration and shareholder servicing fees, which are accrued daily.  The Funds may invest in foreign securities.  Since the exchanges on which such foreign securities trade may be open on days that the NYSE is not open, the values a Fund uses to determine its NAV may change on days that the Funds’ shareholders may be unable to purchase or redeem Fund shares.

The Funds’ investments are valued according to market value.  When a market quote is not readily available, the security’s value is based on “fair value” as determined by the Advisor in good faith and in accordance with procedures approved by the Board of Trustees.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale.  Therefore, if a shareholder purchases or redeems shares in a Fund at a time when it holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Funds will use the price of that exchange that the Funds generally consider to be the principal exchange on which the stock is traded.  Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day.  If market quotations are not readily available, any security or other asset will be valued at its fair value as determined under procedures approved by the Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds’ shares are accurately priced.

Buying Shares

Minimum Investments
The minimum initial amount of investment in a Fund is $100 for retirement accounts and $2,000 for all other accounts.  Subsequent purchases of Fund shares may be made with a minimum investment amount of $100.  Shareholders will be given at least thirty (30) days’ written notice of any change in the minimum amount of initial or subsequent investments.

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Timing of Requests
Your share price will be the next NAV, plus any applicable sales charge, calculated after the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), receives your request in good order.  All requests received in good order before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. will be priced on the next business day.

When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:
■ The name of the Fund you are investing in;
■ The dollar amount of shares to be purchased;
■ Purchase application or investment stub; and
■ Check payable to “USA Mutuals Funds”.

Receipt of Orders
Shares may only be purchased on days the NYSE is open for business.  The Funds may authorize one or more broker-dealers to accept on their behalf purchase and redemption orders that are in good order.  In addition, these broker-dealers may designate other financial intermediaries to accept purchase and redemption orders on the Funds’ behalf.  Your order will not be accepted until the completed account application to purchase Fund shares (“Account Application”) is received and accepted by the Transfer Agent.

All Account Applications are subject to acceptance by the Funds and are not binding until so accepted.  The Funds reserve the right to reject any purchase order if, in their discretion, it is in the Funds’ best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Funds.  A service fee, currently $25, will be deducted from a shareholder’s account for any purchases that do not clear.  The Funds and the Transfer Agent will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.

Methods of Buying
By mail
You may purchase shares of the Funds by contacting the Funds directly.  To open an account, complete an Account Application and send it, together with your payment for the amount you wish to invest and the name of the Fund and share class you are investing in, to the appropriate address below.  Payment should be made in U.S. dollars by check drawn on a domestic financial institution, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to “USA Mutuals Funds.”  The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, traveler’s checks, credit card checks or starter checks for the purchase of shares.  The Funds are unable to accept postdated checks or any conditional order or payment.  To make additional investments once you have opened your account, write your account number on the check and send it together with the stub from the most recent confirmation statement received from the Transfer Agent to the appropriate address below.  If your check or Automated Clearing House (“ACH”) payment is returned for any reason, your purchase will be canceled, and a $25 fee will be assessed against your account by the Transfer Agent, and you may be responsible for any loss incurred by the Funds.  Please visit www.usamutuals.com for more information about how to purchase shares of the Funds.

	Regular Mail USA Mutuals Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery USA Mutuals Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE:  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

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By telephone
To make additional investments by telephone, you must check the appropriate box on your Account Application authorizing telephone purchases.  If you have given authorization for telephone transactions and your account has been open for at least 15 calendar days, call the Transfer Agent toll free at 1–866–264–8783 and you will be allowed to move money from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions.  For security reasons, requests by telephone will be recorded.

If you accepted telephone and internet options on your Account Application form or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.  During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Funds by telephone, you may also mail the request to the Funds at the address listed above under “By mail.”

By wire
Prior to wiring any funds, you must notify the Transfer Agent of your intent to wire, and to verify the wiring instructions to ensure proper credit when the wire is received.  Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  The Funds and U.S. Bank, N.A., the Funds’ custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

If you are establishing a new account by wire, contact the Transfer Agent by telephone to make arrangements with a service representative to submit your completed application via facsimile.  The representative will contact you within 24 hours of receipt of the faxed application to provide you with an account number and wiring instructions.  You should then instruct your bank to wire transfer the intended amount in federal funds to:

U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI  53202
ABA #:  075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further Credit:       USA Mutuals, (the name of the Fund you are investing in)
(your name or the title on the account)
(your account #)

Through an Automatic Investment Plan
Once you open your account, you may purchase shares of the Funds through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking or savings account on a monthly basis.  To be eligible for this plan, your bank must be a domestic institution that is an ACH member.  Investments in the Funds through an AIP may be made with a minimum investment of $100.  The Funds may modify or terminate the AIP at any time without notice.  The first AIP purchase will take place no earlier than 15 calendar days after the Transfer Agent has received your request.  We are unable to debit mutual fund or pass through accounts.

Through the Internet
You may purchase subsequent shares through the Funds’ website at www.usamutuals.com if you accepted telephone and internet options on your Account Application form and included a voided check or savings deposit slip.  If you accepted these options and your account has been open for at least 15 calendar days, you may access the website and you will be allowed to purchase or exchange Fund shares upon request.  Only bank accounts held at U.S. institutions that are ACH members may be used for website transactions.

Please remember that only purchases and exchanges of Fund shares are allowed on the website, and you cannot sell Fund shares through the website.

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Through an authorized broker-dealer organization
You may purchase shares of the Funds through any broker-dealer organization that has been authorized by the Funds and has an agreement with the Distributor.  These broker-dealers are further authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.  A purchase order is deemed received by the Funds when an authorized broker-dealer, or, if applicable, a broker-dealer’s authorized designee, receives the request in good order.  Please keep in mind that your broker-dealer may charge additional fees for its services.

Anti-Money Laundering Information
In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Program.  As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1–866–264–8783 if you need additional assistance when completing your Account Application.

If, through reasonable measures, the Transfer Agent is unable to verify the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information allowing the Transfer Agent to verify the shareholder’s identity is received.  The Funds may also reserve the right to close the account within five business days if clarifying information or documentation is not received.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Trust, the Distributor and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds do not sell shares to any person residing in a country other than the United States of America, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.  Additionally, in their discretion, the Funds may refuse to allow someone to purchase shares based on suspicious, inappropriate or illegal activity, such as market timing (please see the section below entitled “Selling Shares – Market Timing Trading Policy” for additional information).

Selling Shares

Methods of Selling
By mail
Send your written redemption request to the Transfer Agent at the appropriate address below.  Your request should be in good order and contain the name of the Fund you are selling, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed.  Be sure to have all shareholders sign the letter.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).  Please see the SAI for more information.

	Regular Mail USA Mutuals Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery USA Mutuals Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

Note: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

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• if a change in ownership is requested;
• written requests to wire redemption proceeds (if not previously authorized on the account);
• if a change of address request has been received by the Transfer Agent within the last 15 calendar days; and
• for all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Funds and/or Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Shareholders who hold their shares through an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

By telephone
If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Funds), you may redeem shares in any amount, but not less than $100 and not more than $50,000, by instructing the Funds by telephone at 1–866–264–8783.  A signature guarantee may be required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Funds nor their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting:

• that you correctly state the Fund account number;
• the name in which your account is registered;
• the Social Security or tax identification number under which the account is registered; or
• the address of the account holder, as stated in the account application form.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

By wire
To redeem shares by wire to a previously designated bank account, call the Funds at 1–866–264–8783 and specify the amount of money you wish to be wired.  Your bank may charge a fee to receive wired funds.  The Transfer Agent will charge a reasonable nominal fee for outgoing wires.

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Through a broker-dealer organization
If you purchased your shares through a broker-dealer or other financial organization, your redemption order may be placed through the same organization.  The organization is responsible for sending your redemption order to the Funds on a timely basis.  Please keep in mind that your broker-dealer may charge additional fees for its services.

Payment of Redemption Proceeds to You
You may redeem the Funds’ shares at a price equal to the NAV next determined after the Transfer Agent receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Funds before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern Time) will usually be wired to the bank you indicate or mailed on the following day to the address of record.  You may also have your redemption proceeds sent to your predetermined bank account by electronic funds transfer through the ACH network, provided your bank is a member.  Proceeds will generally be credited to your account within two business days.  There is no charge to have your payment sent via ACH.  In all cases, proceeds will be sent within seven calendar days after the Funds receive your redemption request.

When making a redemption request, make sure your request is in good order.  “Good order” means your letter of instruction includes:
■ The name of the Fund you are investing in;
■ The dollar amount of shares to be redeemed;
■ Signatures of all registered shareholders exactly as the shares are registerd and a signature guarantee, when applicable; and
■ The account number.

If you purchase shares using a check or an ACH payment and soon after request a redemption, the Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 15 calendar days).  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.

Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted;  (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Funds’ shareholders.

Systematic Withdrawal Plan
As another convenience, you may redeem your Fund shares through the SWP.  Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  In order to participate in the SWP, your account balance must be at least $10,000 and each payment should be a minimum of $100.  If you elect this method of redemption, a Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated at any time by a Fund.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a capital gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the distributions credited to your account, the account ultimately may be depleted.

Redemption-in-Kind
The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds reserve the right to make a “redemption-in-kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the applicable Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.  For federal income tax purposes, redemptions in-kind are taxed in the same manner as redemptions made in cash.

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Market Timing Trading Policy
Market timing is generally defined as the excessive short-term trading of mutual fund shares that may be harmful to the Funds and their shareholders.  The Board of Trustees has adopted policies and procedures that are designed to detect and deter abusive short term trading practices in the Funds (the “Market Timing Policy”). Short-term or excessive trading into and out of the Funds may harm performance by disrupting investment strategies and by increasing expenses.  Accordingly, the Funds may decline to accept an application or may reject a purchase request, including an exchange, from an investor who, in the Advisor’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds.

The risks of market timing cannot be eliminated.  Depending on various factors (including the size of the Funds, the amount of assets the Funds typically maintain in cash or cash equivalents, and the dollar amount, number and frequency of trades), market timing may disrupt investment strategies, increase brokerage, administrative, and other expenses and impact the Funds’ performance.  The Funds are currently using several methods to detect and deter market timing.  These methods include the use of broad authority to take discretionary action against market timers and against particular trades, selective monitoring of trade activity.

Each of these methods involves judgments that are inherently subjective, although the Funds and their service providers seek to make judgments that are consistent with shareholder interests.  Moreover, each of these methods involves some selectivity in their application.  While the Funds seek to take action that will detect and deter market timing, the Funds cannot represent that market timing can be completely eliminated.

In particular, since the Funds receive purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Funds cannot always detect short-term or excessive trading.  However, the Funds will work with financial institutions as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the Funds, at the Funds’ request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.  However, the Advisor and the Transfer Agent will make every effort to apply these policies to all shares held by Fund investors, whether held through the Transfer Agent or through intermediaries.  The Funds’ chief compliance officer monitors enforcement of the Funds’ policies regarding market timing.

Exchanging or Converting Shares

Exchanging Shares. Shareholders of record may exchange shares of a Fund for shares of any other Fund in the USA Mutuals fund family on any business day by contacting the Funds directly.  This exchange privilege may be changed or canceled by the Funds at any time upon sixty (60) days’ written notice.  Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise.  A notary public cannot guarantee signatures.  A minimum investment amount of $100 for retirement accounts and $2,000 for all other accounts is required when exchanging into either an existing account or a newly established account.  An exchange from one Fund to another is treated the same as an ordinary redemption and purchase for federal income tax purposes upon which you may realize a capital gain or loss depending on the length of time the shares are held, subject to certain limitations on the deductibility of losses.  This is not a tax-free exchange.  An exchange request received by a Fund prior to market close will be made at that day’s closing NAV.  In order to exercise the exchange privilege over the telephone, shareholders need to select this option on their shareholder application.

Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Funds or their shareholders.

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Converting Shares. Shareholders of a Fund may elect on a voluntary basis to convert their shares in one class of the Fund into shares of a different class of the same Fund, subject to satisfying the eligibility requirements for investment in the new share class.  Shares may only be converted into a share class with a lower expense ratio than the original share class.  Class C shares are only eligible for conversion if they are no longer subject to a CDSC.

An investor may directly or through his or her financial intermediary contact the Funds to request a voluntary conversion between share classes of the same Fund as described above.  You may be required to provide sufficient information to establish eligibility to convert to the new share class.  All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load or other charge.  A share conversion within the same Fund will not result in a capital gain or loss for federal income tax purposes.  The Funds may change, suspend or terminate this conversion feature at any time.

Call the Funds (toll-free) at 1–866–264–8783 to learn more about exchanges and conversions of Fund shares, or to obtain a prospectus or visit www.usamutuals.com.

General Transaction Policies

Some of the following policies are mentioned above.  In general, the Funds reserve the right to:

•	vary or waive any minimum investment requirement;
•	refuse, change, discontinue or temporarily suspend account services, including purchase, exchange or telephone redemption privileges, for any reason;
•
reject any purchase or exchange request for any reason  (generally, the Funds do this if the purchase or exchange is disruptive to the efficient management of the Funds due to the timing of the investment or an investor’s history of excessive trading);

•
redeem all shares in your account if your balance falls below the Funds’ minimum initial investment requirement (if, within thirty (30) days of the Funds’ written request, you have not increased your account balance, you may be required to redeem your shares; however, the Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV);

•	delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund; and
•	reject any purchase or redemption request that does not contain all required documentation.

Your broker-dealer or other financial organization may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your broker-dealer or other financial organization for details.

Closure of a Fund
The Advisor retains the right to close a Fund (or partially close a Fund) to new purchases if it is determined to be in the best interest of shareholders.  Based on market and Fund conditions, the Advisor may decide to close a Fund to new investors, all investors or certain classes of investors (such as Fund supermarkets) at any time.  If a Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders that the Funds reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call the Transfer Agent at 1–866–264–8783 to request individual copies of these documents.  The Transfer Agent will begin sending individual copies within thirty (30) days after receiving your request.  This policy does not apply to account statements.

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  If a Fund is unable to locate you, then it will determine whether your account can legally be considered abandoned.  A Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  Your last known address of record determines which state has jurisdiction.

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Distribution of Fund Shares

The Distributor
Quasar Distributors, LLC is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter to the Funds.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Funds are offered on a continuous basis.

Rule 12b-1 Plan
The Funds have adopted the Rule 12b-1 Plan under the 1940 Act.  Under the Rule 12b-1 Plan, Investor Class shares of the Barrier Fund and Takeover Targets Fund pay the Distributor an annual fee of 0.25% of the average daily NAV of the Fund.  The Barrier Fund and Takeover Targets Fund may pay the Distributor an annual fee up to 0.50% on Class A shares and 1.00% on Class C shares of the average daily net assets of the Fund.  However, the Board of Trustees has currently authorized an annual Rule 12b-1 fee for Class A shares of the Barrier Fund and Takeover Targets Fund of only 0.25% of the average daily net assets of the Fund.  The Rule 12b-1 fee is used to finance activities that promote the sale of shares of the Barrier Fund and Takeover Targets Fund.  Such activities include, but are not necessarily limited to, advertising, marketing, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel.  The Rule 12b-1 Plan has the effect of increasing the expenses of the shares of the Barrier Fund and Takeover Targets Fund from what they would otherwise be.  Because these fees are paid out of the Barrier Fund’s and Takeover Targets Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in the Barrier Fund and Takeover Targets Fund and may cost you more than paying other types of sales charges.  The Institutional Class shares of the Barrier Fund and Takeover Targets Fund, and the Investor Class shares of the Generation Wave Growth Fund are not subject to the Rule 12b-1 Plan and do not have Rule 12b-1 fees.

Distributions and Taxes

Distributions

Each Fund is designed to pay shareholder distributions from the Fund’s investment company taxable income and from any net capital gain the Fund has realized.  Shares will be eligible to receive distributions and will begin earning the right to distributions on the day after which the Fund receives payment and shares are issued.  The Funds make distributions of investment company taxable income semi-annually.  Net capital gain, if any, is distributed at least once a year.  If the day of distribution falls on a weekend or holiday on which the NYSE is closed, the distribution will be made on the next succeeding business day.  All of your distributions with respect to a Fund, however, will be reinvested in additional shares of such Fund unless you provide us with a written request to receive your payments in cash. You may change your distribution option at any time in writing or by telephone. Any such change will be effective only as to distributions for which the record date is five or more days after the Transfer Agent receives the request. If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your checks or if your checks remain uncashed for six months, your distributions may be reinvested in Fund shares at the then-current NAV.  In such case, all future distributions will automatically be reinvested in shares of the same Fund.  No interest will accrue on amounts represented by uncashed distribution checks.  Distributions paid in cash or reinvested in additional shares are treated the same for federal income tax purposes.

If a Fund’s distributions exceed its then-current and accumulated earnings and profits, all or a portion of such distributions may be treated as a return of capital to shareholders.  A return of capital will generally not be taxable, but will reduce each shareholder’s cost basis in Fund shares (but not below zero) and will result in a higher reported capital gain or lower reported capital loss when those shares on which the distributions were received are ultimately sold, exchanged or redeemed.  Any return of capital in excess of a shareholder’s basis, however, is taxable as a capital gain.

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Federal Income Tax Consequences

Distributions of a Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain, and net gain from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income (for non-corporate shareholders, currently taxed at a maximum rate of 39.6%).  For non-corporate shareholders, to the extent that a Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income, such income may be subject to tax at the reduced federal income tax rates applicable to long-term capital gains, if certain holding period requirements have been satisfied by the shareholder.  For corporate shareholders, a portion of a Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the corporate shareholder meets certain holding period requirements with respect to its shares.  To the extent that a Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and cannot be offset by a shareholder’s capital losses from other investments.

Distributions of a Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain (for non-corporate shareholders, currently taxed at a maximum rate of 20%) regardless of the length of time that a shareholder has owned Fund shares.  Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referred to above.

You will be taxed in the same manner whether you receive your distributions (whether of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax of 3.8 percent.  The Medicare tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Funds’ distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the applicable rate of tax will depend generally upon the amount paid for the shares, the amount received from the sale, exchange or redemption, (including redemptions in-kind), and how long the shares were held by a shareholder.  Gain or loss realized upon a sale, exchange or redemption of shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and as short-term capital gain or loss if the shares have been held for one year or less.  Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares (through reinvestment of distributions or otherwise) within thirty days before or after selling, exchanging or redeeming other shares of the same Fund at a loss, all or part of your loss will not be deductible and will instead increase the basis of the new shares.

The Funds are required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012, when such shareholders subsequently sell, exchange or redeem those shares.  The Funds will determine cost basis using the average cost method unless you elect in writing (and not over the telephone) any alternate IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

The federal income tax status of all distributions made by the Funds for the preceding year will be annually reported to shareholders.  Distributions made by the Funds may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

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This section is not intended to be a full discussion of tax laws and the effect of such laws on you.  There may be other federal, state, foreign, or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

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Financial Highlights

The financial highlights tables below are based on the financial history of the Barrier Fund and the Generation Wave Growth Fund and are intended to help you understand the financial performance of each Fund for the past five years.  Certain information reflects the financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Barrier Fund and the Generation Wave Growth Fund (assuming reinvestment of Fund distributions).  The information for the years ended March 31, 2015, 2014, 2013, 2012 and 2011 has been audited by the Barrier Fund’s and the Generation Wave Growth Fund’s independent registered public accounting firm, Cohen Fund Audit Services, Ltd., whose report, along with the financial statements of the Funds, is included in the Funds’ annual report to shareholders.  Because the Takeover Targets Fund has recently commenced operations, there are no financial highlights available at this time.  Please call 1–866–264–8783 for a free copy of the annual report.

Barrier Fund

Institutional Class Shares
The table below sets forth per share data for a share outstanding of the Fund throughout the period presented.

	Year Ended
	March 31, 2015(1)
Net Asset Value, Beginning of Year	$29.77
Income (loss) from investment operations:
Net investment income	0.50	(2)
Net realized and unrealized loss on investments	(0.76	)(5)
Total from investment operations	(0.26)

Less distributions paid:
From net investment income	(0.21)

Net Asset Value, End of Year	$29.30

Total Return	(0.89)%

Supplemental Data and Ratios:
Net assets at end of year (000’s)	$41
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	1.19%
After waiver and expense reimbursement(3)	1.19%
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement	1.68%
After waiver and expense reimbursement(3)	1.68%
Portfolio turnover rate(4)	77.77%

(1)	The USA Mutuals Barrier Fund Institutional Class shares commenced operations on April 1, 2014.
(2)	Calculated using the average shares outstanding method.
(3)
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.24% of average net assets of the Fund for Institutional Class shares.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	Due to the timing of capital share transactions, the per share amount of net realized and unrealized loss on investments varies from the amounts shown in the statement of operations.

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Barrier Fund

Investor Class Shares
The table below sets forth per share data for a share outstanding of the Fund throughout each year presented.

	Year Ended March 31,
	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Year	$29.40		$24.39		$20.95		$18.12		$15.42
Income (loss) from investment operations:
Net investment income	0.37	(1)	0.41	(1)	0.30	(2)	0.16	(2)	0.21 (2)
Net realized and unrealized gain (loss) on investments	(0.33)		4.91		3.32		2.86		2.67
Total from investment operations	0.04		5.32		3.62		3.02		2.88

Less distributions paid:
From net investment income	(0.40)		(0.31)		(0.18)		(0.19)		(0.18)
Paid-in capital from redemption fees	0.01		0.00	(3)	0.00	(3)	0.00	(3)	0.00 (3)

Net Asset Value, End of Year	$29.05		$29.40		$24.39		$20.95		$18.12

Total Return	0.13%		22.12%		17.44%		16.79%		19.01%

Supplemental Data and Ratios:
Net assets at end of year (000’s)	$217,848		$248,982		$126,488		$91,824		$79,039
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	1.44%		1.47%		1.64%		1.72%		1.79%
After waiver and expense reimbursement(4)	1.44%		1.47%		1.64%		1.76%		1.81%
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement	1.27%		1.51%		1.60%		0.88%		1.24%
After waiver and expense reimbursement(4)	1.27%		1.51%		1.60%		0.84%		1.22%
Portfolio turnover rate	77.77	%(5)	166.95	%(5)	11.90	%(5)	83.66	%(5)	21.18%

(1)	Calculated using the average shares outstanding method.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Investor Class shares.  From August 1, 2009 through July 28, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.85% of average net assets of the Fund for Investor Class shares.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Barrier Fund

Class A Shares
The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Year Ended March 31,			Period Ended
	2015	2014	2013	March 31, 2012(1)
Net Asset Value, Beginning of Period	$29.30	$24.33	$20.94	$18.14
Income (loss) from investment operations:
Net investment income	0.38 (2)	0.46 (2)	0.24 (3)	0.10	(3)
Net realized and unrealized gain (loss) on investments	(0.34)	4.85	3.36	2.70
Total from investment operations	0.04	5.31	3.60	2.80

Less distributions paid:
From net investment income	(0.40)	(0.34)	(0.21)	—

Paid-in capital from redemption fees	0.00 (4)	0.00 (4)	0.00 (4)	—

Net Asset Value, End of Period	$28.94	$29.30	$24.33	$20.94

Total Return(5)	0.11%	22.10%	17.40%	15.44	%(6)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$22,985	$20,626	$3,033	$193
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	1.44%	1.47%	1.64%	1.73	%(7)
After waiver and expense reimbursement(8)	1.44%	1.47%	1.64%	1.73	%(7)
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement	1.30%	1.68%	1.60%	3.36	%(7)
After waiver and expense reimbursement(8)	1.30%	1.68%	1.60%	3.36	%(7)
Portfolio turnover rate(9)	77.77%	166.95%	11.90%	83.66%

(1)	The USA Mutuals Barrier Fund Class A shares commenced operations on December 8, 2011.
(2)	Calculated using the average shares outstanding method.
(3)	Per share net investment income was calculated prior to tax adjustments.
(4)	Less than one cent per share.
(5)	Based on net asset value, which does not reflect the sales charge.
(6)	Not annualized.
(7)	Annualized.
(8)
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Class A shares. Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.85% of average net assets of the Fund for Class A shares.

(9)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Barrier Fund

Class C Shares
The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Year Ended March 31,				Period Ended
	2015		2014	2013	March 31, 2012(1)
Net Asset Value, Beginning of Period	$28.97		$24.16	$20.90	$18.14
Income (loss) from investment operations:
Net investment income	0.16	(2)	0.26 (2)	0.17 (3)	0.07	(3)
Net realized and unrealized gain (loss) on investments	(0.33	)(10)	4.80	3.26	2.69
Total from investment operations	(0.17)		5.06	3.43	2.76

Less distributions paid:
From net investment income	(0.26)		(0.25)	(0.17)	—
Paid-in capital from redemption fees	0.00	(4)	0.00 (4)	0.00 (4)	—

Net Asset Value, End of Period	$28.54		$28.97	$24.16	$20.90

Total Return(5)	(0.61)%		21.15%	16.56%	15.21	%(6)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$20,092		$15,748	$3,159	$415
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	2.19%		2.22%	2.39%	2.46	%(7)
After waiver and expense reimbursement(8)	2.19%		2.22%	2.39%	2.46	%(7)
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement	0.57%		0.94%	0.85%	2.63	%(7)
After waiver and expense reimbursement(8)	0.57%		0.94%	0.85%	2.63	%(7)
Portfolio turnover rate(9)	77.77%		166.95%	11.90%	83.66%

(1)	The USA Mutuals Barrier Fund Class C shares commenced operations on December 8, 2011.
(2)	Calculated using the average shares outstanding method.
(3)	Per share net investment income was calculated prior to tax adjustments.
(4)	Less than one cent per share.
(5)	Based on net asset value, which does not reflect the sales charge.
(6)	Not annualized.
(7)	Annualized.
(8)
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 2.24% of average net assets of the Fund for Class C shares.  Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 2.60% of average net assets of the Fund for Class C shares.

(9)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(10)	Due to the timing of capital share transactions, the per share amount of net realized and unrealized loss on investments varies from the amounts shown in the statement of operations.

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Generation Wave Growth Fund

Investor Class Shares
The table below sets forth per share data for a share outstanding of the Fund throughout each year presented.

	Year Ended March 31,
	2015		2014		2013	2012	2011
Net Asset Value, Beginning of Year	$8.97		$8.18		$7.36	$7.79	$6.85
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(1)	(0.00	)(1)(2)	0.07 (1)	0.03 (1)	0.00	(1)(2)
Net realized and unrealized gain (loss) on investments	(0.86)		0.86		0.79	(0.46)	0.94
Total from investment operations	(0.88)		0.86		0.86	(0.43)	0.94

Less distributions paid:
From net investment income	—		(0.07)		(0.04)	—	—

Paid-in capital from redemption fees(2)	0.00		0.00		0.00	0.00	0.00

Net Asset Value, End of Year	$8.09		$8.97		$8.18	$7.36	$7.79

Total Return	(9.81)%		10.57%		11.76%	(5.52)%	13.72%

Supplemental Data and Ratios:
Net assets at end of year (000’s)	$9,743		$13,426		$13,995	$14,136	$20,062
Ratio of expenses to average net assets:(3)
Before waiver and expense reimbursement	2.53%		2.32%		2.51%	2.30%	2.00%
After waiver and expense reimbursement(4)	1.75%		1.75%		1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets(3)
Before waiver and expense reimbursement	(0.94)%		(0.63)%		0.06%	(0.17)%	(0.27)%
After waiver and expense reimbursement(4)	(0.16)%		(0.06)%		0.82%	0.38%	(0.02)%
Portfolio turnover rate	132.21%		391.70%		34.28%	127.99%	82.62%

(1)	Per share net investment income (loss) was calculated prior to tax adjustments.
(2)	Less than one cent per share.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.75% of average net assets of the Fund.

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Investment Advisor
USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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For More Information

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ last fiscal year.

You can obtain a free copy of the SAI and the annual and semi-annual reports, request other information, or make general inquiries about the Funds on the Funds’ website at www.usamutuals.com, by calling the Funds (toll-free) at 1–866–264–8783, or by writing to:

USA Mutuals Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC Public Reference Room and review and copy documents while you are there.  For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520
publicinfo@sec.gov
1-202-551-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov.

1940 Act File No. 811-10319

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Prospectus

July 29, 2015

USA Mutuals Generation Wave Growth Fund
Class A Shares (not currently offered)
Class C Shares (not currently offered)

Phone: 1-866-264-8783 Web: www.usamutuals.com	Investment Advisor USA Mutuals Advisors, Inc. Plaza of the Americas 700 North Pearl Street, Suite 900 Dallas, Texas 75201

Neither the U.S. Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus (Generation Wave Growth)

This Prospectus applies to Class A and Class C shares of the USA Mutuals Generation Wave Growth Fund (the “Generation Wave Growth Fund or the “Fund”), which are not currently offered for purchase.  The Fund also has Investor Class shares, which are currently offered for purchase in a separate prospectus.

Table of Contents - Prospectus (Generation Wave Growth)

Summary Section

Investment Objective
The investment objective of the Fund is capital appreciation over the long term with low volatility and low correlation to the equity markets.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Choosing a Share Class – Class A Shares” on page 13 of this Prospectus and “Purchase and Redemption of Shares—Class A Sales Charge Waivers” beginning on page 37 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the shares redeemed within 12 months of purchase)	None	1.00%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 18 months of purchase)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Distribution (12b-1) Fees(1)	0.25%	1.00%
Other Expenses(2)	1.58%	1.58%
Acquired Fund Fees and Expenses	0.20%	0.20%
Total Annual Fund Operating Expenses	2.98%	3.73%
Less: Fee Waiver/Expense Reimbursement	-0.78%	-0.78%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	2.20%	2.95%

(1)
The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the “Rule 12b-1 Plan”) under the Investment Company Act of 1940, as amended (the “1940 Act”).  Under the Rule 12b-1 Plan, the Fund may pay an annual Rule 12b-1 distribution fee of up to 0.50% for Class A shares.  For the 12-month period covered by this Prospectus, the Fund’s Board of Trustees (the “Board of Trustees”) has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares.

(2)	Other expenses are based on estimated amounts for the current fiscal year.
(3)
USA Mutuals Advisors, Inc. (the “Advisor”), the Fund’s investment advisor, has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses (collectively, “Excluded Expenses”)) to 2.00% and 2.75% of average net assets of the Fund for Class A shares and Class C shares, respectively, through July 31, 2016, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Board of Trustees, unless either the Board of Trustees or the Advisor terminates the agreement prior to such renewal.  To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement may be greater than 2.00% and 2.75% for Class A shares and Class C shares, respectively.  The current term of the agreement may only be terminated by the Board of Trustees of the Trust.  The Advisor shall be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% rate of return each year, that you reinvest all distributions, and that the Fund’s operating expenses remain the same each year.  The fee waiver/expense reimbursement agreement discussed in the table above is reflected only through July 31, 2016.  Although your actual costs may be higher or lower, based on these assumptions your costs for the Fund would be:

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	One Year	Three Years	Five Years	Ten Years
Class A	$785	$1,374	$1,988	$3,632
Class C	$395	$1,158	$1,941	$3,987

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 132.21% of the average value of its portfolio.

Principal Investment Strategies
The Fund, a non-diversified investment company, pursues its investment objective by investing in multiple alternative investment strategies.  The strategies employed by the Fund include Long/Short Equity Strategy, Relative Value-Long/Short Debt Strategy, Equity Option Strategy, Tactical Allocation Strategy (which involves using market trend indicators to determine whether the Fund should take aggressive, neutral or defensive market positions), and Real Assets/Commodity Strategy such as real estate, commodities and currencies.  The Fund may implement these strategies through direct investments in equity, fixed income and options securities, futures contracts, swaps, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) or other investment companies.  The Fund may engage in long purchases, short sales and options trading to implement these strategies.

The equity securities that the Fund invests in directly or through other investment companies may include small, medium or large capitalization companies, both domestic and foreign, in different market sectors.  The Fund’s investment in securities of foreign issuers may include emerging markets.  The fixed income securities that the Fund invests in directly or through other investment companies may include any maturity or credit quality, both domestic and foreign, and may include securities rated below investment grade (sometimes referred to as “junk bonds”).  The Fund may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities, and may enter into equity, interest rate, index and currency rate swap agreements.  Derivative instruments in which the Fund may invest include options, futures and swaps.  The Fund invests in these types of instruments to both reduce risk through hedging, or to take market risk.  In addition, the Fund may borrow money, a practice known as “leveraging,” to meet redemptions, for other emergency purposes or to increase its portfolio holdings.  The Fund may invest in commodity-linked instruments, including commodity-linked swaps, futures, options and options on futures, commodity-linked debt and other investment companies and ETFs that invest in commodity-linked instruments.

The Advisor does not follow a rigid investment or allocation policy and the Fund’s assets may be deployed among the Fund’s investment strategies and in weightings the Advisor deems appropriate.

Descriptions of the primary strategies to be employed by the Fund include:

•	Long/Short Equity Strategy-This strategy employs long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempts to achieve capital appreciation.
•
Relative Value-Long/Short Debt Strategy-This strategy is designed to take advantage of perceived discrepancies in the market prices related to credit or maturities of fixed income and derivative securities.

•
Equity Option Strategy-Option strategies include selling call options against long equity positions to provide the ability to participate in high quality equity securities, while seeking income potential and downside protection.

•	Tactical Allocation Strategy-Using market trend indicators, this portion of the portfolio is allocated to aggressive, neutral or defensive market positions.
•	Real Assets/Commodity Strategy-Economic cycles provide opportunities to profit from positions in real estate, copper, lumber, precious metals and other commodities.

When market conditions are unfavorable for profitable investing or when suitable investments are not otherwise available, the Fund may hold a majority of its net assets in cash or similar short-term, high-quality debt securities.  For temporary defensive purposes, the Fund may invest up to 100% of its total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

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Principal Risks
The risks associated with an investment in the Fund can increase during times of significant market volatility.  Investments in the Fund are subject to the following principal risks:

•	you could lose all or a portion of your investment in the Fund;
•	certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market;
•	investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;
•	asset allocation to a particular strategy may not reflect actual market movement or the effect of economic conditions;
•
because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund;

•	investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure could increase the volatility of the Fund’s portfolio;
•	the Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;
•	fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and high yield securities risk;
•
fixed income securities that are rated below investment grade (sometimes referred to as “junk bonds”) are subject to risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer (such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income securities);

•	there is no assurance the U.S. Government will provide financial support on securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;
•	political, social or economic instability in foreign developed and emerging markets may cause the value of the Fund’s investments in foreign securities to decline;
•	leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio;
•
ETFs bear the risk that the market price of an ETF’s shares may trade at a discount to their net asset value (“NAV”) or that an active trading market for an ETF’s shares may not develop or be maintained;

•
the Fund may bear indirect fees and expenses charged by any underlying investment companies in which the Fund may invest in addition to its direct fees and expenses, and may indirectly bear the principal risks of those investment companies;

•
the notes issued by ETNs are unsecured debt of the issuer, and the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index;

•	currency-rate fluctuations due to political, social or economic instability may cause the value of the Fund’s investments to decline;
•
investing in derivatives, specifically call and put options, for hedging purposes and to reduce Fund volatility, as well as direct investment may subject the Fund to losses if the derivatives do not perform as expected;

•
options and futures contracts may be more volatile than direct investments in the underlying securities, involve additional costs, may involve a small initial investment relative to the risk assumed, and may be less liquid than investments directly in the underlying securities;

•	swap contracts may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty;
•	the Fund may not be able to sell or close out a derivative instrument and underlying investments in a derivative instrument may lose value due to interest rate changes;

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•
if the value of a security sold short increases prior to the scheduled delivery date the Fund will lose money, since the Fund must pay more for the security than it has received from the purchaser in the short sale;

•
exposure to commodity markets through investments in commodity-linked instruments may subject the Fund to greater volatility than investments in traditional securities (this difference is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments);

•
investments in real estate may be impacted by adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, which may decrease the value of REITs in which the Fund may invest (additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment); and

•
MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.  MLP investments also entail many of the general tax risks of investing in a partnership.  Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership.

Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  The information shown assumes reinvestment of distributions.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available through the Fund’s website at www.usamutuals.com.

Generation Wave Growth Fund - Investor Class Shares(1)
Calendar Year Returns as of December 31
(1)
The returns in the bar chart are for the Fund’s Investor Class shares, which are offered in a separate prospectus but would have substantially similar annual returns because the Fund’s Investor Class, Class A and Class C shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.  Sales loads are not reflected in the bar chart or in the best and worst quarterly returns set forth below.  If sales loads were reflected, the returns shown would have been lower.

The calendar year-to-date return for the Fund’s Investor Class shares as of June 30, 2015 was 1.11%.  During the period shown in the bar chart, the best performance for a quarter was 12.82% (for the quarter ended September 30, 2009).  The worst performance was -20.07% (for the quarter ended December 31, 2008).

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Average Annual Total Returns (Investor Class Shares)
(For the periods ended December 31, 2014)
	One Year	Five Years	Ten Years	Since Inception (6/21/2001)
Investor Class Shares
Return Before Taxes	-8.48%	4.41%	1.69%	2.16%
Return After Taxes on Distributions	-8.48%	4.35%	0.97%	1.61%
Return After Taxes on Distributions and Sale of Fund Shares	-4.80%	3.44%	1.56%	1.89%
S&P 500 Index® (reflects no deductions for fees, expenses or taxes)	13.69%	15.45%	7.67%	5.92%

After-tax returns are shown for Investor Class shares and will vary for Class A and Class C shares and are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
USA Mutuals Advisors, Inc. is the Fund’s investment advisor.

Portfolio Manager
Mr. Gerald Sullivan, Portfolio Manager, is primarily responsible for the day-to-day management of the Fund’s portfolio and has managed the Fund since June 1, 2011.

Purchase and Sale of Fund Shares
When Class A and Class C shares of the Fund commence operations, you may purchase, exchange or redeem shares by mail (USA Mutuals, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by internet or by telephone at 1-866-264-8783.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment for purchases and exchanges with another fund in the USA Mutuals fund family for Class A shares and Class C shares is $100 for retirement accounts and $2,000 for other types of accounts.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $100.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

Investment Objective
The investment objective of the Fund is capital appreciation over the long term with low volatility and low correlation to the equity markets.

Changes to Investment Objective and Strategies.  The Fund’s investment objective, investment strategies and policies described in this Prospectus are not fundamental and may be changed by sole action of the Board of Trustees without shareholder approval.  Shareholders will be provided with sixty (60) days’ advance written notice prior to a change to the Fund’s investment objective.

Principal Investment Strategies
The Fund, a non-diversified investment company, pursues its investment objective by investing in multiple alternative investment strategies.  The strategies employed by the Fund include Long/Short Equity Strategy, Relative Value-Long/Short Debt Strategy, Equity Option Strategy, Tactical Allocation Strategy (which involves using market trend indicators to determine whether the Fund should take aggressive, neutral or defensive market positions), and Real Assets/Commodity Strategy, such as real estate, commodities and currencies.  The Fund may implement these strategies through direct investments in equity, fixed income and options securities, futures contracts, swaps, REITs, MLPs, ETNs, ETFs or other investment companies.  The Fund may engage in long purchases, short sales and options trading to implement these strategies.

The equity securities that the Fund invests in directly or through other investment companies may include small, medium or large capitalization companies, both domestic and foreign, in different market sectors.  The Fund’s investment in securities of foreign issuers may include emerging markets. The fixed income securities that the Fund invests in directly or through other investment companies may include any maturity or credit quality, both domestic and foreign, and may include securities rated below investment grade (sometimes referred to as “junk bonds”).  The Fund may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities, and may enter into equity, interest rate, index and currency rate swap agreements.  Derivative instruments in which the Fund may invest include options, futures and swaps.  The Fund invests in these types of instruments to both reduce risk through hedging, or to take market risk.  In addition, the Fund may borrow money, a practice known as “leveraging,” to meet redemptions, for other emergency purposes or to increase its portfolio holdings.  The Fund may invest in commodity-linked instruments, including commodity-linked swaps, futures, options and options on futures, commodity-linked debt and other investment companies and ETFs that invest in commodity-linked instruments.

The Advisor seeks to employ investment strategies whose performance is not correlated with major financial market indices.  The Advisor believes that the use of such strategies may mitigate losses in generally declining markets because the Fund will be invested in multiple non-correlated strategies.

Descriptions of the primary strategies to be employed by the Fund include:

•	Long/Short Equity Strategy-This strategy employs long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempts to achieve capital appreciation.
•
Relative Value-Long/Short Debt Strategy-This strategy is designed to take advantage of perceived discrepancies in the market prices related to credit or maturities of fixed income and derivative securities and attempts to achieve current income, capital preservation and capital appreciation.  This strategy may provide opportunities for capital appreciation through owning debt securities that appreciate (or depreciate) more (or less) in value than the corresponding short debt security.  Current income may be generated when the income from the long position is greater than the carry cost of the short position.  Capital preservation may be attained when the entry points of the positions are executed at historically low risk levels.

•
Equity Option Strategy-Option strategies include selling call options against long equity positions to provide the ability to participate in high quality equity securities, while benefitting from the income potential and downside protection of having a short call sold against the long stock position. Selling a call provides income that can offset a loss if the underlying equity security declines in value.

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•
Tactical Allocation Strategy-Using market trend indicators, this portion of the portfolio would be allocated to aggressive, neutral or defensive market positions. For example, if trends indicate a defensive position is justified, the Advisor may allocate Fund assets to government bonds or precious metals. Precious metals may be used as a defensive position during times when inflation expectations are increasing.  An aggressive position may include a small cap equity or emerging markets position.

•
Real Assets/Commodity Strategy-Economic cycles provide opportunities to profit from positions in real estate, copper, lumber, precious metals and other commodities. The Fund would primarily utilize ETFs or ETNs or other investment companies to facilitate these positions.

When market conditions are unfavorable for profitable investing or when suitable investments are not otherwise available, the Fund may hold a majority of its net assets in cash or similar short-term, high-quality debt securities.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bank deposits, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

Buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs.  An increase in the portfolio turnover rate involves correspondingly greater transactions costs and increases the potential for capital gains, including short-term capital gains, which are taxable as ordinary income and may affect an investor’s after-tax returns.

Who May Want to Invest in the Fund
The Fund is designed to pursue long-term capital appreciation with the assumption of a below-average level of risk relative to the equity market.  Accordingly, it is appropriate for the medium-to-long-term mutual fund investor seeking capital appreciation with a lower level of market risk and volatility relative to the equity market.

General Investment Policies of the Fund

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, the Advisor may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.  Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Principal Risks of Investing in the Fund

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The following risks apply to the Fund:

•
Equity Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.  Preferred stock has a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend on preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

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•
Management Risk.  Judgments about the attractiveness, value and potential appreciation of particular investments may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally.  In fact, no matter how well market conditions are evaluated, the investments held by the Fund may fail to produce the intended result, and you could lose money on your investment in the Fund.

•
Asset Allocation Risk.  The Fund emphasizes asset allocation strategies and the combination of investments in one or more industries or sectors.  Furthermore, although the Fund has ranges of equity and fixed-income allocations, the types of equity or fixed-income securities or other investments invested in by the Fund and the proportion of such investments involve highly subjective judgments and the Fund is designed to reflect those judgments.  As a consequence, a principal risk of the Fund involves the risk that those judgments may not anticipate actual market movements or the effect of economic conditions generally.

•
Large Capitalization Companies Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Small and Medium Capitalization Risk.  Companies with small and medium size capitalizations often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

•
Liquidity Risk.  The securities of many companies with small and medium size capitalizations may have less “float” (the number of shares that normally trade on a given day) and less interest in the market and therefore are subject to liquidity risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell.

•
Fixed Income Securities Risk.  Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, and high yield securities risk, which are more fully described below.

•
Interest Rate Risk.  Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

•
Call Risk.  During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  In this event the Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

•
Prepayment and Extension Risk.  Many types of fixed income securities are subject to prepayment risk.  Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility.  On the other hand, rising interest rates could cause prepayments of the obligations to decrease.  This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

•
Credit Risk.  Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.  There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.  Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

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Liquidity Risk.  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.  These features make it more difficult to sell or buy a security at a favorable price or time.  Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance.  Infrequent trading of securities may also lead to an increase in their price volatility.  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to.  If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

•
High-Yield Fixed Income Securities (Junk Bond) Risk.  High-yield fixed income securities or “junk bonds” are fixed income securities rated below investment grade.  Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default.  Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

•
Non-Diversification Risk.  The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under federal securities laws.  The Fund may invest a greater percentage of its assets in the securities of a single issuer.  However, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

•
Government Sponsored Entity Risk.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae,” are supported by the full faith and credit of the U.S. Government.  Securities issued by The Federal National Mortgage Association, commonly known as “Fannie Mae” and The Federal Home Loan Mortgage Corporation, commonly known as “Freddie Mac” are supported only by the discretionary authority of the U.S. Government.  However, the obligations of Fannie Mae and Freddie Mac have been placed into conservatorship until the entities are restored to a solvent financial condition.  Securities issued by the Student Loan Marketing Association are supported only by the credit of that agency.

•
Leverage Risk.  Leverage includes the practice of borrowing money to purchase securities or borrowing securities to sell them short.  Investments in derivative instruments also involve the use of leverage because the amount of exposure to the underlying asset is often greater than the amount of capital required to purchase the derivative instrument.  Leverage can increase the investment returns of the Fund.  However, if an asset decreases in value, the Fund will suffer a greater loss than they would have without the use of leverage.  The Fund will maintain long positions in assets available for collateral, consisting of cash, cash equivalents and other liquid assets, to comply with applicable legal requirements.  However, if the value of such collateral declines, margin calls by lending brokers could result in the liquidation of collateral assets at disadvantageous prices.

•
Foreign Securities Risk.  Foreign securities may involve more risks than those associated with U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, and resource self-sufficiency.  Additional risks include currency fluctuations, political and economic instability, imposition of foreign withholding taxes, differences in financial reporting standards and less stringent regulation of securities markets.

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Emerging Market Risk.  The Fund may invest in foreign securities and/or ADRs of emerging market-domiciled companies.  In addition to the risks of foreign securities in general, countries in emerging markets can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

•
ADR Risk.  Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is less information available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund.

•
Currency Risk.  Fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies.  Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investment in securities denominated in a foreign currency or may widen existing losses.

•
Other Investment Companies Risk.  Federal law generally prohibits a mutual fund from acquiring shares of an investment company if, immediately after such acquisition, the fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares.  This prohibition may prevent the Fund from allocating its investments in an optimal manner.  You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

•
Exchange-Traded Funds Risk.  An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objective, strategies and policies.  The price of an ETF can fluctuate within a wide range, and the Fund could lose money when investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Additionally, ETFs have management fees, which increase their cost.

•
Exchange-Traded Note Risk.  ETNs are subject to the credit risk of the issuer.  The value of an ETN will vary and will be influenced by its time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities, currency and commodities markets as well as changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index.  There may be restrictions on the Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity.  The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

•
Derivatives Risk. The Fund may invest in derivative securities, specifically call and put options, for hedging purposes and to reduce Fund volatility, as well as direct investment.  These are financial instruments that derive their performance from the performance of an underlying index or asset.  Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative.  Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund.  The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market.  Derivatives may also make the Fund’s portfolio less liquid and difficult to value, especially in declining markets, and the counterparty may fail to honor contract terms.

•
Options Risk.  Options contracts are subject to the same risks as the investments in which the Fund invests directly, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments.  Investments in options involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed.  If the Advisor incorrectly forecasts the value of investments in using an option contract, then the Fund might have been in a better position if the Fund had not entered into the contract.  In addition, the value of an option may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.

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Futures Contract Risk.  Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments.  Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed.  If the Advisor incorrectly forecasts the value of investments in using a futures contract, the Fund might have been in a better position if the Fund had not entered into the contract.

•
Swap Agreements Risk.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year, and will not have liquidity beyond the counterparty to the agreement.  In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.  A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

•
Short Selling Risk. Short sales involve selling a security that the Fund borrows and does not own.  The Fund may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations.  At the time of a short sale, the Fund will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period.  The value of the liquid assets will be marked to market daily.  The Fund may engage in short sales if the Advisor anticipates that the security’s market purchase price will be less than its borrowing price.  Short sales carry significant risk, including the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

•
Commodities Sector Risk. To the extent that the Fund makes investments in the commodities sector, it will be subject to the risks of that sector, including changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, and tariffs, fluctuation in prices of industrial metals, precious metals, agriculture, and livestock commodities due to factors such as changes in value, supply and demand, and governmental regulatory policies.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  To qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), at least 90% of the Fund’s gross income for each taxable year must be derived from certain qualified sources (“good income”).  Income derived from direct investments in many commodities investments generally will not constitute good income for purposes of meeting this 90% test.  However, income derived from certain indirect investments in commodities, such as investments in certain ETFs and ETNs, may constitute good income for purposes of meeting this 90% test.

•
Real Estate Risk.  The Fund may invest indirectly in real estate by investing in REITs.  These investments are subject to numerous risks, including, but not limited to, adverse changes in general economic and local market conditions, adverse developments in employment or local economic performance, changes in supply or demand for similar or competing properties, unfavorable changes in applicable taxes, governmental regulations or interest rates, and lack of available financing.  The REITs in which the Fund invests may improve or operate real properties as well as buying and selling them, and accordingly those investments are also subject to risks associated with improving and operating property, such as the inability to maintain rental rates and occupancy levels in highly competitive markets, unavailability or increases in the cost of insurance, unexpected increases in the costs of refurbishment and improvements, unfavorable rent control laws and costs of complying with environmental regulations.  If a REIT fails to qualify as a REIT under the Code, then the REIT could become taxable as a corporation, which would likely have an adverse impact on the Fund’s investment.  The Fund will generally have no control over the operations and policies of a REIT, and the Fund generally will have no ability to cause a REIT to take the actions necessary to qualify as a REIT.

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•
Master Limited Partnership Risk.  Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership.  There also are certain tax risks associated with the MLPs in which the Fund may invest, including the possibility that the Internal Revenue Service could challenge the federal income tax treatment of the MLPs in which the Fund invests.  The tax risks of investing in an MLP are generally those inherent in investing in a partnership as compared to a corporation.  Since cash distributions received by the Fund from an MLP may not correspond to the amount of income allocated to the Fund by the MLP in any given taxable year, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements for maintaining the Fund’s status as a regulated investment company and avoiding any income and excise taxes at the Fund level.  If an MLP in which the Fund invests fails to qualify as a “qualified publicly traded partnership,” as defined in the Code (and is not otherwise taxed as a corporation), income generated by such an MLP may not constitute good income and may thus jeopardize the Fund’s status as a regulated investment company for federal income tax purposes.  MLPs may also be subject to state taxes in some jurisdictions.  These tax risks, and any adverse determination with respect thereto, could have a negative impact on the after-tax income available for distribution by the MLPs and the value of the Fund’s investments in an MLP.

Disclosure of Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).  Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports to Fund shareholders are available free of charge, by contacting the Fund c/o U.S. Bancorp Fund Services, LLC, at 1-866-264-8783 and on the Fund’s website at www.usamutuals.com.  The Form N-Q is available on the SEC’s website at www.sec.gov.

Management of the Fund

Under the laws of the State of Delaware, the Board of Trustees of USA Mutuals (the “Trust”) is responsible for managing the Trust’s business and affairs.  The Board of Trustees also oversees duties required by applicable state and federal law.  The Trust has entered into an investment advisory agreement dated June 14, 2001 (the “Investment Advisory Agreement”) with the Advisor, pursuant to which the Advisor manages the investment of the assets of the Fund, subject to the oversight and review of the Board of Trustees.

A discussion regarding the Board of Trustees’ basis for approving the Investment Advisory Agreement is included in the Fund’s semi-annual report to shareholders for the period ended September 30, 2014.

The Advisor

USA Mutuals Advisors, Inc., formerly known as “Mutuals Advisors, Inc.,” is located at Plaza of the Americas, 700 North Pearl Street, Suite 900, Dallas, Texas 75201 and serves as the investment advisor to the Fund.  The Advisor is wholly-owned by Mutual Capital Alliance, Inc. (formerly known as Mutuals.com Holdings Corp.).  The Advisor is a SEC-registered investment advisor.  The Advisor serves as investment advisor to mutual funds, including two other mutual funds in the Trust (together with the Fund, the “USA Mutuals Funds”), which are currently offered in a separate prospectus.  The Advisor, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations.  The Advisor also keeps related records for the Fund.

The Advisor is entitled to an annual advisory fee of 0.95% of the Fund’s average daily net assets.  In addition, the Advisor has entered into an Expense Waiver and Reimbursement Agreement (the “Expense Agreement”) in which it has agreed to limit expenses to 2.00% and 2.75% of average net assets of the Fund for Class A shares and Class C shares, respectively.  The Expense Agreement expires on July 31, 2016.  Under the Expense Agreement, the Advisor may recapture waived or reimbursed expenses for a three-year period following such waiver or reimbursement under specified conditions.  The Expense Agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.  For the fiscal year ended March 31, 2015, the Advisor received a management fee of 0.17% of the Fund’s average daily net assets of the Investor Class shares of the Fund, net of fee waivers and the expense reimbursement.

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Portfolio Manager

Mr. Gerald Sullivan, Portfolio Manager, is primarily responsible for the portfolio management of and investment research for the Fund.  He has managed the Fund since June 1, 2011.  Mr. Sullivan served as the President, Chief Compliance Officer, Treasurer and Portfolio Manager for the Industry Leaders Fund from March 1999 to June 2012.  Mr. Sullivan also serves as the Chief Investment Officer of Claremont Investment Partners, LLC and patent holder of the Industry Leaders® Portfolio Strategy.  Mr. Sullivan also served as President of Claremont Investment Partners, LLC from 1996 to 2008.  Mr. Sullivan obtained his undergraduate degree from Columbia University and holds an M.B.A. from the University of Chicago’s Booth School of Business.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Shareholder Information

Choosing a Share Class

The Fund offers both Class A and Class C shares in this Prospectus as well as Investor Class shares in a separate prospectus.  The Barrier Fund and the Takeover Targets Fund, each a separate series of the Trust, also offer Institutional Class, Investor Class, Class A and Class C shares through a separate prospectus.  Each class of shares has a different distribution agreement and expenses to provide for different investment needs.  This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors.

Class A Shares.  When they become available, you will be able to buy Class A shares at the public offering price, which is the NAV plus an up-front sales charge.  The minimum initial amount of investment for Class A shares of the Fund and exchanges into the Fund from another fund in the USA Mutuals fund family is $100 for retirement accounts and $2,000 for other types of accounts.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $100.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of distributions.  Class A shares are subject to a Rule 12b-1 fee of up to 0.50%, which is lower than the Rule 12b-1 fee for Class C shares.  However, the Board of Trustees has currently authorized a Rule 12b-1 fee of only 0.25% for Class A shares.

The up-front Class A sales charge and the commissions paid to dealers for the Fund is calculated as follows:

When you invest this amount	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Net Amount Invested(1)	Dealer Reallowance
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - but less than $100,000	4.75%	4.99%	4.00%
$100,000 – but less than $250,000	4.00%	4.17%	3.25%
$250,000 – but less than $500,000	3.00%	3.09%	2.50%
$500,000 – but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above(2)	0.00%	0.00%	1.00%(3)
(1)	Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(2)
No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a contingent deferred sales charge (“CDSC”) of 1.00% on certain redemptions of those investments made within 18 months of the purchase.  If imposed, the CDSC is based on the NAV of the shares at the time of purchase.

(3)	The Advisor’ may pay a commission up to 1.00% out of its own resources to financial intermediaries who initiate and are responsible for the purchase of shares of $1 million or more.

The Fund’s distributor, Quasar Distributors, LLC (the “Distributor”) may, at its discretion, offset the compensation owed to the Distributor for its services with the underwriter concessions (the difference between the sales charge and the dealer reallowance) it receives.  The Distributor may also reimburse the Advisor, its affiliates or other dealers for distribution-related expenses they incur from the underwriter concessions at its discretion.

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The offering price for Class A shares includes the relevant sales charge.  The commission paid to the Distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares.  Normally, reallowances are paid as indicated in the above table.

Contingent Deferred Sales Charge on Class C Shares.  Class C shares are subject to a CDSC.  The CDSC is imposed on Class C shares redeemed by the shareholder within 12 months of purchase.  The 1.00% CDSC is based on the NAV of the shares on the date of original purchase.

Sales Charge Reductions and Waivers

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares.

Class A Sales Charge Reductions.  Reduced sales charges are available to shareholders with investments of $50,000 or more.  In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent.  An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in one or more funds in the USA Mutuals fund family, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a Letter of Intent (“LOI”), which may be signed at any time within 90 days after the first investment to be included under the LOI.  However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit the investor received will be liquidated to pay the additional sales charge owed.

Rights of Accumulation.  You may add the current value of all of your existing Fund shares to determine the front-end sales charge to be applied to your Class A purchase.  Only balances currently held entirely at the Fund or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge.  You may include the value of Fund investments held by the members of your immediately family, including the value of other investments in the USA Mutuals fund family held by you or them in individual retirement plans or IRAs, provided such balances are also currently held entirely at the Fund or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV.

Investments of $1,000,000 or More.  With respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge.  However, you may be subject to a 1.00% CDSC on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested distributions).  The CDSC for the Class A shares is based on the NAV of the shares at the time of purchase.  The holding period for the CDSC begins on the day you buy your shares.  Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.  If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

Class A Sales Charge Waivers:  The Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including:

•	the Advisor or its employees and affiliates, and investment advisory clients or investors referred by the Advisor or its affiliates for purchases direct with the Fund;
•
officers and present or former Trustees of the Trust; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund);

•
employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Advisor;

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•	fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients;
•	broker-dealers who have entered into selling agreements with the Distributor for their own accounts; and
•	no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with the Fund.

Please refer to the SAI for detailed program descriptions and eligibility requirements.  Additional information is available by calling 1-866-264-8783.  To receive a reduction in or waiver of your Class A sales charge, you must let your financial institution or shareholder services representative know at the time you purchase shares that you qualify for such a reduction.  You may be asked by your financial advisor or shareholder services representative to provide account statements or other information regarding your related accounts or related accounts of your immediate family in order to verify your eligibility for a reduced or waived sales charge.  Your financial advisor can also help you prepare any necessary application forms.  You or your financial advisor must notify the Fund at the time of each purchase if you are eligible for any of these programs.  The Fund may modify or discontinue these programs at any time.  Information about Class A sales charges and breakpoints is available on the Fund’s website at www.usamutuals.com.

Class C Shares

When they become available, you will be able to buy Class C shares at NAV.  Class C shares are subject to a Rule 12b-1 fee of 1.00%, payable to the Distributor or selected dealers.  Your financial intermediary will receive a commission of up to 1.00% on the sale of Class C shares from the Distributor.  Because Class C shares pay a higher 12b-1 fee than Class A shares, Class C shares have higher ongoing expenses than Class A shares.

Class C shares are also subject to a 1.00% CDSC on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested distributions) to recover commissions paid to your financial intermediary.  The CDSC for these Class C shares is based on the NAV of the shares at the time of purchase.  The holding period for the CDSC begins on the day you buy your shares.  Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Fund.  These deferred sales charges may be waived under certain circumstances such as:

•	death of the shareholder;
•	divorce, where there exists a court decree that requires redemption of the shares;
•	return of IRA excess contributions;
•	shares redeemed by the Fund due to low balance or other reasons;
•	shares redeemed in accordance with the Fund’s Systematic Withdrawal Plan (“SWP”); and
•	other circumstances under the Advisor’s discretion.

Valuation of Fund Shares

Shares of the Fund are sold on a continuous basis at NAV per share, plus any applicable sales charge, which is determined by the Fund as of the close of regular trading (generally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  The NYSE is generally closed on national holidays.  However, the NAV of the Fund may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  Purchase and redemption requests are priced at the applicable price calculated after receipt of such requests.  The NAV is determined by adding the value of the Fund’s securities, cash and other assets, subtracting all expenses and liabilities of the Fund, and then dividing by the total number of shares of the Fund outstanding.  The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.  The Fund may invest in foreign securities.  Since the exchanges on which such foreign securities trade may be open on days that the NYSE is not open, the values the Fund uses to determine its NAV may change on days that Fund shareholders may be unable to purchase or redeem Fund shares.

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The Fund’s investments are valued according to market value.  When a market quote is not readily available, the security’s value is based on “fair value” as determined by the Advisor in good faith and in accordance with procedures approved by the Board of Trustees.  When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale.  Therefore, if a shareholder purchases or redeems shares in the Fund at a time when it holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of that exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day.  If market quotations are not readily available, any security or other asset will be valued at its fair value as determined under procedures approved by the Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual value.  The intended effect of using fair value pricing procedures is to ensure that the Fund’s shares are accurately priced.

Buying Shares

Minimum Investments
The minimum initial amount of investment for purchases and exchanges with another fund in the USA Mutuals fund family for Class A shares and Class C shares is $100 for retirement accounts and $2,000 for other types of accounts.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $100.  Shareholders will be given at least thirty (30) days’ written notice of any change in the minimum amount of initial or subsequent investments.

Timing of Requests
Your share price will be the next NAV, plus any applicable sales charge, calculated after the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), receives your request in good order.  All requests received in good order before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. will be priced on the next business day.

When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:
■ The name of the Fund you are investing in;
■ The dollar amount of shares to be purchased;
■ Purchase application or investment stub; and
■ Check payable to “USA Mutuals Funds”.

Receipt of Orders
Shares may only be purchased on days the NYSE is open for business.  The Fund may authorize one or more broker-dealers to accept on their behalf purchase and redemption orders that are in good order.  In addition, these broker-dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund’s behalf.  Your order will not be accepted until the completed account application to purchase Fund shares (“Account Application”) is received and accepted by the Transfer Agent.

All Account Applications are subject to acceptance by the Fund and is not binding until so accepted.  The Fund reserves the right to reject any purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund.  A service fee, currently $25, will be deducted from a shareholder’s account for any purchases that do not clear.  The Fund and the Transfer Agent will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.

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Methods of Buying
By mail
When Class A and Class C shares become available for purchase, you will be able to purchase shares of the Fund by contacting the Fund directly.  To open an account, complete an Account Application and send it, together with your payment for the amount you wish to invest and the name of the Fund and share class you are investing in, to the appropriate address below.  Payment should be made in U.S. dollars by check drawn on a domestic financial institution, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to “USA Mutuals Funds.”  The Fund will not accept payment in cash or money orders.  To prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, traveler’s checks, credit card checks or starter checks for the purchase of shares.  The Fund is unable to accept postdated checks or any conditional order or payment.  To make additional investments once you have opened your account, write your account number on the check and send it together with the stub from the most recent confirmation statement received from the Transfer Agent to the appropriate address below.  If your check or Automated Clearing House (“ACH”) payment is returned for any reason, your purchase will be canceled, and a $25 fee will be assessed against your account by the Transfer Agent, and you may be responsible for any loss incurred by the Fund.  Please visit www.usamutuals.com for more information about how to purchase shares of the Fund.

	Regular Mail USA Mutuals Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery USA Mutuals Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By telephone
To make additional investments by telephone, you must check the appropriate box on your Account Application authorizing telephone purchases.  If you have given authorization for telephone transactions and your account has been open for at least 15 calendar days, call the Transfer Agent toll free at 1-866-264-8783 and you will be allowed to move money from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions.  For security reasons, requests by telephone will be recorded.

If you accepted telephone and internet options on your Account Application form or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.  During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail the request to the Fund at the address listed above under “By mail.”

By wire
Prior to wiring any funds, you must notify the Transfer Agent of your intent to wire, and to verify the wiring instructions to ensure proper credit when the wire is received.  Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  The Fund and U.S. Bank, N.A., the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

If you are establishing a new account by wire, contact the Transfer Agent by telephone to make arrangements with a service representative to submit your completed application via facsimile.  The representative will contact you within 24 hours of receipt of the faxed application to provide you with an account number and wiring instructions.  You should then instruct your bank to wire transfer the intended amount in federal funds to:

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U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI  53202
ABA #:  075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further Credit:       USA Mutuals, (the name of the Fund you are investing in)
(your name or the title on the account)
(your account #)

Through an Automatic Investment Plan
Once you open your account, you may purchase shares of the Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking or savings account on a monthly basis.  To be eligible for this plan, your bank must be a domestic institution that is an ACH member.  Investments in the Fund through an AIP may be made with a minimum investment of $100.  The Fund may modify or terminate the AIP at any time without notice.  The first AIP purchase will take place no earlier than 15 calendar days after the Transfer Agent has received your request.  We are unable to debit mutual fund or pass through accounts.

Through the Internet
You may purchase subsequent shares through the Fund’s website at www.usamutuals.com if you accepted telephone and internet options on your Account Application form and included a voided check or savings deposit slip.  If you accepted these options and your account has been open for at least 15 calendar days, you may access the website and you will be allowed to purchase or exchange Fund shares upon request.  Only bank accounts held at U.S. institutions that are ACH members may be used for website transactions.

Please remember that only purchases and exchanges of Fund shares are allowed on the website, and you cannot sell Fund shares through the website.

Through an authorized broker-dealer organization
You may purchase shares of the Fund through any broker-dealer organization that has been authorized by the Fund and has an agreement with the Distributor.  These broker-dealers are further authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  A purchase order is deemed received by the Fund when an authorized broker-dealer, or, if applicable, a broker-dealer’s authorized designee, receives the request in good order.  Please keep in mind that your broker-dealer may charge additional fees for its services.

Anti-Money Laundering Information
In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-866-264-8783 if you need additional assistance when completing your Account Application.

If, through reasonable measures, the Transfer Agent is unable to verify the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information allowing the Transfer Agent to verify the shareholder’s identity is received.  The Fund may also reserve the right to close the account within five business days if clarifying information or documentation is not received.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Trust, the Distributor and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund does not sell shares to any person residing in a country other than the United States of America, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.  Additionally, in its discretion, the Fund may refuse to allow someone to purchase shares based on suspicious, inappropriate or illegal activity, such as market timing (please see the section below entitled “Selling Shares – Market Timing Trading Policy” for additional information).

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Selling Shares

Methods of Selling
By mail
Send your written redemption request to the Transfer Agent at the appropriate address below.  Your request should be in good order and contain the name of the Fund you are selling, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed.  Be sure to have all shareholders sign the letter.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).  Please see the SAI for more information.

	Regular Mail USA Mutuals Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery USA Mutuals Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

Note: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

• if a change in ownership is requested;
• written requests to wire redemption proceeds (if not previously authorized on the account);
• if a change of address request has been received by the Transfer Agent within the last 15 calendar days; and
• for all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Fund and/or Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Shareholders who hold their shares through an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

By telephone
If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund), you may redeem shares in any amount, but not less than $100 and not more than $50,000, by instructing the Fund by telephone at 1-866-264-8783.  A signature guarantee may be required of all shareholders in order to qualify for or to change telephone redemption privileges.

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Note: Neither the Fund nor its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

• that you correctly state the Fund account number;
• the name in which your account is registered;
• the Social Security or tax identification number under which the account is registered; or
• the address of the account holder, as stated in the account application form.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

By wire
To redeem shares by wire to a previously designated bank account, call the Fund at 1-866-264-8783 and specify the amount of money you wish to be wired.  Your bank may charge a fee to receive wired funds.  The Transfer Agent will charge a reasonable nominal fee for outgoing wires.

Through a broker-dealer organization
If you purchased your shares through a broker-dealer or other financial organization, your redemption order may be placed through the same organization.  The organization is responsible for sending your redemption order to the Fund on a timely basis.  Please keep in mind that your broker-dealer may charge additional fees for its services.

Payment of Redemption Proceeds to You
You may redeem the Fund’s shares at a price equal to the NAV next determined after the Transfer Agent receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern Time) will usually be wired to the bank you indicate or mailed on the following day to the address of record.  You may also have your redemption proceeds sent to your predetermined bank account by electronic funds transfer through the ACH network, provided your bank is a member.  Proceeds will generally be credited to your account within two business days.  There is no charge to have your payment sent via ACH.  In all cases, proceeds will be sent within seven calendar days after the Fund receives your redemption request.

When making a redemption request, make sure your request is in good order.  “Good order” means your letter of instruction includes:
■ The name of the Fund you are investing in;
■ The dollar amount of shares to be redeemed;
■ Signatures of all registered shareholders exactly as the shares are registerd and a signature guarantee, when applicable; and
■ The account number.

If you purchase shares using a check or an ACH payment and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 15 calendar days).  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.

Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted;  (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

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Systematic Withdrawal Plan
As another convenience, you may redeem your Fund shares through the SWP.  Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  In order to participate in the SWP, your account balance must be at least $10,000 and each payment should be a minimum of $100.  If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated at any time by the Fund.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a capital gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the distributions credited to your account, the account ultimately may be depleted.

Redemption-in-Kind
The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund reserves the right to make a “redemption-in-kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.  For federal income tax purposes, redemptions-in-kind are taxed in the same manner as redemptions made in cash.

Market Timing Trading Policy
Market timing is generally defined as the excessive short-term trading of mutual fund shares that may be harmful to the Fund and its shareholders.  The Board of Trustees has adopted policies and procedures that are designed to detect and deter abusive short term trading practices in the Fund (the “Market Timing Policy”). Short-term or excessive trading into and out of the Fund may harm performance by disrupting investment strategies and by increasing expenses.  Accordingly, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from an investor who, in the Advisor’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.

The risks of market timing cannot be eliminated.  Depending on various factors (including the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, and the dollar amount, number and frequency of trades), market timing may disrupt investment strategies, increase brokerage, administrative, and other expenses and impact the Fund’s performance.  The Fund is currently using several methods to detect and deter market timing.  These methods include the use of broad authority to take discretionary action against market timers and against particular trades, selective monitoring of trade activity.

Each of these methods involves judgments that are inherently subjective, although the Fund and its service providers seek to make judgments that are consistent with shareholder interests.  Moreover, each of these methods involves some selectivity in their application.  While the Fund seeks to take action that will detect and deter market timing, the Fund cannot represent that market timing can be completely eliminated.

In particular, since the Fund receives purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Fund cannot always detect short-term or excessive trading.  However, the Fund will work with financial institutions as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the Fund at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to them from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.  However, the Advisor and the Transfer Agent will make every effort to apply these policies to all shares held by Fund investors, whether held through the Transfer Agent or through intermediaries.  The Fund’s chief compliance officer monitors enforcement of the Fund’s policies regarding market timing.

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Exchanging or Converting Shares

Exchanging Shares. Shareholders of record may exchange shares of the Fund for another USA Mutuals fund within the same class on any business day by contacting the Fund directly.  This exchange privilege may be changed or canceled by the Fund at any time upon sixty (60) days’ written notice.  Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise.  A notary public cannot guarantee signatures.  A minimum investment amount of $100 for retirement accounts and $2,000 for all other accounts is required when exchanging into either an existing account or a newly established account.  An exchange from the Fund to another fund is treated the same as an ordinary redemption and purchase for federal income tax purposes upon which you may realize a capital gain or loss depending on the length of time the shares are held, subject to certain limitations on the deductibility of losses.  This is not a tax-free exchange.  An exchange request received by the Fund prior to market close will be made at that day’s closing NAV.  In order to exercise the exchange privilege over the telephone, shareholders need to select this option on their shareholder application.

Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders.

Converting Shares. Shareholders of the Fund may elect on a voluntary basis to convert their shares in one class of the Fund into shares of a different class of the Fund, subject to satisfying the eligibility requirements for investment in the new share class.  Shares may only be converted into a share class with a lower expense ratio than the original share class.  Class C shares are only eligible for conversion if they are no longer subject to a CDSC.

An investor may directly or through his or her financial intermediary contact the Fund to request a voluntary conversion between share classes of the Fund as described above.  You may be required to provide sufficient information to establish eligibility to convert to the new share class.  All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load or other charge.  A share conversion within the same Fund will not result in a capital gain or loss for federal income tax purposes.  The Fund may change, suspend or terminate this conversion feature at any time.

Call the Fund (toll-free) at 1-866-264-8783 to learn more about exchanges and conversions of Fund shares, or to obtain a Prospectus or visit www.usamutuals.com.

General Transaction Policies

Some of the following policies are mentioned above.  In general, the Fund reserves the right to:

•	vary or waive any minimum investment requirement;
•	refuse, change, discontinue or temporarily suspend account services, including purchase, exchange or telephone redemption privileges, for any reason;
•
reject any purchase or exchange request for any reason  (generally, the Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund due to the timing of the investment or an investor’s history of excessive trading);

•
redeem all shares in your account if your balance falls below the Fund’s minimum initial investment requirement (if, within thirty (30) days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares; however, the Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV);

•	delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund; and
•	reject any purchase or redemption request that does not contain all required documentation.

Your broker-dealer or other financial organization may establish policies that differ from those of the Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your broker-dealer or other financial organization for details.

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Closure of the Fund
The Advisor retains the right to close the Fund (or partially close the Fund) to new purchases if it is determined to be in the best interest of shareholders.  Based on market and Fund conditions, the Advisor may decide to close the Fund to new investors, all investors or certain classes of investors (such as Fund supermarkets) at any time.  If the Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders that the Fund reasonably believes are from the same family or household.  If you would like to discontinue householding for your accounts, please call the Transfer Agent at 1-866-264-8783 to request individual copies of these documents.  The Transfer Agent will begin sending individual copies within thirty (30) days after receiving your request.  This policy does not apply to account statements.

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  If the Fund is unable to locate you, then it will determine whether your account can legally be considered abandoned.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  Your last known address of record determines which state has jurisdiction.

Distribution of Fund Shares

The Distributor
Quasar Distributors, LLC is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter to the Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Rule 12b-1 Plan
The Fund has adopted the Rule 12b-1 Plan under the 1940 Act.  Under the Rule 12b-1 Plan, the Fund may pay the Distributor an annual fee of up to 0.50% on Class A shares and 1.00% on Class C shares of the average daily NAV of the Fund.  However, the Board of Trustees has currently authorized an annual Rule 12b-1 fee for Class A shares of only 0.25% of the average daily net asset value of the Fund.  The fee is used to finance activities that promote the sale of shares of the Fund.  Such activities include, but are not necessarily limited to, advertising, marketing, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel.  The Rule 12b-1 Plan has the effect of increasing the expenses of the Fund from what they would otherwise be.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in the Fund and may cost you more than paying other types of sales charges.

Distributions and Taxes

Distributions

The Fund is designed to pay shareholder distributions from the Fund’s investment company taxable income and from any net capital gain the Fund has realized.  Shares will be eligible to receive distributions and will begin earning the right to distributions on the day after which the Fund receives payment and shares are issued.  The Fund makes distributions of investment company taxable income semi-annually.  Net capital gain, if any, is distributed at least once a year.  If the day of distribution falls on a weekend or holiday on which the NYSE is closed, the distribution will be made on the next succeeding business day.  All of your distributions with respect to the Fund, however, will be reinvested in additional shares of the Fund unless you provide us with a written request to receive your payments in cash.  You may change your distribution option at any time in writing or by telephone. Any such change will be effective only as to distributions for which the record date is five or more days after the Transfer Agent receives the request. If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your checks or if your checks remain uncashed for six months, your distributions may be reinvested in Fund shares at the then-current NAV.  In such case, all future distributions will automatically be reinvested in shares of the Fund.  No interest will accrue on amounts represented by uncashed distribution checks.  Distributions paid in cash or reinvested in additional shares are treated the same for federal income tax purposes.

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If the Fund’s distributions exceed its then-current and accumulated earnings and profits, all or a portion of such distributions may be treated as a return of capital to shareholders.  A return of capital will generally not be taxable, but will reduce each shareholder’s cost basis in Fund shares (but not below zero) and will result in a higher reported capital gain or lower reported capital loss when those shares on which the distributions were received are ultimately sold, exchanged or redeemed.  Any return of capital in excess of a shareholder’s basis, however, is taxable as a capital gain.

Federal Income Tax Consequences

Distributions of the Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain, and net gain from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income (for non-corporate shareholders, currently taxed at a maximum rate of 39.6%).  For non-corporate shareholders, to the extent that the Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income, such income may be subject to tax at the reduced federal income tax rates applicable to long-term capital gains, if certain holding period requirements have been satisfied by the shareholder.  For corporate shareholders, a portion of the Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the corporate shareholder meets certain holding period requirements with respect to its shares.  To the extent that the Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and cannot be offset by a shareholder’s capital losses from other investments.

Distributions of the Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain (for non-corporate shareholders, currently taxed at a maximum rate of 20%) regardless of the length of time that a shareholder has owned Fund shares.  Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referred to above.

You will be taxed in the same manner whether you receive your distributions (whether of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax of 3.8 percent.  The Medicare tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the applicable rate of tax will depend generally upon the amount paid for the shares, the amount received from the sale, exchange or redemption (including redemptions-in-kind), and how long the shares were held by a shareholder.  Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and as short-term capital gain or loss if the shares have been held for one year or less.  Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares (through reinvestment of distributions or otherwise) within thirty days before or after selling, exchanging or redeeming other Fund shares at a loss, all or part of your loss will not be deductible and will instead increase the basis of the new shares.

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The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012, when such shareholders subsequently sell, exchange or redeem those shares.  The Fund will determine cost basis using the average cost method unless you elect in writing (and not over the telephone) any alternate IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

The federal income tax status of all distributions made by the Fund for the preceding year will be annually reported to all shareholders.  Distributions made by the Fund may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of tax laws and the effect of such laws on you.  There may be other federal, state, foreign, or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

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Financial Highlights

Because Class A shares and Class C shares have not commenced operations, there are no financial highlights available at this time.

The financial highlights tables below are based on the financial history of the Investor Class shares of the Fund and are intended to help you understand the financial performance of the Fund for the past five years.  Certain information reflects the financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of Fund distributions).  The information has been audited by the Fund’s independent registered public accounting firm, Cohen Fund Audit Services, Ltd., whose report, along with the financial statements of the Fund, is included in the Fund’s annual report to shareholders.  Please call 1-866-264-8783 for a free copy of the annual report.

The table below sets forth per share data for a share outstanding of the Fund throughout each year presented.

	Year Ended March 31,
	2015		2014		2013	2012	2011
Net Asset Value, Beginning of Year	$8.97		$8.18		$7.36	$7.79	$6.85
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(1)	(0.00	)(1)(2)	0.07 (1)	0.03 (1)	0.00	(1)(2)
Net realized and unrealized gain (loss) on investments	(0.86)		0.86		0.79	(0.46)	0.94
Total from investment operations	(0.88)		0.86		0.86	(0.43)	0.94

Less distributions paid:
From net investment income	—		(0.07)		(0.04)	—	—

Paid-in capital from redemption fees(2)	0.00		0.00		0.00	0.00	0.00

Net Asset Value, End of Year	$8.09		$8.97		$8.18	$7.36	$7.79

Total Return	(9.81)%		10.57%		11.76%	(5.52)%	13.72%

Supplemental Data and Ratios:
Net assets at end of year (000’s)	$9,743		$13,426		$13,995	$14,136	$20,062
Ratio of expenses to average net assets:(3)
Before waiver and expense reimbursement	2.53%		2.32%		2.51%	2.30%	2.00%
After waiver and expense reimbursement(4)	1.75%		1.75%		1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets(3)
Before waiver and expense reimbursement	(0.94)%		(0.63)%		0.06%	(0.17)%	(0.27)%
After waiver and expense reimbursement(4)	(0.16)%		(0.06)%		0.82%	0.38%	(0.02)%
Portfolio turnover rate	132.21%		391.70%		34.28%	127.99%	82.62%

(1)	Per share net investment income (loss) was calculated prior to tax adjustments.
(2)	Less than one cent per share.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.75% of average net assets of the Fund.

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Investment Advisor
USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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For More Information

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of the SAI and the annual and semi-annual reports, request other information, or make general inquiries about the Fund on the Fund’s website at www.usamutuals.com, by calling the Fund (toll-free) at 1-866-264-8783, or by writing to:

USA Mutuals Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC Public Reference Room and review and copy documents while you are there.  For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520
publicinfo@sec.gov
1-202-551-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov.

1940 Act File No. 811-10319

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USA Mutuals

Statement of Additional Information

USA Mutuals Barrier Fund
Institutional Class Shares (VICVX)
Investor Class Shares (VICEX)
Class A Shares (VICAX)
Class C Shares (VICCX)
USA Mutuals Generation Wave Growth Fund
Investor Class Shares (GWGFX)
Class A Shares (not currently offered)
Class C Shares (not currently offered)
USA Mutuals Takeover Targets Fund
Institutional Class Shares (TOTIX)
Investor Class Shares (TOTNX)
Class A Shares (TOTAX)
Class C Shares (TOTCX)

Dated July 29, 2015

This Statement of Additional Information (“SAI”) provides general information about the USA Mutuals Barrier Fund (the “Barrier Fund”), the USA Mutuals Generation Wave Growth Fund (the “Generation Wave Growth Fund”) and the USA Mutuals Takeover Targets Fund (the “Takeover Targets Fund”) (each, a “Fund,” and collectively, the “Funds”), each a series of USA Mutuals.  This SAI is not a prospectus and should be read in conjunction with each Fund’s current Prospectus(es) dated July 29, 2015, as supplemented and amended from time to time, which are incorporated herein by reference.  A copy of each Prospectus may be obtained without charge by calling the Funds at 1-866-264-8783 or visiting www.usamutuals.com.

You should rely only on the information contained in this SAI and each Prospectus dated July 29, 2015.  USA Mutuals has not authorized others to provide additional information.  This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.  The Barrier Fund’s and Generation Wave Growth Fund’s audited financial statements and notes thereto for the fiscal year ended March 31, 2015 are incorporated herein by reference to the Barrier Fund’s and Generation Wave Growth Fund’s 2015 annual report.  A copy of the annual report may be obtained without charge by calling the Funds at 1-866-264-8783 or visiting www.usamutuals.com.  The Takeover Targets Fund had not commenced operations prior to the fiscal year ended, March 31, 2015, and is not included in the annual report.

Phone:  1-866-264-8783 Series of USA Mutuals
Web:  www.usamutuals.com

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TABLE OF CONTENTS
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Table of Contents - Statement of Additional Information (SAI)

ORGANIZATION OF THE TRUST AND THE FUNDS
USA Mutuals (the “Trust”) is an open-end management investment company, or mutual fund, organized as a Delaware statutory trust on March 20, 2001.  The Trust’s Declaration of Trust permits the Trust to offer separate series of units of beneficial interest and separate classes.  The Barrier Fund is currently authorized to offer Institutional Class, Class A, Class C and Investor Class shares.  The Generation Wave Growth Fund is currently authorized to offer Class A, Class C and Investor Class shares.  While the Generation Wave Growth Fund’s Class A and Class C shares became effective during the year ended March 31, 2012, only Investor Class shares have been offered and issued to date.  The Takeover Targets Fund is currently authorized to offer Institutional Class, Class A, Class C and Investor Class shares.  The Trust may start more series and offer shares of a new fund or share class under the Trust at any time.  Effective July 29, 2014, the Barrier Fund’s name changed from Vice Fund to Barrier Fund.

The Trust is authorized to issue an unlimited number of interests (or shares) at $0.001 par value.  Shares of each series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the series or class of shares except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matter affects only the interest of a particular series or class of shares.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class.  The Trust does not normally hold annual meetings of shareholders.  The Board of Trustees of the Trust (the “Board of Trustees”) shall promptly call and give notice of a special meeting of shareholders upon the written request of shareholders owning 10% or more of a Fund’s outstanding shares, as required under Delaware law.  The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has adopted a multiple class plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each share class of the Funds.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board of Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Board of Trustees has the authority from time to time to divide or combine the shares of a Fund into a greater or lesser number of shares of such Fund so long as the proportionate beneficial interests in the assets belonging to the Fund and the rights of shares of any other fund are in no way affected.  In the case of any liquidation of a Fund, the holders of shares of such Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund.  Expenses attributable to any series or class are borne by that series or class.  Any general assets, liabilities and expenses of the Trust not readily identifiable as belonging to a particular series or class are allocated to one or more series of the Trust by or under the direction of the Board of Trustees in accordance with the Trust’s Bylaws.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of a Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.  In the event of the dissolution or liquidation of a Fund, the holders of shares of such Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

USA Mutuals Advisors, Inc. (the “Advisor”) serves as the investment advisor to the Funds.

Description of the Funds
The Barrier Fund is an open-end, diversified investment company, or mutual fund.  The Generation Wave Growth Fund is an open-end, non-diversified investment company, or mutual fund.  The Takeover Targets Fund is an open-end, diversified investment company, or mutual fund.

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The Barrier Fund has an investment objective of long-term growth of capital.  The Barrier Fund seeks to achieve its investment objective by investing primarily in equity securities of companies within industries that are likely to grow, in terms of revenue and earnings, independently of economic cycles.  The Barrier Fund seeks economically independent growth by investing in companies that are involved in the tobacco, gaming, alcoholic beverages and defense/aerospace industries.

The Generation Wave Growth Fund has an investment objective of capital appreciation over the long term with low volatility and low correlation to the equity markets.  The Generation Wave Growth Fund pursues its investment objective by investing in multiple alternative investment strategies.  The strategies employed by the Generation Wave Growth Fund include Long/Short Equity Strategy, Relative Value-Long/Short Debt Strategy, Equity Option Strategy, Tactical Allocation strategy and Real Assets/Commodity Strategy.

The Takeover Targets Fund has an investment objective of capital appreciation.  The Fund seeks to achieve its investment objective by selecting equity securities of companies the Advisor has identified as having characteristics that make them attractive takeover candidates.  In selecting these securities, the Advisor uses its historical research models to predict future mergers and acquisitions, which may lead to a material impact on returns from acquisition premiums.

INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS
The following discussion supplements the description of the Funds’ investment objectives and strategies set forth in the Prospectus.  Except for the fundamental investment limitations listed below (see “Fundamental Investment Limitations” in this SAI), the Funds’ investment objectives, investment strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees without shareholder approval.  While the Funds are permitted to hold securities and engage in various strategies as described hereafter, they are not obligated to do so.

Whenever an investment policy or investment restriction states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with a Fund’s investment policies and investment restrictions set forth herein or in the Prospectus.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, a Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Equity Securities
Each Fund may invest in equity securities consistent with its investment objective and strategies.  An equity security, or stock, represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  Equity securities, such as common stocks, represent shares of ownership of a corporation.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  Please see “Debt Securities,” below.

To the extent the Funds invest in the equity securities of small or medium-size companies, the Funds will be exposed to the risks of smaller sized companies.  Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, those companies often have limited product lines, services, markets or financial resources, or are dependent on a small management group.  In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions can decrease the value and liquidity of securities held by a Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

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Other Investment Companies and Exchange-Traded Funds (“ETFs”)
Each Fund may invest in shares of other investment companies, which may include ETFs and money market mutual funds in addition to other mutual funds.  A Fund’s investments in money market mutual funds may be used for cash management purposes, for temporary defensive purposes, and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  An ETF, a type of investment company that trades like common stock on an exchange, usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.

The Funds limit their investments in securities issued by other investment companies in accordance with the 1940 Act.  This limitation may prevent the Funds from allocating their investments in the manner the Advisor considers optimal.  Section 12(d)(1) of the 1940 Act precludes each Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1.50%.

If a Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.  In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) is not required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than 30 days.

As a shareholder of another investment company, the Funds bear, along with other shareholders, a pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Funds’ shareholders.  These expenses will be in addition to the advisory and other expenses that the Funds bear directly in connection with their own operations.

Exchange-Traded Funds
An investment in an ETF generally presents the same primary risk as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies and policies.  The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Additionally, ETFs have management fees, which increase their cost.

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Exchange Traded Notes (“ETNs”) – Generation Wave Growth Fund
The Fund may invest in ETNs.  An ETN is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because ETN returns are typically based upon the performance of a market index.  ETNs are publically traded on a U.S. securities exchange.  An ETN incurs certain expenses not incurred by its applicable index, and an investment in an ETN will bear its proportionate share of any fees and expenses borne by the ETN.  The market value of an ETN share may differ from its net asset value (“NAV”); the share may trade at a premium or discount to its NAV, which may be due to, among other things, differences in the supply and demand in the market for the share.  Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected.  ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.

Debt Securities
Each Fund may invest in debt securities, including debt securities convertible into common stock consistent with its investment objective and strategies.  Debt securities purchased by the Funds may consist of obligations of any rating.  Debt securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of issuers of the securities to make principal and interest payments than would occur with securities rated in higher categories.  Securities referred to as “high-risk” securities generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer’s capacity to pay interest and repay principal over a long period of time.  The Funds may invest in high yield debt securities or “junk bonds” that are considered high risk.  Special tax considerations are associated with investing in high-yield securities structures such as zero coupon or “pay-in-kind” securities.  A Fund will report the accrued interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk.  Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.  Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

The payment of principal and interest on most debt securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations.  An issuer’s obligations under its debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

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The ratings of Standard & Poor’s Ratings Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and other nationally recognized rating agencies represent their opinions as to the quality of debt securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.  For a more detailed description of credit ratings, please see Appendix A.

Municipal Securities
Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these (“Municipal Securities”).  Although a Fund may earn income on its investments in municipal securities, it will not be able to make tax-exempt distributions unless at least 50% of the value of the Fund’s total assets at the close of each quarter of its taxable year consists of qualifying Municipal Securities.

Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets and water and sewer works.  They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and facilities.  Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations.  The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are “general obligation” and “revenue” bonds.  General obligation bonds are secured by the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest.  Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue.  Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority.  Industrial development bonds are typically classified as revenue bonds.

Municipal Securities in which the Funds may invest include, but are not limited to, the following: industrial development bonds; municipal notes and bonds; serial notes and bonds sold with a series of maturity dates; tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future; pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded bonds are assured through the first call date by the deposit in escrow of U.S. Government securities); and general obligation bonds secured by a municipality’s pledge of taxation.  There are no restrictions on the maturity of Municipal Securities in which the Funds may invest.  The Funds will seek to invest in Municipal Securities of such maturities as the Advisor believes will produce current income consistent with prudent investment and the applicable Fund’s investment objective.

The Funds may also purchase some Municipal Securities with variable interest rates.  Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate.  Variable interest rates are adjusted on a periodic basis (e.g., every 30 days).  Many variable rate Municipal Securities are subject to payment of principal on demand, usually in not more than seven days.  If a variable rate municipal security does not have this demand feature, or the demand feature extends beyond seven days and the Advisor believes the security cannot be sold within seven days, the Advisor may consider the security to be illiquid.  Variable interest rates generally reduce changes in the value of Municipal Securities from their original purchase prices.  Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate Municipal Securities than for fixed rate obligations.  The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests or a guarantor of either issuer.

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Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the money market and the taxable and Municipal Securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue.  The ability of a Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting states or municipalities could affect a Fund’s portfolio.

U.S. Government and Agency Obligations
The Funds may invest in various types of U.S. Government obligations.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.  U.S. Treasury obligations differ mainly in the length of their maturity.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  See also “Mortgage-Backed and Asset-Backed Securities,” below.  In addition, U.S. Government obligations are subject to fluctuations in value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Mortgage-Backed and Asset-Backed Securities
Residential and commercial mortgage-backed as well as other asset-backed securities (collectively called “asset-backed securities”) are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks.  These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments.  The average life of a mortgage-backed instrument may be substantially less than the original maturity of the mortgages underlying the securities as the result of scheduled principal payments and mortgage prepayments.  The rate of such mortgage prepayments, and hence the life of the certificates, will be a function of current market rates and current conditions in the relevant housing and commercial markets.  In periods of falling interest rates, the rate of mortgage prepayments tends to increase.  During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid.  As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than non-callable bonds with comparable maturities.  In calculating the average-weighted maturity of a Fund, the maturity of asset-backed securities will be based on estimates of average life.  There can be no assurance that these estimates will be accurate.

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There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue.  Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States.  GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development.  GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.  Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are solely the obligations of FNMA and are generally not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.  FNMA is a government-sponsored organization owned entirely by private stockholders.  Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.  Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”).  FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress.  Freddie Macs are generally not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC.  FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

In September 2008, due to the value of FNMA’s and FHLMC’s securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency at the direction of the U.S. Department of Treasury.  The U.S. Government also took steps to provide additional financial support to FNMA and FHLMC.  No assurance can be given that the U.S. Treasury initiatives will be successful.  The Dodd-Frank Wall Street Reform and Consumer Protection Act required the Secretary of the Treasury to conduct a study and develop recommendations regarding the options for ending the conservatorships.  The study and recommendations have been submitted to Congress.

Mortgage-backed securities such as collateralized mortgage obligations (“CMOs”) may also be purchased.  There are several types of mortgage-backed securities which provide the holder with a pro rata interest in the underlying mortgages, and CMOs which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities.  CMOs are issued in multiple classes and their relative payment rights may be structured in many ways.  In many cases, however, payments of principal are applied to the CMO classes in order of their respective maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier maturity date are paid in full.  The classes may include accrual certificates (also known as “Z-Bonds”), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities.  They may also include planned amortization classes (“PACs”) which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes.  Investments in CMO certificates can expose a fund to greater volatility and interest rate risk than other types of mortgage-backed obligations.  Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.

The yield characteristics of asset-backed securities differ from traditional debt securities.  A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e. loans) generally may be prepaid at any time.  As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.  Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity.  Moreover, asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e. credit card and automobile loan receivables as opposed to real estate mortgages).  For example, credit card receivables are generally unsecured and may require the repossession of personal property upon the default of the debtor, which may be difficult or impracticable in some cases.

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Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments.  Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing, or liquidating such securities.

In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans.  Like other fixed-income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

Non-mortgage asset-backed securities do not have the benefit of the same security in the collateral as mortgage-backed securities.  Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards.  Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations.  If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables.  In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Diversification of Investments – Barrier Fund and Takeover Targets Fund
The Funds are diversified under the 1940 Act.  Under applicable federal laws, to qualify as a diversified fund, each Fund, with respect to 75% of its total assets, may not invest more than 5% of its total assets in any one issuer and may not hold more than 10% of the securities of one issuer.  The remaining 25% of a Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws.  The diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Because each Fund is diversified, the Fund is less subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

Non-Diversification of Investments – Generation Wave Growth Fund
The Fund is non-diversified under the 1940 Act.  This means that under the 1940 Act, there is no restriction as to how much the Fund may invest in the securities of any one issuer.  However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code.  Pursuant to these requirements, at the end of each taxable quarter, the Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) of more than 25% of the value of the Fund’s total assets.  In addition, the Fund, with respect to at least 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of the value of the Fund’s total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer.  As a non-diversified investment company, the Fund may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issuers.

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Borrowings
The Funds may borrow funds to meet redemptions, for other emergency purposes or to increase their portfolio holdings of securities.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The 1940 Act requires the Funds to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This allows a Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings).  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of a Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders will be reduced.  The Funds also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by the Funds creates an opportunity for increased net income, but at the same time, creates special risk considerations.  For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the value of a Fund’s portfolio.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund’s net income will be greater than if borrowing were not used.

Securities Lending
Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The value of the loaned securities may not exceed one-third of a Fund’s total assets, including the collateral received to secure the securities loan and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  The Funds may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.  Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.  However, such payments of accrued income will not constitute qualified dividend income and will be taxable as ordinary income.  While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Restricted and Illiquid Securities
Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

Table of Contents - Statement of Additional Information (SAI)

Securities of Foreign Issuers
Each Fund may invest in securities of foreign issuers.  Investments in the securities of foreign issuers involve special risks that differ from those associated with investments in domestic securities.  The risks associated with investments in the securities of foreign issuers relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers.  These risks may include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on income earned on foreign securities, withholding taxes (generally nonrefundable) imposed by the United States on payments to certain foreign entities, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments.

In addition, there are restrictions on foreign investments in other jurisdictions, and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad.  Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity.  Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Furthermore, investing in foreign securities can carry higher returns and risks than those associated with domestic investments.  Foreign securities may be denominated in foreign currencies.  Therefore, the value in U.S. dollars of a Fund’s net assets and income may be affected by changes in exchange rates and regulations.

The internal politics of certain foreign countries may not be as stable as that of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation, or economic recessions or slowdowns of those partners could have a significant adverse effect upon the securities markets of such countries.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities held by a Fund, denominated in that currency.  Furthermore, the interest and dividends payable on certain foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to a Fund and that may ultimately be available for distribution.

Other differences between investing in foreign companies and in U.S. domiciled companies include:

•	information is less publicly available;
•	there is a lack of uniform financial accounting standards applicable to foreign companies;
•	market quotations are less readily available;
•	there are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks;
•	there is generally a lower foreign securities market volume;
•	it is likely that foreign securities may be less liquid and/or more volatile;
•	there are generally higher foreign brokerage commissions;
•	there may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems; and
•	the mail service between countries may be unreliable.

Table of Contents - Statement of Additional Information (SAI)

Emerging Market Countries – Generation Wave Growth Fund and Takeover Targets Fund
The Funds may also invest in emerging market countries or developing countries.  Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital.  Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund.  For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.  Furthermore, some of the currencies in emerging markets have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector.  In some countries, the government owns or controls many companies, including the largest in the country.  As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a Fund’s portfolio and the value of its securities.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Derivatives
Buying Call and Put Options.  The Funds may invest in call and put options as part of their overall portfolio management strategies.  Call and put options may be entered into in order to limit the risk of a substantial increase in the market price of the security that a Fund intends to purchase.  Prior to its expiration, a call option may be sold in a closing sale transaction.  Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.  By buying a put, a Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the value of the security until the put expires.  The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost.  Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing (Selling) Call and Put Options. The Funds have the ability to write covered options on equity and debt securities and indices.  This means that a Fund will, through its custodian, deposit and maintain either cash or securities with a value equal to or greater than the exercise price of the option.

Covered call options give the holder the right to buy the underlying securities from a Fund at a stated exercise price.  A call option written by a Fund is “covered” if the Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.  A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade debt securities in a segregated account with its custodian bank.  The Funds may purchase securities that may be covered with call options solely on the basis of considerations consistent with the investment objective and policies of the applicable Fund.  A Fund’s turnover may increase through the exercise of a call option.  This will generally occur if the value of a “covered” security increases, and a Fund has not entered into a closing purchase transaction.

As a writer of an option, a Fund receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the value of the security exceeding the call option price.  The premium serves to mitigate the effect of any depreciation in the value of the security.  The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand and the interest rates.

Table of Contents - Statement of Additional Information (SAI)

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation.  Exercise of a call option by the purchaser will cause a Fund to forego future appreciation of the securities covered by the option.  Whether or not an option expires unexercised, the writer retains the amount of the premium.  This amount may, in the case of a covered call option, be offset by a decline in the value of the underlying security during the option period.  If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.  Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the value of the underlying security or currency above the exercise price.  It retains the risk of the loss should the price of the underlying security or foreign currency decline.  Writing call options also involves risks relating to a Fund’s ability to close out the option it has written.

Call options may be written on portfolio securities, indices or foreign currencies.  With respect to securities and foreign currencies, the Funds may write call and put options on an exchange or over-the-counter.  Call options on portfolio securities will be covered since the Funds will own the underlying securities.  Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be “covered” by identifying the specific portfolio securities being hedged.  Options on foreign currencies will be covered by securities denominated in that currency.  Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index or foreign currency at the exercise price at any time during the option period.  When a Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.  However, a Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period.  If the price of the underlying security falls below the exercise price, a Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.  Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price.  A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price.  However, the writer of the put option has retained the opportunity for an appreciated price above the exercise price should the market price of the underlying security or foreign currency increase.  Writing put options also involves risks relating to a Fund’s ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a “closing purchase transaction” by buying an option on the same securities as the option previously written.  The effect of the purchase is that the clearing corporation will cancel the writer’s position.  However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.  There is also no guarantee that a Fund will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with a different exercise price, expiration date or both.  Effecting a closing purchase transaction will also permit a Fund to use cash or proceeds from the investments.  If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

Table of Contents - Statement of Additional Information (SAI)

A Fund will realize profits from closing purchase transactions if the price of the transaction is less than the premium received from writing the option.  Likewise, a Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security.

Writing Over-the-Counter (“OTC”) Options.  The Funds have the ability to engage in options transactions that trade on the OTC market to the same extent that they intends to engage in exchange traded options.  Just as with exchange traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price.  However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done by reference to information obtained from market makers.  Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction.  There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time.  Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option.  If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised.  Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so.  Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer.  Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

Futures Contracts.  The Funds have the ability to buy and sell stock index futures contracts traded on domestic futures exchanges to hedge the value of their portfolio against changes in market conditions.  A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases the Funds expect to liquidate their stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

The Funds will incur brokerage fees when they purchases and sells stock index futures contracts, and at the time a Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin.”  Thereafter, a Fund may need to make subsequent deposits, known as “variation margin,” to reflect changes in the level of the stock index.

The Funds may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such non-hedging positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act (the “CEA”) and regulations of the Commodity Futures Trading Commission (“CFTC”)), do not exceed 5% of the liquidation value of a Fund, or if the aggregate net notional value of a Fund’s commodity positions does not exceed 100% of the liquidation value of the Fund.

Table of Contents - Statement of Additional Information (SAI)

Risks Associated With Options and Futures. Although the Funds may write covered call options and purchase and sell stock index futures contracts to hedge against declines in the value of their portfolio securities, the use of these instruments involves certain risks.  As the writer of covered call options, a Fund receives a premium but loses any opportunity to profit from an increase in the market price if the underlying securities appreciate, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of a Fund’s investment securities, they are derivative instruments that are subject to a number of risks.  During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Fund’s investments.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the value of a Fund’s investment securities may differ substantially from the changes anticipated by the Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Fund’s initial investment in such a contract.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions.  These trading and positions limits will not have an adverse impact on the Funds’ strategies for hedging their securities.

Often, futures purchased or sold by the Funds will be traded on foreign securities exchanges.  Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade.  Neither the National Futures Association (“NFA”) nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law.  This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market.  Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the CFTC regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange.  The Funds’ investments in foreign futures or foreign options transactions may not be provided the same protections as transactions on United States futures exchanges.  In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

As of the date of this SAI, the Advisor is not deemed to be a commodity pool operator with respect to its service as an investment advisor to the Funds.  However, the CFTC has adopted certain rule amendments that significantly affect the exemptions available to the Funds, and may subject the Funds, as well as the Advisor to regulation by the CFTC.

Commodity Pool Operator Exclusion
The Advisor currently intends to operate the Funds in compliance with the requirements of Rule 4.5 of the CFTC regulations under the CEA.  As a result, the Funds are not deemed to be a “commodity pool” under the CEA and will be limited in their ability to use futures and options on futures or commodities or engage in swap transactions for other than bona fide hedging purposes.  Provided the Funds operate within the limits of Rule 4.5, the Advisor will be excluded from registration with and regulation under the CEA and the Advisor will not be deemed to be a “commodity pool operator” with respect to the operations of the Funds.  If the Funds were no longer able to claim the exclusion, the Funds and the Advisor, to the extent trading in commodity interests, would be subject to regulation under the CEA.

Table of Contents - Statement of Additional Information (SAI)

To the extent the Advisor can no longer rely on the Rule 4.5 exclusion, the impact on the Funds of CFTC requirements is uncertain. CFTC-mandated disclosure, reporting and recordkeeping obligations will apply with respect to the Funds although the SEC and CFTC have adopted rules to “harmonize” these obligations with respect to overlapping regulations.  The effects of these regulatory changes could reduce investment returns or limit the Funds’ ability to implement their investment strategies.  Investors in the Funds and their financial advisers should consider whether the Funds’ potential status as “commodity pools” impacts their operations or status under the CEA in deciding whether to invest in the Funds.

Swap Agreements – Generation Wave Growth Fund and Takeover Targets Fund
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets.  Accordingly, if a swap is entered into on a net basis and, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with a Fund’s custodian that satisfies the 1940 Act.  A Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations.  A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy.  A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

A Fund may enter into a swap agreement in circumstances where the Advisor believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities.  The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer.  The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks.  A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

Table of Contents - Statement of Additional Information (SAI)

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.  The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.  The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

When-Issued Purchases, Delayed Delivery and Forward Commitments
The Funds may purchase or sell particular securities with payment and delivery taking place at a later date.  The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place.  When a Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid high grade debt securities equal to the amount of the commitment in a segregated account.  Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments.  It may be expected that the value of a Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.  In addition, when a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities.  A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.  When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets.  Fluctuations in the value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment remains in effect.

Short Sales
Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the value of the securities.  A Fund must borrow the security to deliver it to the buyer.  A Fund is then obligated to replace the security borrowed at the market price at the time of replacement.  Until the security is replaced, a Fund is required to pay the lender any dividends or interest that accrues on the security during the loan period.  To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.  To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out.  The Advisor anticipates that the frequency of short sales will vary substantially under different market conditions.

Short sales involve selling a security that a Fund borrows and does not own.  The Funds may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations.  At the time of a short sale, a Fund will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period.  The value of the liquid assets will be marked to market daily. The Funds may engage in short sales if the Advisor anticipates that the security’s market purchase price will be less than its borrowing price.  Short sales carry significant risk, including the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since a Fund must pay more for the security than it has received from the purchaser in the short sale.

Table of Contents - Statement of Additional Information (SAI)

Warrants
The Funds have the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time.  Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them.  Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price level of the underlying security.

Stripped Securities – Generation Wave Growth Fund and Takeover Targets Fund
The Funds may invest in investment companies that have the ability to purchase participations in trusts that hold U.S. Treasury and agency securities (such as Treasury Investment Growth Receipts and Certificates of Accrual on Treasury Securities) and also may purchase Treasury receipts and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments of U.S. Government obligations.  These participations are issued at a discount to their “face value,” and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Repurchase Agreements
The Funds may have a portion of their net assets in cash or cash equivalents for a variety of reasons, including waiting for a suitable investment opportunity or taking a defensive position.  To earn income on this portion of its net assets, a Fund may enter into repurchase agreements.  Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. Government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price.  The bank or broker-dealer must transfer to a Fund’s custodian securities with an initial value of at least 100% of the dollar amount invested by a Fund in each repurchase agreement.  The Advisor will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund’s ability to sell the underlying securities.  The Funds will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e. banks or broker-dealers that the Advisor believes present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Funds may also enter into reverse repurchase agreements.  Under a reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date and interest payment.  A Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the Fund’s obligation under the agreement, including accrued interest, in a segregated account with the Fund’s custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily.

The use of repurchase agreements by a Fund involves certain risks.  For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by a Fund not within the control of the Fund, and therefore the realization by the Fund on the collateral may be automatically stayed.  Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

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Commodities – Generation Wave Growth Fund and Takeover Targets Fund
Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities.  The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, and tariffs. The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to actors such as changes in value, supply and demand, and governmental regulatory policies.  To qualify as a regulated investment company under Subchapter M of the Code, at least 90% of a Fund’s gross income for each taxable year must be derived from certain qualified sources.  Income derived from direct investments in many commodities investments generally will not constitute qualified income for purposes of meeting this 90% test.  However, income derived from certain indirect investments in commodities, such as investments in certain ETFs and ETNs, may constitute qualified income for purposes of meeting this 90% test.  If the Funds invest in commodities or other investments that produce non-qualifying income, there can be no assurance that a Fund will satisfy all requirements to be treated as a regulated investment company.

Sector/Industry Concentration – Generation Wave Growth Fund and Barrier Fund
The Barrier Fund will concentrate at least 25% of its net assets in a group of barrier to entry industries (but no more than 80% of its net assets in any single industry) that includes the alcoholic beverages, tobacco, gaming and defense/aerospace industries, as identified in the Barrier Fund’s Prospectus.  The Generation Wave Growth Fund has the ability to invest up to 80% of its net assets in a single industry.  However, the Generation Wave Growth Fund does not currently concentrate its assets in any particular industry or group of industries and will provide sixty (60) days’ notice to shareholders prior to implementation of any investment strategy that would concentrate the Fund’s net assets in a particular industry or group of industries.

To the extent that the Barrier Fund concentrates its investments in an industry or sector, it may be subject to the risks affecting that sector or industry, including the risk that the securities of companies within that one sector or industry will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector or industry, more than would a more broadly diversified fund.  The following alphabetical list includes descriptions about the sectors or industries in which the Barrier Fund may invest.

Alcoholic Beverages and Tobacco Industries: Companies that manufacture, wholesale or retail non-durable goods such as alcoholic beverage and tobacco products.  To the extent that the Barrier Fund’s investments are concentrated in issuers conducting business in the same economic sector, the Barrier Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of consumer products companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

There is substantial litigation related to tobacco products in the United States and certain foreign jurisdictions, and damages claimed in some of the tobacco-related litigation range into the billions of dollars. The present litigation environment is substantially uncertain, and it is possible that companies with exposure to the tobacco industries could be materially affected by an unfavorable outcome of pending litigation.  The tobacco industry faces significant governmental action aimed at reducing the incidence of smoking and seeking to hold tobacco companies responsible for the adverse health effects associated with both smoking and exposure to environmental tobacco smoke. Governmental actions, combined with the diminishing social acceptance of smoking and private actions to restrict smoking, have resulted in reduced industry volume and may affect the performance of companies in the tobacco industry.

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The success of alcoholic beverage companies depends on satisfying consumer tastes and preferences. Consumer preferences can change in unpredictable ways, and consumers may begin to prefer the products of competitors. In order to respond to changes in consumer preferences, alcoholic beverage companies may need to increase and enhance the marketing of existing products, change the pricing of existing products or introduce new products and services. Each response might affect financial results.  In addition, brewers and distilled spirits manufacturers have been sued in several courts regarding advertising practices and underage consumption, and are subject to extensive regulation at the federal, state and local levels.  Compliance with these laws and regulations can be costly.

Defense/Aerospace Industry:  Companies engaged in the development, manufacture or sale of aerospace equipment and defense weapons.  Aerospace equipment may include companies involved in the development of gas turbine engines, multi-band filter and power amplifiers for airborne applications, aircraft electrical power distribution systems, airborne laser mine detection, helicopters, air-launched theater missile defense, unmanned aerial vehicles (UAV) and flight simulators.

Risk factors or challenges that face the industry include the fact that procurement cycles can be as long as ten years and the rate of growth in defense spending may soon slow down.  Some defense contractors are trading at discounts due to their exposure to aircraft and automobile manufacturing while many others face enormous underfunded pensions.  Finally, significant defense budget reductions internationally are shrinking the export opportunities for American defense companies.

Gaming Industry:  Companies in the gaming, casino and related industries are highly regulated, and state and Federal legislative changes can significantly impact the profitability of companies in those industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities of gaming-related companies may react similarly to, and move in unison with, one another. The gaming industry may also be negatively affected by changes in economic conditions as well as changes in consumer tastes.

Temporary Investments
Under normal market conditions, each Fund will stay fully invested according to its principal investment strategies as noted above.  A Fund, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in a Fund not achieving its investment objectives during that period.

For longer periods of time, a Fund may hold a substantial cash position.  If the market advances during periods when a Fund is holding a large cash position, such Fund may not participate to the extent it would have if the Fund had been more fully invested.  To the extent that a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Portfolio Turnover
Each Fund is actively managed and has no restrictions upon portfolio turnover.  A 100% annual portfolio turnover rate would be achieved if each security in a Fund’s portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year.  Trading also may result in realization of taxable capital gains that would not otherwise be realized, thereby increasing the amount of distributions taxable to shareholders, some of which may be short-term capital gain taxable to shareholders at ordinary income rates.  The following are the portfolio turnover rates for the Funds for the fiscal years ended March 31, 2015 and 2014:

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Portfolio Turnover Rate For the Fiscal Years Ended March 31,
	2015	2014
Barrier Fund	77.77%(1)	166.95%
Generation Wave Growth Fund	132.21%(2)	391.70%
Takeover Targets Fund(3)	N/A	N/A
(1)	The Barrier Fund’s portfolio turnover decreased in the fiscal year ended March 31, 2015 due to higher than normal trading activity in the previous fiscal year.
(2)	The Generation Wave Growth Fund’s portfolio turnover decreased in the fiscal year ended March 31, 2015 due to a change in the Fund’s investment strategy from the previous fiscal year.
(3)	The Takeover Targets Fund commenced operations on May 5, 2015.

Investment Limitations
The Funds have adopted the following fundamental investment limitations.  The following restrictions for a Fund may only be changed if the change is approved by holders of a majority of the Fund’s outstanding voting securities.  As used in this SAI, “a majority of the Fund’s outstanding voting securities” means (i) more than 50% of a Fund’s outstanding voting shares or (ii) 67% or more of a Fund’s voting shares present at a shareholder meeting if more than 50% of the Fund’s outstanding voting shares are represented at the meeting in person or by proxy, whichever is less.

Each Fund may not:

1.
Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests therein, except that the Fund may purchase securities issued by issuers, including real estate investment trusts, that invest in real estate or interests therein.

2.
Make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be loaned to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities; (iv) loan money to other USA Mutuals Funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

3.	Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

4.
Issue senior securities to the Fund’s presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, loans, mortgages or pledges, (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

5.
Borrow money in an amount exceeding 33 1/3% of the value of the Fund’s total assets, provided that the Fund may borrow money from other USA Mutuals Funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

6.	Invest in other investment companies except as permitted by the 1940 Act.

7.
Purchase or sell commodities unless acquired as a result of ownership of other securities or other instruments, except as permitted by the 1940 Act (but this shall not prevent a Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by commodities).

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Separately, the Barrier Fund and Generation Wave Growth Fund may not:

8.
Concentrate its investments in any one industry or sector if, as a result, more than 80% of the Fund’s net assets will be invested in such industry or sector.  This restriction, however, does not prohibit the Fund from investing in obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities.  The Fund has adopted policies of concentrating in securities issued by companies within a wide range of industries and sectors consisting of all categories, the selection of which will vary at any given time.  The Barrier Fund will concentrate at least 25% of its net assets in a group of industries (but no more than 80% in any single industry) that includes the alcoholic beverages, tobacco, gaming and defense/aerospace industries, as identified in the Barrier Fund’s Prospectus.

Separately, the Takeover Targets Fund may not:

9.
Invest in the securities of any one industry if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry, except that the foregoing does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

PORTFOLIO HOLDINGS INFORMATION
The Advisor and the Trust, on behalf of the Funds, have adopted portfolio holdings disclosure policies.  These policies govern the timing and circumstances of disclosure to shareholders and third parties about the Funds’ portfolio investments.  These portfolio holdings disclosure policies have been approved by the Board of Trustees.  The Advisor and the Board of Trustees have also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Advisor, the Distributor or any other affiliated person of the Funds.  After due consideration, the Advisor and the Board of Trustees have determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the portfolio holdings disclosure policies.  The Board of Trustees has also authorized the Advisor or appointed officers to consider and authorize dissemination of portfolio holdings information to additional parties after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board of Trustees exercises continuing oversight of the disclosure of the Funds’ portfolio holdings: (1) by overseeing the implementation and enforcement of the portfolio holdings disclosure policies, Codes of Ethics and other relevant policies of the Funds and their service providers by the Funds’ Chief Compliance Officer (“CCO”); (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act); and (3) by considering whether to approve any amendment to these portfolio holdings disclosure policies.  The Board of Trustees reserves the right to amend the portfolio holdings disclosure policies at any time without prior notice in its sole discretion.

Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the SEC’s website at www.sec.gov.

To the extent the Funds’ service providers have access to information about the Funds’ portfolio holdings, they are bound by confidentiality agreements or professional standards to maintain the confidentiality of the holdings information.  Accordingly, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds’ service providers including, without limitation, the fund administrator, custodian, fund accounting agent, accountants and legal counsel.  Currently, within 10 calendar days of each month end, the Funds also provide their monthly portfolio holdings information to rating and ranking organizations, including Lipper, a Thomson Reuters company, Morningstar, Inc., Standard & Poor’s Financial Services, LLC, Bloomberg L.P., Thomson Reuters Corporation, Vickers Stock Research Corporation and Capital-Bridge, Inc.  Portfolio holdings information may be separately provided to any person at the same time that it is filed with the SEC or published on the Funds’ website.

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In the event of a conflict between the interests of the Funds and the interests of the Advisor, or an affiliated person of the Advisor, the CCO shall make a determination in the best interests of the Funds, and shall report such determination to the Board of Trustees at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In no event shall the Advisor, it affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There can be no assurance that the portfolio holdings disclosure policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

MANAGEMENT OF THE FUNDS

Board of Trustees and Officers
The management and affairs of the Funds are supervised by the Board of Trustees.  The Board of Trustees consists of three individuals, two of whom are not “interested persons” of the Trust as that term is defined in the 1940 Act (the “Independent Trustees”).  The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard.  The Board of Trustees establishes policies for the operation of the Funds and appoint the officers who conduct the daily business of the Funds.

Board Leadership Structure
The Board of Trustees is comprised of two Independent Trustees – Dr. Michael D. Akers and Mr. Gary A. Drska – and one Interested Trustee – Mr. Joseph C. Neuberger.  The Trust’s Chairman, Mr. Neuberger, is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC (the “Distributor”), which acts as principal underwriter to the Funds.  Mr. Neuberger also serves as the Executive Vice President of U.S. Bancorp Fund Services, LLC, the Fund’s administrator (the “Administrator” or “USBFS”).  The Trust has not appointed a lead Independent Trustee.

The Board of Trustees has established three standing committees – the Audit Committee, the Nominating Committee and the Valuation Committee – which are discussed in greater detail under “Board Committees” below.  All Independent Trustees are members of the Audit Committee and the Nominating Committee.  Inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below.  The Board of Trustees reviews its leadership structure regularly.  The Board of Trustees believes that its leadership structure is appropriate and effective in light of the size of the Trust, the nature of its business and recognizing that while the Chairman is an Interested Trustee, he is not interested by virtue of any affiliation with the Advisor but rather due to his affiliation with the Distributor.

The Board of Trustees’ role is one of oversight rather than day-to-day management of the Funds.  The Trust’s Audit Committee assists with this oversight function.  The Board of Trustees’ oversight extends to the Trust’s risk management processes.  Those processes are overseen by the Trust’s officers, including the President/Treasurer, Secretary and CCO, who regularly report to the Board of Trustees on a variety of matters at Board meetings.

The Advisor reports to the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Funds.  These reports include discussions of various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Funds.

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The Board of Trustees has appointed the CCO who reports directly to the Board and who participates in the Board’s regular meetings.  In addition, the CCO presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures.  The CCO, together with the Trust’s officers, regularly discusses risk issues affecting the Trust and the Funds during Board meetings.  The CCO also provides updates to the Board of Trustees on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk.  Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event any material risk issues arise in between Board meetings.

Trustees and Officers
The Trustees and officers of the Funds are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name, Address and Age as of March 31, 2015	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Michael D. Akers, Ph.D. 615 E. Michigan Street Milwaukee, WI 53202 Age: 59	Independent Trustee	Indefinite Term; Since 2001	Professor and Chair, Department of Accounting, Marquette University (2004 -present).	3	Independent Trustee, Trust for Professional Managers (an open-end investment company with thirty-eight portfolios).
Gary A. Drska 615 E. Michigan Street Milwaukee, WI 53202 Age: 58	Independent Trustee	Indefinite Term; Since 2001	Pilot, Frontier/Midwest Airlines (Airline Company) (1986-present).	3	Independent Trustee, Trust for Professional Managers (an open-end investment company with thirty-eight portfolios).
Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan Street Milwaukee, WI 53202 Age: 52	Trustee and Chairperson	Indefinite Term; Since 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	3	Trustee, Trust for Professional Managers (an open-end investment company with thirty-eight portfolios); Trustee, Buffalo Funds (an open-end investment company with ten portfolios).

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Name, Address and Age as of March 31, 2015	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Jerry Szilagyi Plaza of the Americas 700 North Pearl Street Suite 900 Dallas, TX 75201 Age: 52	President	Indefinite Term; Since 2011
President, USA Mutuals Advisors, Inc. (March 2011 - present); Managing Member, Catalyst Capital Advisors LLC (January 2006 - present); Member, Catalyst Mutuals Funds Distributors LLC (January 2015 – present); Member, AlphaCentric Advisors LLC (February 2014 – present); President, MFund Distributors LLC (October 2012 – present); President MFund Services LLC (January 2012 – present); President, Abbington Capital Group LLC (1998 - present); President, Cross Sound Capital, LLC (June 2011 – October 2013); CEO, Thomas Lloyd Global Asset Management (Americas) LLC (September 2006 - 2010).

			N/A	N/A
Gerald Sullivan Plaza of the Americas 700 North Pearl Street Suite 900 Dallas, TX 75201 Age: 54	Treasurer	Indefinite Term; Since 2013
Treasurer, USA Mutuals Advisors, Inc. (February 2013 - present); Portfolio Manager, USA Mutuals Advisors, Inc. (June 2011 – present); President, Industry Leaders Fund (March 1999 – November 2008) and (August 2009 – June 2012); Chief Financial Officer, Claremont Investment Partners (February 1995 – present); Acting Chief Executive Officer, Perftech Inc. (October 2011 – December 31, 2014); Chief Financial Officer, The Roadhouse Group LLC (February 1995 – present).

			N/A	N/A

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Name, Address and Age as of March 31, 2015	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
William S. McNish Plaza of the Americas 700 N. Pearl Street Suite 900 Dallas, TX 75201 Age: 50	Chief Compliance Officer	Indefinite Term; Since 2013
Director, Alaric Compliance Services, LLC, a compliance consulting company (January 2011-present); Futures Trading Investigator, Commodity Futures Trading Commission, Division of Enforcement (2009-2010).
			N/A	N/A
Emily R. Enslow 615 E. Michigan Street Milwaukee, WI 53202 Age: 28	Secretary	Indefinite Term; Since 2015
Assistant Vice President, U.S. Bancorp Fund Services, LLC (May 2015-present); Proxy Voting Coordinator and Class Action Administrator, Artisan Partners Limited Partnership (September 2012 – July 2013); Legal Internship, Artisan Partners Limited Partnership (February 2012 – September 2012); J.D. Candidate, Marquette University Law School (2009-2012).

			N/A	N/A
*	This trustee is considered an “interested person” as defined in the 1940 Act because of his affiliation with the Distributor.

Trustee Qualifications
The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Funds.

Michael D. Akers, Ph.D., CPA.  Dr. Akers has served as an Independent Trustee of the USA Mutuals Funds since 2001.  Dr. Akers has also served as an independent trustee of Trust for Professional Managers, an open-end investment company, since August 2001.  Dr. Akers has been a Professor and Chair of the Department of Accounting of Marquette University since 2004, and was Associate Professor of Accounting of Marquette University from 1996 to 2004.  Dr. Akers is a certified public accountant, a certified fraud examiner, a certified internal auditor and a certified management accountant.  Through his experience as a trustee of mutual funds and his employment experience, Dr. Akers is experienced with financial, accounting, regulatory and investment matters.

Gary A. Drska.  Mr. Drska has served as an Independent Trustee of the USA Mutuals Funds since 2001.  Mr. Drska has also served as an independent trustee of Trust for Professional Managers, an open-end investment company, since August 2001.  Mr. Drska has served as a Pilot of Frontier/Midwest Airlines, Inc., an airline company, since 1986.  Through his experience as a trustee of mutual funds, Mr. Drska is experienced with financial, accounting, regulatory and investment matters.

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Joseph C. Neuberger.  Mr. Neuberger has served as an Interested Trustee of the USA Mutuals Funds since 2001.  Mr. Neuberger has also served as a trustee of Trust for Professional Managers, an open-end investment company, since August 2001 and Buffalo Funds, an open-end investment company, since 2003.  Mr. Neuberger has served as Executive Vice President of U.S. Bancorp Fund Services, LLC, a multi-service line service provider to mutual funds, since 1994.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Neuberger is experienced with financial, accounting, regulatory and investment matters.

Trustee Ownership of Fund Shares
As of December 31, 2014, no Trustees of the Funds beneficially owned shares of the Funds.

Furthermore, neither the Trustees who are not “interested” persons of the Funds, nor members of their immediate family, own securities beneficially, or of record, in the Advisor, the Funds’ distributor or any of its affiliates.  Accordingly, neither the Trustees who are not “interested” persons of the Funds nor members of their immediate family, have a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Funds’ distributor or any of their affiliates.

Board Committees
The Board of Trustees has three standing committees as described below:

Audit Committee.  The Audit Committee is responsible for advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust and meets at least once annually.  During the fiscal year ended March 31, 2015, the Audit Committee met two times.  Both Independent Trustees (Dr. Akers and Mr. Drska) comprise the Audit Committee.

Nominating Committee.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for trustee as is considered necessary from time to time and meets only as necessary.  Both Independent Trustees (Dr. Akers and Mr. Drska) comprise the Nominating Committee.  The Nominating Committee will consider trustee nominees recommended by shareholders.  However, there are no policies in place regarding nominees recommended by shareholders.  During the fiscal year ended March 31, 2015, the Nominating Committee did not meet.

Valuation Committee.  The Valuation Committee is responsible for (1) monitoring the valuation of a Fund’s securities and other investments; and (2) determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board of Trustees.  This is required by each series of the Trust’s valuation policies when the full Board of Trustees is not in session.  The Valuation Committee meets as necessary when a price is not readily available.  During the fiscal year ended March 31, 2015, the Valuation Committee met three times.  Mr. Neuberger and Dr. Akers comprise the Valuation Committee.

Board Compensation
For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $14,000 per year and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.  Trustees who are not Independent Trustees and officers of the Trust receive no compensation for their services as such.  Neither the Trust nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of the Trust or Funds’ expenses.  The following table shows fees received by the Trustees for their services as such for the fiscal year ended March 31, 2015.

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Name of Person/Position	Aggregate Compensation from Each Fund Paid to Trustees	Total Compensation from Fund and Fund Complex Paid to Trustees
Joseph C. Neuberger, Chairperson and Trustee	$0	$0
Dr. Michael D. Akers, Independent Trustee	$8,500	$17,000
Gary A. Drska, Independent Trustee	$8,500	$17,000

Because the Takeover Targets Fund(1) has recently commenced operations, the following compensation figures represent estimates for the current fiscal year ending March 31, 2016:

Name of Person/Position	Anticipated Aggregate Compensation from the Fund Paid to Trustees	Anticipated Total Compensation from Fund and Fund Complex Paid to Trustees
Joseph C. Neuberger, Chairperson and Trustee	$0	$0
Dr. Michael D. Akers, Independent Trustee	$6,000	$18,000
Gary A. Drska, Independent Trustee	$6,000	$18,000

(1)	The Takeover Target Fund commenced operations on May 5, 2015.

Control Persons, Principal Shareholders and Management Ownership
A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of the management of a Fund.  As of June 30, 2015, Jerry Szilagyi was a control person of the Barrier Fund, and all Trustees and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities and Exchange Act of 1934) less than 1% of shares of the Fund.  As of June 30, 2015, the following shareholders are known by the Funds to own of record or to beneficially own 5% or more of the outstanding shares of the Funds:

Principal Shareholders of the Barrier Fund - Institutional Class Shares
Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	51.05%	Record	Pershing Group LLC	DE
RBC Capital Markets LLC 986 West Alluvial Avenue, Suite 101 Fresno, CA 93711-5701	32.62%	Record	RBC USA Holdco Corporation	DE
Jerry & Isobel Szilagyi c/o USA Mutuals Advisors, Inc. Plaza of the Americas 700 North Pearl Street, Suite 900 Dallas, TX 75021	16.09%	Beneficial	N/A	N/A

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Principal Shareholders of the Barrier Fund - Investor Class Shares
Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
National Financial Services, LLC 200 Liberty Street New York, NY 10281	18.11%	Record	N/A	N/A
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	17.05%	Record	N/A	N/A
Ameriprise Financial Services Inc. 369 Ameriprise Financial Center Minneapolis, MN 55474	9.60%	Record	N/A	N/A
TD Ameritrade Inc. 200 South 108th Avenue Omaha, NE 68103	6.76%	Record	N/A	N/A
First Clearing LLC 2801 Market Street St. Louis, MO 63103-2523	5.94%	Record	N/A	N/A

Principal Shareholders of the Barrier Fund – Class A Shares
Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
First Clearing LLC 2801 Market Street St. Louis, MO 63103-2523	20.04%	Record	N/A	N/A
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	14.33%	Record	N/A	N/A
Ameriprise Financial Services Inc. 369 Ameriprise Financial Center Minneapolis, MN 55474	13.71%	Record	N/A	N/A
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	12.60%	Record	N/A	N/A
Raymond James & Associates, Inc. 3050 Peachtree Road NW, Suite 600 Atlanta, GA 30305-2206	8.41%	Record	N/A	N/A
Stifel Nicolaus & Co. Inc. 501 North Broadway St. Louis, MO 63102-2188	6.99%	Record	N/A	N/A
National Financial Services, LLC 200 Liberty Street New York, NY 10281	5.19%	Record	N/A	N/A
Mid Atlantic Trust Company 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222-4228	5.11%	Record	N/A	N/A

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Principal Shareholders of the Barrier Fund – Class C Shares
Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
First Clearing LLC 2801 Market Street St. Louis, MO 63103-2523	29.63%	Record	Wachovia Securities Financial Holdings, LLC	DE
Ameriprise Financial Services Inc. 369 Ameriprise Financial Center Minneapolis, MN 55474	12.04%	Record	N/A	N/A
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	11.64%	Record	N/A	N/A
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	7.18%	Record	N/A	N/A

Principal Shareholders of the Takeover Targets Fund - Institutional Class Shares
Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
USA Mutuals Advisors Inc. 36 New York Avenue, Suite 2S Huntington, NY 11743-2164	92.92%	Beneficial	N/A	DE

Principal Shareholders of the Takeover Targets Fund - Investor Class Shares
Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
USA Mutuals Advisors Inc. 36 New York Avenue, Suite 2S Huntington, NY 11743-2164	90.91%	Beneficial	N/A	DE
Gerald. P. Sullivan & Laura M. Sullivan JTWROS c/o USA Mutuals Advisors, Inc. Plaza of the Americas 700 North Pearl Street, Suite 900 Dallas, TX 75021	9.09%	Beneficial	N/A	N/A

Principal Shareholders of the Takeover Targets Fund – Class A Shares
Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
USA Mutuals Advisors Inc. 36 New York Avenue, Suite 2S Huntington, NY 11743-2164	90.91%	Beneficial	N/A	DE
Gerald. P. Sullivan & Laura M. Sullivan JTWROS c/o USA Mutuals Advisors, Inc. Plaza of the Americas 700 North Pearl Street, Suite 900 Dallas, TX 75021	9.09%	Beneficial	N/A	N/A

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Principal Shareholders of the Takeover Targets Fund – Class C Shares
Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
USA Mutuals Advisors Inc. 36 New York Avenue, Suite 2S Huntington, NY 11743-2164	90.91%	Beneficial	N/A	DE
Gerald. P. Sullivan & Laura M. Sullivan JTWROS c/o USA Mutuals Advisors, Inc. Plaza of the Americas 700 North Pearl Street, Suite 900 Dallas, TX 75021	9.09%	Beneficial	N/A	N/A

As of the date of this SAI, there were no principal shareholders of the Class A or Class C shares of the Generation Wave Growth Fund.

Investment Advisor
The Advisor, located at 700 North Pearl Street, Suite 900, Dallas Texas 75201, is a Texas corporation that serves as the investment advisor to the Funds.  The Advisor is an SEC-registered investment advisor.  The Advisor is wholly-owned by Mutual Capital Alliance, Inc. (formerly known as Mutuals.com Holdings Corp.).  Mutual Capital Alliance is an investment holding company founded in March 1994.

Under the Investment Advisory Agreement between the Trust and the Advisor, dated April 29, 2015 (the “Agreement”), the Advisor serves as the investment advisor to the Funds, and supervises the management of the Funds’ investments and business affairs, subject to the oversight and review of the Board of Trustees.  For its services, the Advisor is entitled to an annual advisory fee of 0.95% of each Fund’s daily net assets for the Barrier Fund and Generation Wave Growth Fund, and 1.00% of the Takeover Targets Fund’s average daily net assets.  The advisory fee is payable to the Advisor monthly based on the average daily net assets of each Fund for the month involved.  In addition to the services provided by the Advisor pursuant to the Agreement, the Advisor may, from time to time, provide the Funds with office space for managing its affairs, with the services of required personnel and with certain clerical services and facilities.  These services are provided without reimbursement by the Funds for any costs incurred.

Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of each Fund, the Advisor has contractually agreed to waive its management fee and/or reimburse the Funds to ensure that the total annual operating expenses for the Funds, as a percentage of each Fund’s average daily net assets, are limited as follows:

Name of Series and Share Class	Expense Cap

Generation Wave Growth Fund – Investor Class Shares	1.75%
Generation Wave Growth Fund – Class A Shares	2.00%
Generation Wave Growth Fund – Class C Shares	2.75%

Barrier Fund – Institutional Class Shares	1.24%
Barrier Fund – Investor Class Shares	1.49%
Barrier Fund – Class A Shares	1.49%
Barrier Fund – Class C Shares	2.24%

Takeover Targets Fund – Institutional Class Shares	1.25%
Takeover Targets Fund – Investor Class Shares	1.50%
Takeover Targets Fund – Class A Shares	1.50%
Takeover Targets Fund – Class C Shares	2.25%

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This agreement is in effect through at least July 31, 2016.  Under the expense agreement, the Advisor may recoup waived or reimbursed expenses for a three-year period as long as the expenses and reimbursements do not exceed the expense cap.

For the fiscal years indicated below, the Funds paid the following advisory fees to the Advisor:

Barrier Fund
Fiscal Year Ended	Advisory Fee	Recoupment / (Waiver)	Advisory Fee After Recoupment/Waiver
March 31, 2015	$2,816,459	$0	$2,816,459
March 31, 2014	$1,877,066	$0	$1,877,066
March 31, 2013	$992,588	$0	$992,588

Generation Wave Growth Fund
Fiscal Year Ended	Advisory Fee	Recoupment / (Waiver)	Advisory Fee After Recoupment/Waiver
March 31, 2015	$113,984	$(93,549)	$20,435
March 31, 2014	$128,191	$(77,300)	$50,891
March 31, 2013	$130,941	$(104,840)	$26,101

As of March 31, 2015, there were no advisory fees paid by the Takeover Targets Fund, as the Fund had not commenced operations at that time.

Port folio Manag ers

Gerald Sullivan serves as the portfolio manager of the Barrier Fund and Generation Wave Growth Fund and Gerald Sullivan and Charles Clarke each serve as the portfolio managers of the Takeover Targets Fund (each a “Portfolio Manager,” and together, the “Portfolio Managers”) and are responsible for the portfolio management of and investment research for the Funds.

Other Accounts Managed by the Portfolio Managers
The following provides information regarding other accounts managed by the Portfolio Managers as of March 31, 2015:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

Gerald Sullivan
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Charles Clarke
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

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Potential Conflicts of Interest by the Portfolio Managers
Where conflicts of interest arise between the Funds and other accounts managed by the Portfolio Managers, the Portfolio Managers will proceed in a manner that ensures that the Funds will not be treated materially less favorably.  The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Managers could favor one account over another.  Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Funds.  However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation of the Portfolio Managers
The Portfolio Managers are paid a fee based on the average balance within each Fund; such fee is not based on Fund performance.

Ownership of Fund Shares by the Portfolio Managers
As of March 31, 2015, the Portfolio Managers beneficially owned shares of the Funds as follows:

Dollar Range of Equity Securities in the Funds
Name of Portfolio Manager	Barrier Fund	Generation Wave Growth Fund	Takeover Targets Fund
Gerald Sullivan	$1 - $10,000	None	None
Charles Clarke	None	None	None

DISTRIBUTION AND SHAREHOLDER SERVICING

Distributor
Quasar Distributors, LLC, a Delaware limited liability company located at 615 East Michigan St., Milwaukee, Wisconsin 53202, is the distributor and principal underwriter for the shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”), among the Trust, the Advisor and the Distributor dated May 23, 2001.  The Distribution Agreement was initially approved by the Board of Trustees on May 23, 2001 and most recently renewed by the Board of Trustees on May 20, 2015.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Funds are offered on a continuous basis.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares.  The Distributor is compensated by the Advisor, not the Funds, except to the extent allowed under the Rule 12b-1 Plan, as discussed below.  The Distributor’s address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

For the fiscal years indicated below, the Distributor received the following underwriting commissions for Class A shares of the Barrier Fund:

Underwriting Commissions Paid During Fiscal Years Ended March 31,
2015	2014
$63,373	$93,539

For the fiscal years indicated below, the Distributor retained the following underwriting commissions for Class A shares of the Barrier Fund:

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Underwriting Commissions Retained During Fiscal Years Ended March 31,
2015	2014
$19,103	$25,440

The Distributor did not receive underwriting commissions for the Institutional Class, Investor Class and Class C shares of the Barrier Fund or the Investor Class, Class A or Class C shares of the Generation Wave Growth Fund during the fiscal year ended March 31, 2015.  As of March 31, 2015, the Distributor did not receive underwriting commissions for the Takeover Targets Fund, as the Fund has not yet commenced operations.

12b-1 Distribution Plan
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) on behalf of the Funds.  Under the Distribution Plan, each Fund may pay an annual fee to the Distributor for distribution services up to 0.50% of a Fund’s average daily net assets for the Class A shares, and 1.00% of a Fund’s average daily net assets for the Class C shares.  However, the Board of Trustees has currently authorized an annual Rule 12b-1 fee for each Fund’s Class A shares of only 0.25% of the average daily net assets of the Fund.  The Barrier Fund and Takeover Targets Fund are each currently paying 0.25% of its average daily net assets for its Investor Class shares.  Institutional Class shares of the Funds are not subject to the Plan and do not pay Rule 12b-1 fees.  Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Funds, as determined by the Board of Trustees.  Such activities typically include: advertising; marketing; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead.  To the extent any activity is one which a Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.  Payments under the Plan are based upon a percentage of average daily net assets attributable to a Fund regardless of the amounts actually paid or expenses actually incurred by the Distributor.  However, in no event may such payments exceed the maximum allowable fee.  It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments.  The Plan increases each Fund’s expenses from what they would otherwise be.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses that are incurred, that the Board of Trustees, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Trustees, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Because the Class A and Class C shares of the Generation Wave Growth Fund are not currently offered, there have been no 12b-1 fees incurred by those share classes.  In addition, Institutional Class shares of the Barrier Fund and Investor Class shares of the Generation Wave Growth Fund are not subject to the Plan and do not pay Rule 12b-1 fees.  The tables below show the amount of 12b-1 fees incurred and the allocation of such fees by the Barrier Fund Investor Class, Class A and Class C shares for the fiscal year ended March 31, 2015.

Actual Rule 12b-1 Expenditures Incurred by the Barrier Fund Investor Class Shares During the Fiscal Year Ended March 31, 2015
Total Dollars Allocated
Advertising/Marketing	$94,351
Printing/Postage	$0
Payment to Distributor	$0
Payment to dealers	$535,913
Compensation to sales personnel	$0
Other	$0
Total	$630,264

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Actual Rule 12b-1 Expenditures Incurred by the Barrier Fund Class A Shares During the Fiscal Year Ended March 31, 2015
Total Dollars Allocated
Advertising/Marketing	$9,056
Printing/Postage	$0
Payment to Distributor	$0
Payment to dealers	$51,436
Compensation to sales personnel	$0
Other	$0
Total	$60,492

Actual Rule 12b-1 Expenditures Incurred by the Barrier Fund Class C Shares During the Fiscal Year Ended March 31, 2015
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$0
Payment to Distributor	$0
Payment to dealers	$201,399
Compensation to sales personnel	$0
Other	$0
Total	$201,399

As of the March 31, 2015, the Takeover Targets Fund did not incur 12b-1 fees, as the Fund had not yet commenced operations.

Service Providers
The Trust has entered into a series of agreements whereby certain parties will provide various services to the Funds.

USBFS provides accounting and administrative services and acts as transfer agent and dividend disbursing agent to the Funds.  USBFS is located at 615 E. Michigan Street, Milwaukee, Wisconsin 53202.  The services to be provided by the transfer agent include, either by USBFS or another party pursuant to an agreement with USBFS, processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing distributions declared by the Funds, day-to-day administration of matters related to the corporate existence of the Funds (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of shares sold in each state for “blue sky” purposes and assistance in the preparation of the Trust’s registration statement under federal and state securities laws.

U.S. Bank, N.A. (the “Custodian”), an affiliate of USBFS, is the custodian of the assets of the Funds pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  U.S. Bank, N.A. and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust dated July 24, 2012, USBFS also performs certain administrative, accounting and tax reporting functions for the Funds, including the preparation and filing of federal and state tax returns, preparing and filing securities registration compliance forms with various states, compiling data for and preparing notices to the SEC, preparing financial statements for the annual and semi-annual reports to the SEC and current investors, monitoring the Funds’ expense accruals and performing securities valuations and, from time to time, monitoring the Funds’ compliance with its investment objective and restrictions.  Pursuant to the Fund Administration Servicing Agreement, USBFS is entitled to receive from the Trust a fee, computed daily and payable monthly, from which a portion is allocated to each of the Funds.

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For the fiscal years ended March 31, 2015, 2014 and 2013, the following administrative fees were paid by the Funds:

Administration Fees Paid During Fiscal Years Ended March 31,
	2015	2014	2013
Barrier Fund	$178,545	$100,521	$81,167
Generation Wave Growth Fund	$18,855	$16,504	$36,273

As of March 31, 2015, the Takeover Targets Fund did not pay administrative fees, as the Fund had not yet commenced operations.

CODE OF ETHICS
The Trust, the Advisor and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act (the “Codes”) that govern the conduct of all employees and other supervised persons of the Trust and the Advisor.  The Codes recognize that such persons owe a fiduciary duty to the Funds’ shareholders and must place the interests of shareholders ahead of their own interests.  The Codes address compliance with federal securities laws, personal trading and reporting requirements.

Among other things, the Codes require: pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Funds; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings and limited (private placement) offerings.  Violations of the Codes are subject to review by the Board of Trustees and may result in severe penalties.

PROXY VOTING GUIDELINES
The Board of Trustees has adopted proxy voting procedures that delegate to the Advisor the authority to vote proxies, subject to the supervision of the Board of Trustees.  In addition, the Board of Trustees authorized the Advisor to retain a third party voting service to provide recommendations on proxy votes or vote proxies on the Funds’ behalf.  The Trust’s proxy voting procedures provide that, in the event of a conflict between the interests of the Advisor and the Funds with regard to a proxy vote, a majority of the Independent Trustees will be responsible for resolving the conflict.  The Advisor, subject to oversight by the Board of Trustees, seeks to ensure that all voting decisions, particularly those that may involve a potential conflict of interest with the Funds’ principal underwriter or any affiliated person of the Funds, are made consistent with the Advisor’s fiduciary duty to the Funds and their shareholders.

The Advisor votes proxies in a manner designed to maximize the value of a Fund’s investment.  The Advisor generally votes in accordance with management’s recommendations.  If the Advisor believes management is not acting on behalf of the best interests of a Fund and its shareholders, the Advisor will not vote with management.  When voting, the following factors are taken into consideration:

•	the period of time over which the voting shares of a Fund are expected to be held;

•	the size of the position;

•	the costs involved in the proxy proposal;

•	the existing governance documents of the affected company; and

•	the affected company’s management and operations.

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The Board of Trustees has approved the Advisor’s proxy voting policies and will monitor the implementation of these policies to ensure that the Advisor’s voting decisions:

•	are consistent with the Advisor’s fiduciary duty to the Funds and their shareholders;

•	seek to maximize shareholder return and the value of Fund investments;

•	promote sound corporate governance; and

•	are consistent with the Funds’ investment objective and policies.

For investments made by the Funds in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), the Funds must comply with the following voting restrictions: when a Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by a Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request by calling toll-free, 1-866-264-8783 and by accessing the SEC’s website at www.sec.gov.  The Funds will send a description of their proxy voting policies and procedures within three business days of receipt of a request.

ANTI-MONEY LAUNDERING PROGRAM
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

VALUATION OF SHARES
Shares of the Funds are sold on a continuous basis at the NAV per share next computed, plus any applicable sales charges, following acceptance of an order by the Funds.  The Funds’ NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day; President’s Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.  The Trust may also be open for business on other days in which there is sufficient trading in the Funds’ securities that the Funds’ NAV might be materially affected.  For a description of the methods used to determine the share price, see “Valuation of Fund Shares” in the Funds’ Prospectus.

PURCHASE AND REDEMPTION OF SHARES
Detailed information on the purchase and redemption of shares is included in the Prospectus.  Transactions of the Funds are priced at the applicable price next calculated after receipt of an order.  In order to purchase shares of the Funds, you must invest the initial minimum investment, which ordinarily must be at least $100 for retirement accounts and $2,000 for other types of accounts.  However, the Trust reserves the right, in its sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k) accounts or other tax-deferred retirement plans.  You may purchase shares on any day that the NYSE is open for business by placing an order with the Funds.

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The Funds reserve the right in their sole and absolute discretion to refuse any purchase requests, particularly those that might not be in the best interests of a Fund or its shareholders or could adversely affect a Fund or its operations.  The policy applies to any person or group who, in the Funds’ view, is likely to engage in or has a history of excessive trading.  Furthermore, the Trust may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may permit for the protection of the Funds’ shareholders.

Class A Shares.  You can buy Class A shares of the Barrier Fund and Takeover Targets Fund at the public offering price, which is the NAV plus an up-front sales charge.  The minimum initial amount of investment for Class A shares of the Fund and exchanges into a Fund from another fund in the USA Mutuals fund family is $100 for retirement accounts and $2,000 for other types of accounts.  Subsequent investments in a Fund for all types of accounts may be made with a minimum investment of $100.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of distributions.  Class A shares are subject to a Rule 12b-1 fee of up to 0.50%, which is lower than the Rule 12b-1 fee for Class C shares.  However, the Board of Trustees has currently authorized a Rule 12b-1 fee of only 0.25% for Class A shares.

The up-front Class A sales charge and the commissions paid to dealers for a Fund is calculated as follows:

When you invest this amount	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Net Amount Invested(1)	Dealer Reallowance
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - but less than $100,000	4.75%	4.99%	4.00%
$100,000 – but less than $250,000	4.00%	4.17%	3.25%
$250,000 – but less than $500,000	3.00%	3.09%	2.50%
$500,000 – but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above(2)	0.00%	0.00%	1.00%(3)
(1)	Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(2)
No sales charge is payable at the time of purchase on investments of $1 million or more, although a Fund may impose a contingent deferred sales charge (“CDSC”) of 1.00% on certain redemptions of those investments made within 18 months of the purchase.  If imposed, the CDSC is based on the NAV of the shares at the time of purchase.

(3)	The Advisor may pay a commission up to 1.00% out of its own resources to financial intermediaries who initiate and are responsible for the purchase of shares of $1 million or more.

The Distributor may, at its discretion, offset the compensation owed to the Distributor for its services with the underwriter concessions (the difference between the sales charge and the dealer reallowance) it receives.  The Distributor may also reimburse the Advisor, its affiliates or other dealers for distribution-related expenses they incur from the underwriter concessions at its discretion.

The offering price for Class A shares includes the relevant sales charge.  The commission paid to the Distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares.  Normally, reallowances are paid as indicated in the above table.

Class A Sales Charge Waivers:  The Barrier Fund and Takeover Targets Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including:

•
the Advisor or its employees and affiliates, and investment advisory clients or investors referred by the Advisor or its affiliates for purchases direct with the Barrier Fund and Takeover Targets Fund;

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•
officers and present or former Trustees of the Trust; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Barrier Fund and Takeover Targets Fund);

•
employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Advisor;

•	fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients;
•	broker-dealers who have entered into selling agreements with the Barrier Fund and Takeover Targets Fund’s distributor for their own accounts; and
•	no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with the Barrier Fund and Takeover Targets Fund.

Additional information is available by calling 1-866-264-8783.  To receive a reduction in or waiver of your Class A sales charge, you must let your financial institution or shareholder services representative know at the time you purchase shares that you qualify for such a reduction.  You may be asked by your financial advisor or shareholder services representative to provide account statements or other information regarding your related accounts or related accounts of your immediate family in order to verify your eligibility for a reduced or waived sales charge.  Your financial advisor can also help you prepare any necessary application forms.  You or your financial advisor must notify the Funds at the time of each purchase if you are eligible for any of these programs.  The Funds may modify or discontinue these programs at any time.  Although Class A shares of the Generation Wave Growth Fund are not currently available for purchase, should the Class A shares become available, these waivers would apply.  Information about Class A sales charges and breakpoints is available on the Funds’ website at www.usamutuals.com.

Redemption-In-Kind
The Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in-kind redemption requests of a certain amount.   Under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds reserve the right to make a “redemption-in-kind” (a payment in portfolio securities rather than cash) if the amount redeemed is in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets.  In such cases, brokerage costs may be incurred by a shareholder in converting these securities to cash.  For federal income tax purposes, redemptions in-kind are taxed in the same manner as redemptions made in cash.

PORTFOLIO TRANSACTIONS AND BROKERAGE
Assets of the Funds are invested by the Advisor in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time.  Within this framework, the Advisor is responsible for making all determinations as to the purchase and sale of portfolio securities (consisting principally of shares of other investment companies) and for taking all steps necessary to implement securities transactions on behalf of the Funds.  The Funds may purchase shares of other investment companies or mutual funds (an “underlying fund”) that charge a sales load.

To the extent that the Funds invest in shares of other mutual funds, the Funds will not pay any commissions for purchases and sales.  A Fund, however, will bear a portion of the commissions paid by the underlying funds in which it invests in connection with the purchase and sale of portfolio securities.

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In connection with its duties to arrange for the purchase and sale of portfolio securities other than investment companies, the Advisor will select broker-dealers, to the extent necessary, who will, in the Advisor’s judgment, implement the Funds’ policy to achieve best qualitative execution.  The Advisor will allocate transactions to such broker-dealers only when it reasonably believes that the commissions and transaction quality are comparable to that available from other qualified broker-dealers, subject to seeking the best available price and execution and such other policies as the Board of Trustees may determine.

When allocating transactions to broker-dealers, the Advisor is authorized to consider, in determining whether a particular broker-dealer will provide the best qualitative execution, the broker-dealer’s reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question.  Further, the Advisor need not pay the lowest spread or commission available if the Advisor determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the Advisor’s overall responsibilities as to the accounts as to which it exercises investment discretion.  If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the Advisor is authorized in making such allocation, to consider whether a broker-dealer has provided research services.

Research obtained using Fund commissions may be in written form or through direct contact with individuals.  Such research may include, but is not necessarily limited to: quotations on portfolio securities and information on particular issuers and industries; other financial, news and other data relating to specific issuers or industries; data relating to general market, economic or institutional activities; comparisons of the performance of the Funds to the performance of various indices and investments for which reliable performance data is available, and similar information.  Further, the aforementioned research may be provided through the use of third-party information services, such as electronic information platforms and recognized mutual fund statistical services.  The Funds recognize that such research services may or may not be useful to the Funds or other accounts of the Advisor, and that such research received by such other accounts may or may not be useful to the Funds.

The Advisor will cause the Funds to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Advisor determines that a better price or execution may be obtained by paying such commissions.  Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and principal transactions placed through broker-dealers include a spread between the bid and asked prices.

Under the 1940 Act, the Funds may not purchase portfolio securities from any underwriting syndicate of which the Distributor, as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereunder.  These conditions relate, among other things, to the reasonableness of the broker-dealer spread, the amount of securities that may be purchased from any one issuer, and the amount of a Fund’s assets that may be invested in a particular issue.  The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Board of Trustees, including a majority of the Independent Trustees.

The same security may be suitable for a Fund or another portfolio series of the Trust, or another account managed by the Advisor.  If and when a Fund and another account simultaneously purchase or sell the same security, the transactions will be allocated in advance and then as to price and amount in accordance with arrangements equitable to the Fund and the other account.  The simultaneous purchase or sale of the same securities by a Fund and other account may have a detrimental effect on a Fund, as this may affect the price paid or received by a Fund or the size of the position obtainable or able to be sold by a Fund.

The Board of Trustees will review quarterly the Advisor’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds.  Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Funds are reasonable in relation to the benefits received by the Funds taking into account the competitive practices in the industry.

The following table shows the aggregate amount of brokerage commissions paid by the Funds for the fiscal years ended March 31, 2015, 2014 and 2013.

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Brokerage Commissions Paid During Fiscal Years Ended March 31,
	2015	2014	2013
Barrier Fund	$274,193	$506,810(1)	$183,103
Generation Wave Growth Fund	$61,174	$86,981	$66,845
(1)	The Barrier Fund’s brokerage commissions increased in the fiscal year ended March 31, 2014 due to the Fund’s assets more than doubling in asset size, resulting in higher brokerage fees.

As of March 31, 2015, the Takeover Targets Fund did not pay brokerage commissions, as the Fund had not yet commenced operations.

The Funds are required to identify any securities of their “regular brokers or dealers” that a Fund has acquired during its most recent fiscal year.  The Funds did not acquire securities of their regular brokers or dealers or their parents during the fiscal year ended March 31, 2015.

The Funds are also required to identify any brokerage transactions during its most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Funds.  The following table shows the amount of any such transactions and related commissions paid for research services for the fiscal year ended March 31, 2015:

Fund	Commissions	Transactions
Barrier Fund	$ 14,703	$ 31,484,325
Generation Wave Growth Fund	$ 479	$ 1,056,228

FEDERAL INCOME TAX CONSIDERATIONS
The following is a summary of certain federal income tax considerations generally affecting the Funds and their shareholders.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here are not intended as substitutes for careful tax planning.  You should consult your personal tax advisor to determine the consequences of state and local taxes, and for a more detailed assessment of federal tax consequences for your particular circumstances.

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward and to use these carryforwards to offset future realized capital gains.  For the year ended March 31, 2015, the Barrier Fund and the Generation Wave Growth Fund utilized prior years’ capital losses in the amount of $9,487,310 and $592,636, respectively.  At March 31, 2015, the Funds had the following capital loss carryforwards:

Barrier Fund	Generation Wave Growth Fund	Expiration
$(16,515,458)	$(3,259,867)	03/31/18

As of March 31, 2015, the Takeover Targets Fund did not have any capital loss carryforwards as it had not yet commenced operations.  Any capital losses realized by a Fund in the current or future taxable years may be carried forward indefinitely and will generally retain its character as short-term or long-term.

Distributions of Investment Company Taxable Income
Each Fund receives income generally in the form of dividends, interest, net short-term capital gain and net gain from foreign currency transactions.  This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s “investment company taxable income” from which distributions may be paid to you.  If you are an investor subject to income taxes, any distributions by the Funds from such income (other than amounts reported as qualified dividend income) will be taxable to you at ordinary income tax rates, whether you receive them in cash or reinvest them in additional Fund shares.  For non-corporate shareholders, distributions of investment company taxable income attributable to and reported as qualified dividend income are currently taxable at long-term capital gain rates, provided certain holding period requirements are met by the shareholder.  For corporate shareholders, a portion of a Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount as eligible for deduction, and the shareholder meets certain holding period requirements.  To the extent distributions of net investment company taxable income include net short-term capital gain, such distributions cannot be offset by a shareholder’s capital losses from other sources.

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Distributions of Net Capital Gain
A Fund may realize capital gains or losses in connection with sales or other dispositions of securities, whether actual or deemed.  Net short-term capital gain, if any, will be distributed as investment company taxable income which is taxable to shareholders at ordinary income rates.  Distributions of “net capital gain” (the excess of net long-term capital gain over net short-term capital loss) will be taxable to non-corporate shareholders as long-term capital gain, regardless of how long such shareholders have held their shares in a Fund.  Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.  Distributions of net capital gain are not eligible for qualified dividend income treatment for non-corporate shareholders or the dividends-received deduction for corporate shareholders.

Information on the Amount and Tax Character of Distributions
The Funds will report to you the amount and character of Fund distributions at the time they are paid, and will report to you their tax status for federal income tax purposes shortly after the close of each calendar year.  If you purchase Fund shares shortly before the Fund pays a distribution, you may receive an amount of investment company taxable income or net capital gain that is not equal to the actual amount of such income or net capital gain earned during the period of your investment in the Funds.

Election to be Taxed as a Regulated Investment Company
Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code.  As regulated investment companies, the Funds generally pay no federal income tax on the investment company taxable income and net capital gain they distribute to you.  However, a Fund can give no assurances that it will qualify or continue to qualify as a regulated investment company.  If a Fund fails to qualify as a regulated investment company and does not obtain relief from such failure, it would be taxed as a corporation.  The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.  In such case, the Fund will be subject to federal, and possibly state, corporate taxes on such Fund’s taxable income and gain, and any distributions to you would generally be taxed as dividend income to the extent of such Fund’s earnings and profits.

Excise Tax Distribution Requirements
To avoid the imposition of federal excise taxes at the Fund level, the Code requires the Funds to distribute by December 31 of each year, at a minimum, the following amounts: 98% of their taxable ordinary income earned during the calendar year; 98.2% of their capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year.  The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as if received on December 31) but can give no assurances that their distributions will be sufficient to eliminate all taxes at the Fund level.

Medicare Tax Imposed on Certain Income
Certain individuals, trusts and estates may be subject to a Medicare tax of 3.8% (in addition to the regular income tax).  The Medicare tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Funds’ distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon the sale, exchange or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

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Redemption of Fund Shares
Sales, exchanges or redemptions (including redemptions-in-kind) of Fund shares are taxable transactions for federal income tax purposes.  If you sell, exchange or redeem your Fund shares, you will generally realize a taxable capital gain or loss.  Gain or loss realized upon a sale, exchange or redemption of shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and as short-term capital gain or loss if the shares have been held for one year or less.

Any loss incurred on a sale, exchange or redemption of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to those shares.  All or a portion of any loss that you realize upon the sale, exchange or redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of distributions or otherwise) within 30 days before or after your sale, exchange or redemption.  Any loss disallowed under these rules will be added to your tax basis in the newly acquired shares.

U.S. Government Securities
States generally grant tax-free status to distributions paid to you from interest earned on certain U.S. Government securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund.  Income earned on investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment at the state level.  The rules on exclusion of this income are generally different for corporate shareholders.

Dividends-Received Deduction for Corporations
For corporate shareholders, the Funds anticipate that a portion of the distributions of investment company taxable income will qualify for the dividends-received deduction.  Corporate shareholders may be allowed to deduct these distributions, thereby reducing the tax that they would otherwise be required to pay on such distributions.  The dividends-received deduction will be available only with respect to distributions designated by the Funds as eligible for such treatment.  All distributions (including the deducted portion) must be included in a corporate shareholder’s alternative minimum taxable income calculation.

Investment in Complex Securities
The Funds may invest in complex securities that may be subject to numerous special and complex tax rules.  These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, as long- or short-term capital gain, or as interest or dividend income.  These rules could also accelerate the recognition of income to a Fund (possibly causing a Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund’s ability to recognize a loss, and, in limited cases, subject a Fund to federal income tax on income from certain foreign securities.  These rules could therefore affect the amount, timing or character of Fund distributions.

Tax Withholding
Except in cases of certain exempt shareholders, if (i) a shareholder does not furnish a Fund with a correct Social Security number or Taxpayer Identification Number and certain certifications, or (ii) the Fund receives notification from the IRS requiring backup withholding, federal law requires the Funds to withhold federal income tax from the shareholder’s distributions and redemption proceeds.  For non-U.S. investors (shareholders who, as to the U.S., are non-resident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships), a flat withholding rate (currently 30%) generally applies on U.S.-source income, subject to the exceptions described below for net capital gain.  This rate may be lower under the terms of a tax convention.  For non-U.S. investors, a Fund’s distributions of net capital gain are generally not subject to U.S. withholding tax, provided that this exception does not apply to nonresident alien individuals present in the U.S. for a period or periods aggregating 183 days or more during the taxable year.

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Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid after December 31, 2016 to (i) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other things (or unless such entity is deemed compliant under the terms of an intergovernmental agreement with the United States), and (ii) certain “non-financial foreign entities” unless such entity certifies to the Funds that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other things.  This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Funds and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

COST BASIS REPORTING
The Funds are required to report to certain shareholders and the IRS the cost basis of shares acquired by a shareholder on or after January 1, 2012 (“covered shares”) when the shareholder sells, exchanges or redeems such shares.  These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), credit unions and certain other governmental bodies.  Shares acquired before January 1, 2012 (“non-covered shares”) are treated as if held in a separate account from covered shares.  The Funds are not required to determine or report a shareholder’s cost basis in non-covered shares and are not responsible for the accuracy or reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price, adjusted for distributions, returns of capital, and other corporate actions.  Cost basis is used to determine whether the sale, exchange or redemption of a share results in a capital gain or loss.  If you sell, exchange or redeem covered shares during any year, then the Funds will report the gain or loss, cost basis, and holding period of such covered shares to the IRS and you on Form 1099.

A cost basis method is the method by which a Fund determines which specific covered shares are deemed to be sold, exchanged or redeemed when a shareholder sells, exchanges or redeems less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing NAVs.  If a shareholder does not affirmatively elect a cost basis method, the Funds will use the average cost method, which averages the basis of all Fund shares in an account regardless of holding period, and shares sold, exchanged or redeemed are deemed to be those with the longest holding period first.  Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its covered shares.  The default cost basis method applied by the Funds or the alternate method elected by a shareholder may not be changed after the settlement date of a sale, exchange or redemption of Fund shares.

If you hold Fund shares through a broker (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

COUNSEL
Godfrey & Kahn, S.C., 780 N. Water Street, Milwaukee, Wisconsin 53202, serves as counsel to the Trust and has passed upon the legality of the shares offered by the Funds’ Prospectus.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, has been selected as the independent registered public accounting firm of the Trust.  As such, it is responsible for auditing the financial statements of the Funds.

FINANCIAL STATEMENTS
The Barrier Fund’s and Generation Wave Growth Fund’s audited financial statements and notes thereto are incorporated by reference to the Barrier Fund’s and Generation Wave Growth Fund’s annual report for the fiscal year ended March 31, 2015, as filed with the SEC on June 9, 2015.  The Takeover Targets Fund had not commenced operations prior to the fiscal year ended March 31, 2015, and is not included in the annual report.

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APPENDIX A

RATINGS DEFINITIONS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term.  Short-term ratings are generally assigned to those obligations considered short-term in the relevant market.  In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.  Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

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D
A short-term obligation rated ‘D’ is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

SPUR (Standard & Poor’s Underlying Rating)
A SPUR rating is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it.  These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue.  Standard & Poor’s maintains surveillance of an issue with a published SPUR.

Dual Ratings
Dual ratings may be assigned to debt issues that have a put option or demand feature.  The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature.  The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols.  The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’).  With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).

The analyses, including ratings, of Standard & Poor’s and its affiliates (together Standard & Poor’s) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions.  Standard & Poor’s assumes no obligation to update any information following publication.  Users of ratings or other analyses should not rely on them in making any investment decision.  Standard &Poor’s opinions and analyses do not address the suitability of any security.  Standard & Poor’s does not act as a fiduciary or an investment advisor except where registered as such.  While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.  Ratings and other opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)
Standard & Poor’s assigns qualifiers to ratings when appropriate.  This section details active qualifiers.

Standard & Poor’s uses five qualifiers that limit the scope of a rating.  The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addressed the principal portion of the obligation only.  Likewise, the qualifier can indicate a limitation on the type of information used, such as “pi” for public information.  A qualifier appears as a suffix and is part of the rating.

1.  Federal Deposit Insurance Limit:  “L” qualifier
Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

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2.  Principal Payment:  “p” qualifier
This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation.  The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest portion is not rated.

3.  Public Information Ratings:  “pi” qualifier
Ratings with a ‘pi’ suffix are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain.  They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ suffix.  Ratings with a ‘pi’ suffix are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

4.  Preliminary Ratings:  “prelim” qualifier
Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below.  Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation.  Standard & Poor’s reserves the right not to issue a final rating.  Moreover, if a final rating is issued, it may differ from the preliminary rating.

—	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

—
Preliminary ratings are assigned to Rule 415 Shelf Registrations.  As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies

—
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor.  Preliminary ratings may also be assigned to the obligors.  These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

—
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final.  Preliminary ratings may also be assigned to obligations of these entities.’

—
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited.  The preliminary rating may be assigned to the entity and to its proposed obligation(s).  These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event.  Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings.

—	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

5.  Termination Structures:  “t” qualifier
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Inactive Qualifiers

Inactive qualifiers are no longer applied or outstanding.

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1.  Contingent upon final documentation: “*” inactive qualifier
This symbol indicated that the rating was contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.  Discontinued use in August 1998.

2.  Termination of obligation to tender:  “c” inactive qualifier
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.  Discontinued use in January 2001.

3.  U.S. direct government securities:  “G” inactive qualifier
The letter “G” following the rating symbol when a fund’s portfolio consists primarily of direct U.S. Government securities.

4.  Provisional Ratings:  “pr” inactive qualifier
The letters ‘pr’ indicate that the rating was provisional.  A provisional rating assumed the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

5.  Quantitative Analysis of publication information:  “q” inactive qualifier
A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information.  Discontinued use in April 2001.

6.  Extraordinary risks:  “r” inactive qualifier
The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating.  The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks.  Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Active Identifiers

1.  Unsolicited: ‘unsolicited’ and ‘u’ identifier
The ‘u’ identifier and ‘unsolicited’ designation are unsolicited credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

2.  Structured finance:  “sf” identifier
The ‘sf’ identifier shall be assigned to ratings on “structured finance instruments” when required to comply with applicable law or regulatory requirement or when Standard & Poor’s believes it appropriate. The addition of the ‘sf’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s creditworthiness.

Local Currency and Foreign Currency Ratings
Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

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Moody’s Credit Rating Definitions

Purpose
The system of rating securities was originated by John Moody in 1909.  The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which future relative creditworthiness of securities may be gauged.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same.  There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4.The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change.  For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue.  Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen.  While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings.  Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality.  In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

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As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations.  For example, they have no value in forecasting the direction of future trends of market price.  Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc.  During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to “attractiveness.”  The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgments about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at “worst” possibilities in the “visible” future, rather than solely at the past record and the status of the present.  Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind.  Moody’s Investors Service’s own judgment as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities.  As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications.  Reference should be made to these statements for information regarding the issuer.  Moody’s ratings are not commercial credit ratings.  In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.  Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Obligation Ratings
Moody’s assigns ratings to long-term and short-term financial obligations.  Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

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P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

The following table indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist.

SHORT-TERM VS. LONG-TERM RATINGS

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Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings.  It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned.  Under this rating scale, a ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country.  Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments.  It is not related to the rating scale of any other national market.  Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading.  Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature.  In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales.  For instance, Fitch’s National Short Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g., ‘A1+’, ‘A1’, ‘A2’ and ‘A3.’  The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.

Limitations of the National Rating Scale

Specific limitations relevant to National Rating scale include:

•	National scale ratings are only available in selected countries.

•
National scale ratings are only directly comparable with other national ratings in the same country.  There is a certain correlation between national and global ratings but there is not a precise translation between the scales.  The implied probability of default of a given national scale rating will vary over time.

•
The value of default studies for national ratings can be limited.  Due to the relative nature of national scales, a given national scale rating is not intended to represent a fixed amount of default risk over time.  As a result, a default study using only national ratings may not give an accurate picture of the historical relationship between ratings and default risk.  Users should exercise caution if they wish to infer future default probabilities for national scale ratings using the historical default experience with international ratings and mapping tables to link the national and international ratings.  As with ratings on any scale, the future will not necessarily follow the past.

•
Fitch attaches less confidence to conclusions about national scale default probabilities than for International Credit ratings.  There has not been a comprehensive global study of default history among entities with national scales to show that their ex-post default experience has been consistent with ex-ante probabilities implied.  This is due to the relatively short history of ratings in emerging markets and the restrictive relative nature of the national scales.

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The above list is not exhaustive, and is provided for the reader’s convenience.  Readers are requested to review the section Understanding Credit Ratings — Limitations and Usage for further information on the limitations of the agency’s ratings.

National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country.  Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD:  Restricted default
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

D(xxx)
Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO international country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies.  For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category.  Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx).’

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LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

—      Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

—      Nature of and provisions of the obligation and the promise we impute.

—      Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Long-Term Issue Credit Ratings

AAA
An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics.  ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.  The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C
An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated ‘D’ is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR
This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

See active and inactive qualifiers following Standard & Poor’s Short-Term Issue Credit Ratings beginning on page A-3.

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Moody’s Long-Term Obligation Ratings

Long-Term Obligation Ratings

Moody’s assigns ratings to long-term and short-term financial obligations.  Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.  Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

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* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs.  Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment.  Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

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Fitch’s National Long-Term Credit Ratings

AAA(xxx)
‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country.  This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)
‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country.  The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)
‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country.  However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)
‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country.  However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)
‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country.  Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country.  Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.  For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)
‘CCC’ National Ratings denote that default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)
‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx)
‘C’ National Ratings denote that default is imminent.

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RD:  Restricted default.
“RD” ratings indicated that an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.  This would include:

a. the selective payment default on a specific class or currency of debt;

b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations either in series or in parallel; or

d. execution of a distressed debt exchange on one or more material financial obligations.

D(xxx)
‘D’ National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:
The ISO International country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies.  For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category.  Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx).’

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MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

—      Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

—      Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poor’s Short-Term Issue Credit Ratings  beginning on page A-3.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings

While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating.  Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

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MIG 1
This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale.  The rating transitions on the VMIG scale, as shown in the diagram below, differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1
This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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US MUNICIPAL SHORT-TERM VS. LONG-TERM RATINGS

*For SBPA-backed VRDBS.  The rating transitions are higher to allow for distance to downgrade to below-investment grade due to the presence of automatic termination events in the SBPAs

Reviewed April 9, 2015

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USA MUTUALS
PART C

OTHER INFORMATION

Item 28.    Exhibits

(a)			Declaration of Trust.
(i)
Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the SEC on December 7, 2011 and is incorporated by reference.

(ii)
Agreement and Declaration of Trust was previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

(b)
Amended and Restated By-Laws were previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

(c)			Instruments Defining Rights of Security Holders are incorporated by reference into the Registrant’s Agreement and Declaration of Trust and By-Laws.
(d)			Investment Advisory Contracts.
	(i)	(A)
Amended and Restated Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed with the SEC on July 25, 2014 and is incorporated by reference.

(B)
First Amendment to the Amended and Restated Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A filed with the SEC on May 5, 2015 and is incorporated by reference.

(e)	(i)	(A)
Amended and Restated Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

(B)
Amendment to the Amended and Restated Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed with the SEC on July 25, 2014 and is incorporated by reference.

(f)			Bonus or Profit Sharing Contracts — Not Applicable.
(g)	(i)	(A)
Amended and Restated Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

		(B)	Amendment to the Amended and Restated Custody Agreement — Filed Herewith.
(h)			Other Material Contracts.
	(i)	(A)
Amended and Restated Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

		(B)	Amendment to the Amended and Restated Fund Administration Servicing Agreement — Filed Herewith.
	(ii)	(A)
Amended and Restated Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

		(B)	Amendment to the Amended and Restated Transfer Agent Servicing Agreement — Filed Herewith.

	(iii)	(A)
Amended and Restated Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

		(B)	Amendment to the Amended and Restated Fund Accounting Servicing Agreement — Filed Herewith.
	(iv)	(A)
Power of Attorney for Mr. Szilagyi was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the SEC on December 7, 2011 and is incorporated by reference.

(B)
Power of Attorney for Michael D. Akers and Gary A. Drska was previously filed with Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A filed with the SEC on May 29, 2013 and is incorporated by reference.

	(v)	(A)
Amended and Restated Expense Waiver and Reimbursement Agreement was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed with the SEC on July 25, 2014 and is incorporated by reference.

(B)
First Amendment to the Amended and Restated Expense Waiver and Reimbursement Agreement was previously filed with Registrant’s Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A filed with the SEC on May 5, 2015 and is incorporated by reference.

(i)			Legal Opinions.
(i)
Opinion and Consent of Counsel was previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A relating to Investor Class shares of the USA Mutuals Generation Wave Growth Fund and the USA Mutuals Barrier Fund (f/k/a Vice Fund) filed with the SEC on June 15, 2001 and is incorporated by reference.

(ii)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A relating to Class A and Class C shares of the USA Mutuals Generation Wave Growth Fund and the USA Mutuals Barrier Fund (f/k/a Vice Fund) filed with the SEC on December 7, 2011 and is incorporated by reference.

(iii)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A relating to the Institutional Class shares of the USA Mutuals Barrier Fund (f/k/a Vice Fund) filed with the SEC on July 29, 2013 and is incorporated by reference.

(iv)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A relating to Institutional Class, Investor Class, Class A and Class C shares of the USA Mutuals Takeover Targets Fund was filed with the SEC on May 5, 2015 and is incorporated by reference.

	(v)		Consent of Counsel — Filed Herewith.
(j)			Other Opinions.
	(i)		Consent of Independent Registered Public Accounting Firm — Filed Herewith.
(k)			Omitted Financial Statements — Not Applicable.
(l)
Initial Capital Agreements were previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

(m)
Amended and Restated Distribution (Rule 12b-1) and Shareholder Servicing Plan was previously filed with Registrant’s Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A filed with the SEC on May 5, 2015 and is incorporated by reference.

(n)
Amended and Restated Rule 18f-3 Multiple Class Plan was previously filed with Registrant’s Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A filed with the SEC on May 5, 2015 and is incorporated by reference.

2

(o)		Reserved.
(p)		Code of Ethics.
(i)
Code of Ethics for Registrant and Adviser was previously filed with Registrant’s Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A filed with the SEC on July 29, 2013 and is incorporated by reference.

(ii)
Quasar Distributors, LLC Code of Ethics was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed with the SEC on July 25, 2014 and is incorporated by reference.

(iii)
Registrant’s Independent Trustees Code of Ethics was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

Item 29.    Persons Controlled by or Under Common Control with Registrant

None.

Item 30.    Indemnification

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.    Business and Other Connections of Investment Adviser

USA Mutuals Advisors, Inc. (the “Advisor”), located at 700 N. Pearl Street, Suite 900, Dallas, TX  75201, serves as the investment adviser for the Registrant.  The Advisor is a registered investment adviser.  The business and other connections of the Advisor, as well as the names and titles of the executive officers and directors of the Advisor, are further described in the Advisor’s Uniform Application for Investment Adviser Registration (“Form ADV”) as filed with the SEC on September 29, 2014.

Item 32.    Principal Underwriter

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund

3

Barrett Opportunity Fund, Inc.	Monetta Trust
Brandes Investment Trust	Nicholas Family of Funds, Inc.
Bridge Builder Trust	Oaktree Funds
Bridges Investment Fund, Inc.	Permanent Portfolio Family of Funds, Inc.
Brookfield Investment Funds	Perritt Funds, Inc.
Brown Advisory Funds	PRIMECAP Odyssey Funds
Buffalo Funds	Professionally Managed Portfolios
CG Funds Trust	Prospector Funds, Inc.
Compass EMP Funds Trust	Provident Mutual Funds, Inc.
DoubleLine Funds Trust	Purisima Funds
ETF Series Solutions	Rainier Investment Management Mutual Funds
Evermore Funds Trust	RBC Funds Trust
FactorShares Trust	Stone Ridge Trust
First American Funds, Inc.	Stone Ridge Trust II
FundX Investment Trust	Stone Ridge Trust III
Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	Trust for Professional Managers
Greenspring Fund, Inc.	Trust for Advised Portfolios
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	Wall Street Fund, Inc.
Hennessy Funds Trust	Westchester Capital Funds
Hotchkis & Wiley Funds	Wisconsin Capital Funds, Inc.
Intrepid Capital Management Funds Trust	YCG Funds
IronBridge Funds, Inc.

(b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer, Board Member	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)   Not Applicable.

4

Item 33.    Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	USA Mutuals Advisors, Inc. 700 North Pearl Street, Suite 900 Dallas, Texas 75201
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable.

5

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 40 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 27th day of July, 2015.

USA MUTUALS (Registrant)

By:    /s/ Jerry Szilagyi*
Jerry Szilagyi
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 40 to its Registration Statement has been signed below on July 27, 2015, by the following persons in the capacities indicated.

/s/ Jerry Szilagyi* Jerry Szilagyi	President

/s/ Joseph C. Neuberger Joseph C. Neuberger	Chairman and Trustee

/s/ Dr. Michael D. Akers** Dr. Michael D. Akers	Independent Trustee

/s/ Gary A. Drska** Gary A. Drska	Independent Trustee

* By /s/ Joseph C. Neuberger
Joseph C. Neuberger
Trustee and Chairperson

*Attorney-in-Fact pursuant to Power of Attorney
previously filed with Registrant’s Post-Effective
Amendment No. 24 to its Registration Statement on
Form N-1A with the SEC on December 7, 2011, and is
incorporated by reference.

**Attorney-in-Fact pursuant to Power of Attorney
previously filed with Registrant’s Post-Effective
Amendment No. 29 to its Registration Statement on
Form N-1A with the SEC on May 29, 2013, and is
incorporated by reference.

6

EXHIBIT INDEX

Exhibit	Exhibit No.

Amendment to the Amended and Restated Custody Agreement	EX.99.g.(i)(B)
Amendment to the Amended and Restated Fund Administration Servicing Agreement	EX.99.h.(i)(B)
Amendment to the Amended and Restated Transfer Agent Servicing Agreement	EX.99.h.(ii)(B)
Amendment to the Amended and Restated Fund Accounting Servicing Agreement	EX.99.h.(iii)(B)
Consent of Counsel	EX.99.i.(v)
Consent of Independent Registered Public Accounting Firm	EX.99.j.(i)